March 31, 2025
2025 Quarterly Report (Unaudited)

BlackRock Funds IV
• BlackRock Systematic Multi-Strategy Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
March 31, 2025
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
Affirm Asset Securitization Trust(a)
Series 2022-Z1, Class A, 4.55%, 06/15/27	$161	$ 161,385
Series 2023-B, Class 1D, 8.78%, 09/15/28	1,430	1,452,603
Series 2023-B, Class C, 7.81%, 09/15/28	6,350	6,424,121
Series 2023-B, Class D, 8.78%, 09/15/28	2,290	2,326,196
Series 2023-X1, Class B, 7.77%, 11/15/28	3,036	3,043,051
Series 2024-A, Class 1C, 6.16%, 02/15/29	5,230	5,264,230
Series 2024-A, Class 1D, 6.89%, 02/15/29	4,170	4,211,982
Series 2024-A, Class B, 5.93%, 02/15/29	3,640	3,667,080
Series 2024-B, Class C, 5.06%, 09/15/29	4,500	4,504,022
Series 2024-B, Class D, 5.50%, 09/15/29	5,500	5,507,812
Series 2024-X1, Class B, 6.34%, 05/15/29	3,250	3,268,058
Series 2024-X1, Class C, 6.57%, 05/15/29	3,333	3,362,867
Series 2024-X1, Class D, 7.29%, 05/15/29	6,900	6,999,980
Series 2024-X2, Class D, 6.08%, 12/17/29	3,125	3,123,717
Affirm Master Trust(a)
Series 2025-1A, Class B, 5.13%, 02/15/33	2,500	2,512,678
Series 2025-1A, Class C, 5.28%, 02/15/33	3,410	3,428,066
Avant Loans Funding Trust, Series 2025-REV1, Class C, 6.06%, 05/15/34(a)	2,110	2,112,628
Carvana Auto Receivables Trust, Series 2021-N2, Class B, 0.75%, 03/10/28	311	300,474
Exeter Automobile Receivables Trust, Series 2022- 2A, Class C, 3.85%, 07/17/28	379	378,154
JPMorgan Chase Bank NA - CACLN, Series 2021-3, Class B, 0.76%, 02/26/29(a)	402	400,885
Netcredit Combined Receivables LLC, Series 2023-A, Class A, 7.78%, 12/20/27(a)	7,126	7,193,493
NetCredit Combined Receivables LLC(a)
Series 2024-A, Class A, 7.43%, 10/21/30	5,377	5,412,346
Series 2024-A, Class B, 8.31%, 10/21/30	6,000	6,172,633
OneMain Financial Issuance Trust, Series 2019-2A, Class A, 3.14%, 10/14/36(a)	500	484,356
Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class B, 5.28%, 05/15/32(a)	743	742,579
Upstart Securitization Trust, Series 2022-4, Class A, 5.98%, 08/20/32(a)	1,499	1,499,127
Total Asset-Backed Securities — 1.1% (Cost: $83,347,244)		83,954,523

	Shares
Common Stocks
Aerospace & Defense — 0.2%
AeroVironment, Inc.(b)	684	81,526
Axon Enterprise, Inc.(b)	345	181,453
BWX Technologies, Inc.	1,063	104,865
Curtiss-Wright Corp.	359	113,900
General Dynamics Corp.	943	257,043
General Electric Co.	2,965	593,445
HEICO Corp.	630	168,329
Howmet Aerospace, Inc.	1,598	207,308
L3Harris Technologies, Inc.	3,700	774,447
Lockheed Martin Corp.	16,480	7,361,781
Northrop Grumman Corp.	7,320	3,747,913
Security	Shares	Value
Aerospace & Defense (continued)
RTX Corp.	3,828	$ 507,057
Woodward, Inc.	610	111,319
		14,210,386
Air Freight & Logistics — 0.1%
Expeditors International of Washington, Inc.	1,086	130,592
United Parcel Service, Inc., Class B	66,490	7,313,235
		7,443,827
Automobile Components — 0.0%
Gentex Corp.	4,095	95,414
Automobiles — 0.0%
Tesla, Inc.(b)	7,599	1,969,357
Beverages — 0.3%
Brown-Forman Corp., Class B	3,455	117,263
Coca-Cola Co.	124,302	8,902,509
Constellation Brands, Inc., Class A	934	171,408
Keurig Dr. Pepper, Inc.	41,040	1,404,389
Monster Beverage Corp.(b)	4,069	238,118
PepsiCo, Inc.	52,713	7,903,787
		18,737,474
Biotechnology — 0.2%
AbbVie, Inc.	37,410	7,838,143
BioMarin Pharmaceutical, Inc.(b)	1,732	122,435
Exelixis, Inc.(b)	3,013	111,240
Gilead Sciences, Inc.	72,298	8,100,991
Neurocrine Biosciences, Inc.(b)	989	109,383
Regeneron Pharmaceuticals, Inc.	375	237,836
United Therapeutics Corp.(b)	377	116,218
Vertex Pharmaceuticals, Inc.(b)	786	381,069
		17,017,315
Broadline Retail — 0.0%
Amazon.com, Inc.(b)	10,300	1,959,678
Building Products — 0.0%
AAON, Inc.	1,214	94,850
Carlisle Cos., Inc.	361	122,921
CSW Industrials, Inc.	337	98,242
Lennox International, Inc.	225	126,187
Masco Corp.	1,669	116,062
Simpson Manufacturing Co., Inc.	627	98,489
Trane Technologies PLC	785	264,482
		921,233
Capital Markets — 0.1%
CME Group, Inc.	31,098	8,249,988
FactSet Research Systems, Inc.	287	130,482
Moody’s Corp.	610	284,071
S&P Global, Inc.	907	460,847
Tradeweb Markets, Inc., Class A	1,194	177,261
		9,302,649
Chemicals — 0.1%
Air Products and Chemicals, Inc.	7,192	2,121,065
DuPont de Nemours, Inc.	2,055	153,467
Ecolab, Inc.	993	251,745
Linde PLC	1,296	603,470
RPM International, Inc.	1,008	116,605
Sherwin-Williams Co.	835	291,574
		3,537,926

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Commercial Services & Supplies — 0.0%
Cintas Corp.	1,396	$ 286,920
Clean Harbors, Inc.(b)	550	108,405
Copart, Inc.(b)	3,846	217,645
GFL Environmental, Inc.	2,917	140,920
Republic Services, Inc.	1,128	273,156
Rollins, Inc.	2,883	155,769
Veralto Corp.	1,486	144,811
Waste Connections, Inc.	1,097	214,123
Waste Management, Inc.	1,339	309,992
		1,851,741
Communications Equipment — 0.1%
Arista Networks, Inc.(b)	3,867	299,615
Cisco Systems, Inc.	134,352	8,290,862
Motorola Solutions, Inc.	603	264,000
		8,854,477
Construction & Engineering — 0.0%
EMCOR Group, Inc.	326	120,499
Quanta Services, Inc.	682	173,351
Stantec, Inc.	1,296	107,361
		401,211
Construction Materials — 0.0%
CRH PLC	2,322	204,266
Eagle Materials, Inc.	464	102,976
Vulcan Materials Co.	661	154,211
		461,453
Consumer Staples Distribution & Retail — 0.1%
Casey’s General Stores, Inc.	308	133,684
Costco Wholesale Corp.	1,140	1,078,189
Kroger Co.	3,143	212,750
Sprouts Farmers Market, Inc.(b)	867	132,339
Sysco Corp.	2,365	177,470
U.S. Foods Holding Corp.(b)	1,798	117,697
Walmart, Inc.	19,840	1,741,753
		3,593,882
Containers & Packaging — 0.1%
Amcor PLC	12,136	117,719
AptarGroup, Inc.	756	112,175
Avery Dennison Corp.	663	117,994
International Paper Co.	16,574	884,223
Packaging Corp. of America	24,264	4,804,757
Sonoco Products Co.	7,111	335,924
		6,372,792
Distributors — 0.0%
Genuine Parts Co.	12,100	1,441,594
Diversified Consumer Services — 0.0%
H&R Block, Inc.	10,452	573,919
Diversified Telecommunication Services — 0.1%
AT&T, Inc.	322,725	9,126,663
TELUS Corp.	9,271	132,946
Verizon Communications, Inc.	11,871	538,469
		9,798,078
Electric Utilities — 0.6%
Alliant Energy Corp.	34,580	2,225,223
American Electric Power Co., Inc.	78,685	8,597,910
Duke Energy Corp.	71,300	8,696,461
Entergy Corp.	2,087	178,418
Evergy, Inc.	48,883	3,370,483
Exelon Corp.	21,739	1,001,733
Security	Shares	Value
Electric Utilities (continued)
FirstEnergy Corp.	3,741	$ 151,211
Fortis, Inc./Canada	3,221	146,813
IDACORP, Inc.	9,527	1,107,228
OGE Energy Corp.	130,458	5,995,850
Pinnacle West Capital Corp.	34,094	3,247,454
Portland General Electric Co.	1,342	59,853
PPL Corp.	4,376	158,017
Southern Co.	92,931	8,545,005
Xcel Energy, Inc.	62,645	4,434,640
		47,916,299
Electrical Equipment — 0.0%
Acuity Brands, Inc.	367	96,649
AMETEK, Inc.	1,012	174,206
Emerson Electric Co.	2,048	224,543
Hubbell, Inc.	367	121,444
		616,842
Electronic Equipment, Instruments & Components — 0.0%
Amphenol Corp., Class A	4,135	271,215
Cognex Corp.	3,077	91,787
Teledyne Technologies, Inc.(b)	288	143,340
		506,342
Entertainment — 0.0%
Electronic Arts, Inc.	1,265	182,818
Netflix, Inc.(b)	1,090	1,016,458
Spotify Technology SA(b)	638	350,919
Walt Disney Co.	5,108	504,159
		2,054,354
Financial Services — 0.1%
Berkshire Hathaway, Inc., Class B(b)	4,352	2,317,788
Fiserv, Inc.(b)	1,705	376,515
Jack Henry & Associates, Inc.	688	125,629
Mastercard, Inc., Class A	2,319	1,271,090
Visa, Inc., Class A	5,034	1,764,216
		5,855,238
Food Products — 0.4%
Cal-Maine Foods, Inc.	30,262	2,750,816
Conagra Brands, Inc.	178,973	4,773,210
General Mills, Inc.	123,571	7,388,310
Hershey Co.	988	168,978
Hormel Foods Corp.	26,757	827,861
Ingredion, Inc.	835	112,900
Kraft Heinz Co.	141,744	4,313,270
McCormick & Co., Inc.	1,719	141,491
Mondelez International, Inc., Class A	12,680	860,338
Pilgrim’s Pride Corp.(b)	2,240	122,102
Post Holdings, Inc.(b)	919	106,935
The Campbell’s Co.	146,286	5,839,737
Tyson Foods, Inc., Class A	33,623	2,145,484
		29,551,432
Gas Utilities — 0.0%
Atmos Energy Corp.	7,127	1,101,692
National Fuel Gas Co.	1,428	113,083
		1,214,775
Ground Transportation — 0.0%
Canadian National Railway Co.	2,325	226,595
Canadian Pacific Kansas City Ltd.	3,275	229,938
CSX Corp.	7,312	215,192
JB Hunt Transport Services, Inc.	787	116,437
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Ground Transportation (continued)
Norfolk Southern Corp.	905	$ 214,349
Old Dominion Freight Line, Inc.	1,003	165,946
Union Pacific Corp.	6,414	1,515,243
		2,683,700
Health Care Equipment & Supplies — 0.3%
Abbott Laboratories	62,236	8,255,605
Alcon AG	2,096	198,973
Becton Dickinson & Co.	1,074	246,010
Boston Scientific Corp.(b)	4,389	442,762
Cooper Cos., Inc.(b)	1,452	122,476
Edwards Lifesciences Corp.(b)	2,579	186,926
Glaukos Corp.(b)	890	87,594
Hologic, Inc.(b)	1,945	120,143
IDEXX Laboratories, Inc.(b)	395	165,880
Intuitive Surgical, Inc.(b)	988	489,327
Medtronic PLC	84,134	7,560,281
Merit Medical Systems, Inc.(b)	1,018	107,613
Penumbra, Inc.(b)	404	108,034
ResMed, Inc.	757	169,454
STERIS PLC	629	142,563
Stryker Corp.	1,099	409,103
Zimmer Biomet Holdings, Inc.	1,314	148,719
		18,961,463
Health Care Providers & Services — 0.2%
Cardinal Health, Inc.	25,388	3,497,705
Chemed Corp.	186	114,449
Cigna Group	4,860	1,598,940
Encompass Health Corp.	1,107	112,117
Ensign Group, Inc.	792	102,485
Labcorp Holdings, Inc.	563	131,033
Quest Diagnostics, Inc.	46,802	7,918,898
		13,475,627
Health Care Technology(b) — 0.0%
Doximity, Inc., Class A	1,689	98,013
Veeva Systems, Inc., Class A	783	181,366
		279,379
Hotels, Restaurants & Leisure — 0.2%
Booking Holdings, Inc.	96	442,263
Chipotle Mexican Grill, Inc.(b)	4,893	245,678
Darden Restaurants, Inc.	38,200	7,936,432
Hilton Worldwide Holdings, Inc.	920	209,346
Marriott International, Inc., Class A	973	231,769
McDonald’s Corp.	1,950	609,121
Restaurant Brands International, Inc.	2,381	158,670
Starbucks Corp.	22,460	2,203,101
Texas Roadhouse, Inc.	659	109,809
Vail Resorts, Inc.	27,228	4,357,025
Yum! Brands, Inc.	1,236	194,497
		16,697,711
Household Durables — 0.0%
D.R. Horton, Inc.	1,406	178,745
Garmin Ltd.	840	182,389
NVR, Inc.(b)	19	137,644
PulteGroup, Inc.	1,303	133,948
		632,726
Household Products — 0.4%
Church & Dwight Co., Inc.	1,401	154,236
Security	Shares	Value
Household Products (continued)
Clorox Co.	42,186	$ 6,211,889
Colgate-Palmolive Co.	39,042	3,658,235
Kimberly-Clark Corp.	57,293	8,148,210
Procter & Gamble Co.	51,331	8,747,829
		26,920,399
Independent Power and Renewable Electricity Producers — 0.0%
Talen Energy Corp.(b)	547	109,219
Industrial Conglomerates — 0.0%
Honeywell International, Inc.	1,939	410,583
Insurance — 0.1%
Aflac, Inc.	9,709	1,079,544
Old Republic International Corp.	182,177	7,144,982
		8,224,526
Interactive Media & Services — 0.1%
Alphabet, Inc., Class A	12,886	1,992,691
Meta Platforms, Inc., Class A	3,256	1,876,628
Reddit, Inc., Class A(b)	932	97,767
		3,967,086
IT Services — 0.2%
Amdocs Ltd.	91,351	8,358,616
CGI, Inc.	1,297	129,480
Cognizant Technology Solutions Corp., Class A	2,195	167,917
Gartner, Inc.(b)	358	150,267
GoDaddy, Inc., Class A(b)	849	152,939
International Business Machines Corp.	31,608	7,859,645
Shopify, Inc., Class A(b)	3,706	353,497
VeriSign, Inc.(b)	594	150,799
		17,323,160
Life Sciences Tools & Services — 0.0%
Agilent Technologies, Inc.	1,336	156,285
Bio-Techne Corp.	1,769	103,717
Danaher Corp.	2,074	425,170
Thermo Fisher Scientific, Inc.	1,047	520,987
West Pharmaceutical Services, Inc.	565	126,492
		1,332,651
Machinery — 0.1%
Allison Transmission Holdings, Inc.	1,081	103,419
Cummins, Inc.	570	178,661
Donaldson Co., Inc.	1,575	105,619
Dover Corp.	758	133,165
Federal Signal Corp.	1,223	89,952
Fortive Corp.	1,896	138,749
Graco, Inc.	1,401	116,998
IDEX Corp.	630	114,011
Illinois Tool Works, Inc.	1,013	251,234
Ingersoll Rand, Inc.	1,964	157,179
ITT, Inc.	798	103,070
JBT Marel Corp.	805	98,371
Kadant, Inc.	260	87,597
Lincoln Electric Holdings, Inc.	561	106,119
Mueller Industries, Inc.	1,372	104,464
Nordson Corp.	549	110,744
Otis Worldwide Corp.	1,820	187,824
Parker-Hannifin Corp.	433	263,199
Pentair PLC	1,328	116,173
RBC Bearings, Inc.(b)	318	102,323
Snap-on, Inc.	384	129,412

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Machinery (continued)
SPX Technologies, Inc.(b)	711	$ 91,563
Westinghouse Air Brake Technologies Corp.	890	161,401
Xylem, Inc.	1,247	148,967
		3,200,214
Marine Transportation — 0.0%
Kirby Corp.(b)	1,000	101,010
Media — 0.2%
Comcast Corp., Class A	196,289	7,243,064
Fox Corp., Class A	2,624	148,519
New York Times Co., Class A	2,247	111,451
News Corp., Class A	4,577	124,586
Nexstar Media Group, Inc.	547	98,033
Omnicom Group, Inc.	44,431	3,683,774
		11,409,427
Metals & Mining — 0.0%
Franco-Nevada Corp.	1,064	167,644
Reliance, Inc.	424	122,430
Royal Gold, Inc.	756	123,613
		413,687
Multi-Utilities — 0.5%
Ameren Corp.	36,028	3,617,211
CenterPoint Energy, Inc.	4,180	151,441
CMS Energy Corp.	93,224	7,002,055
Consolidated Edison, Inc.	80,728	8,927,709
Dominion Energy, Inc.	144,829	8,120,561
DTE Energy Co.	2,566	354,801
NiSource, Inc.	3,354	134,462
Public Service Enterprise Group, Inc.	2,270	186,821
Sempra	2,708	193,243
WEC Energy Group, Inc.	75,751	8,255,344
		36,943,648
Oil, Gas & Consumable Fuels — 0.5%
Canadian Natural Resources Ltd.	7,918	243,874
Cheniere Energy, Inc.	959	221,913
Chesapeake Energy Corp.	1,448	161,191
Chevron Corp.	57,247	9,576,851
DT Midstream, Inc.(b)	8,858	854,620
Enbridge, Inc.	7,191	318,633
EOG Resources, Inc.	31,380	4,024,171
Exxon Mobil Corp.	86,335	10,267,821
Kinder Morgan, Inc.	73,120	2,086,114
New Fortress Energy, Inc., (Acquired 12/24/24, Cost: $—)(c)	155,741	1,294,208
ONEOK, Inc.	26,594	2,638,657
Pembina Pipeline Corp.	3,955	158,319
TC Energy Corp.	4,333	204,561
Williams Cos., Inc.	60,844	3,636,037
		35,686,970
Personal Care Products — 0.0%
BellRing Brands, Inc.(b)	1,547	115,190
Kenvue, Inc.	116,154	2,785,373
		2,900,563
Pharmaceuticals — 0.3%
Eli Lilly & Co.	2,305	1,903,723
Johnson & Johnson	54,154	8,980,899
Security	Shares	Value
Pharmaceuticals (continued)
Merck & Co., Inc.	91,870	$ 8,246,251
Zoetis, Inc., Class A	1,629	268,215
		19,399,088
Professional Services — 0.2%
Automatic Data Processing, Inc.	26,754	8,174,150
ExlService Holdings, Inc.(b)	2,200	103,862
Leidos Holdings, Inc.	984	132,781
Paychex, Inc.	53,485	8,251,666
Thomson Reuters Corp.	1,570	271,264
Verisk Analytics, Inc.	649	193,155
		17,126,878
Residential REITs — 0.2%
Camden Property Trust	7,747	947,458
Equity Residential	55,148	3,947,494
Mid-America Apartment Communities, Inc.	46,543	7,799,676
UDR, Inc.	42,417	1,915,976
		14,610,604
Retail REITs — 0.1%
Phillips Edison & Co., Inc.	1,011	36,891
Regency Centers Corp.	102,656	7,571,907
Simon Property Group, Inc.	5,420	900,154
		8,508,952
Semiconductors & Semiconductor Equipment — 0.1%
Analog Devices, Inc.	1,574	317,429
Applied Materials, Inc.	2,447	355,109
NVIDIA Corp.	18,091	1,960,703
Skyworks Solutions, Inc.	24,264	1,568,182
Teradyne, Inc.	1,169	96,559
Texas Instruments, Inc.	2,636	473,689
		4,771,671
Software — 0.1%
Appfolio, Inc., Class A(b)	495	108,850
Cadence Design Systems, Inc.(b)	991	252,041
Clearwater Analytics Holdings, Inc., Class A(b)	3,532	94,658
CyberArk Software Ltd.(b)	365	123,370
Descartes Systems Group, Inc.(b)	993	100,124
Fair Isaac Corp.(b)	107	197,325
Guidewire Software, Inc.(b)	639	119,723
Manhattan Associates, Inc.(b)	648	112,130
Microsoft Corp.	5,427	2,037,242
Roper Technologies, Inc.	406	239,369
Synopsys, Inc.(b)	557	238,869
Tyler Technologies, Inc.(b)	245	142,441
		3,766,142
Specialized REITs — 0.0%
American Tower Corp.	3,502	762,035
CubeSmart	10,438	445,807
Public Storage	6,646	1,989,082
		3,196,924
Specialty Retail — 0.1%
Best Buy Co., Inc.	47,847	3,522,018
Home Depot, Inc.	2,557	937,115
Lowe’s Cos., Inc.	1,678	391,360
Murphy USA, Inc.	244	114,634
O’Reilly Automotive, Inc.(b)	205	293,679
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialty Retail (continued)
TJX Cos., Inc.	3,342	$ 407,055
Tractor Supply Co.	2,895	159,514
		5,825,375
Technology Hardware, Storage & Peripherals — 0.0%
Apple, Inc.	9,270	2,059,145
Textiles, Apparel & Luxury Goods(b) — 0.0%
Deckers Outdoor Corp.	985	110,133
Lululemon Athletica, Inc.	528	149,456
		259,589
Tobacco — 0.1%
Altria Group, Inc.	5,661	339,773
Philip Morris International, Inc.	49,215	7,811,897
		8,151,670
Trading Companies & Distributors — 0.0%
Applied Industrial Technologies, Inc.	451	101,628
Fastenal Co.	2,565	198,916
Ferguson Enterprises, Inc.	970	155,423
MSC Industrial Direct Co., Inc., Class A	1,243	96,544
Watsco, Inc.	270	137,241
WW Grainger, Inc.	203	200,529
		890,281
Water Utilities — 0.0%
American Water Works Co., Inc.	1,139	168,025
Wireless Telecommunication Services — 0.0%
T-Mobile U.S., Inc.	3,094	825,201
Total Common Stocks — 6.5% (Cost: $419,023,870)		487,492,982

	Par (000)
Corporate Bonds
Advertising Agencies — 0.1%
Advantage Sales & Marketing, Inc., 6.50%, 11/15/28(a)	$5,649	4,946,280
Interpublic Group of Cos., Inc., 2.40%, 03/01/31	430	375,396
		5,321,676
Aerospace & Defense — 0.9%
Boeing Co.
6.30%, 05/01/29	2,443	2,561,953
5.15%, 05/01/30	270	271,674
6.53%, 05/01/34	1,255	1,344,715
General Dynamics Corp., 3.50%, 04/01/27	3,532	3,486,894
Lockheed Martin Corp.
1.85%, 06/15/30	70	61,190
3.90%, 06/15/32	6,455	6,101,009
5.25%, 01/15/33	14,230	14,596,579
4.75%, 02/15/34	28,270	27,847,330
RTX Corp.
5.75%, 01/15/29	785	817,281
6.00%, 03/15/31	1,530	1,624,960
6.10%, 03/15/34	350	375,325
Security	Par (000)	Value
Aerospace & Defense (continued)
TransDigm, Inc.(a)
6.38%, 03/01/29	$2,916	$ 2,945,729
6.88%, 12/15/30	2,845	2,907,007
		64,941,646
Automobile Components — 0.3%
Garrett Motion Holdings, Inc./Garrett LX I SARL, 7.75%, 05/31/32(a)	8,628	8,528,007
IHO Verwaltungs GmbH(a)(d)
(7.75% Cash or 8.50% PIK), 7.75%, 11/15/30	4,516	4,449,830
(8.00% Cash or 8.75% PIK), 8.00%, 11/15/32	3,769	3,672,941
Lear Corp., 3.80%, 09/15/27	1,964	1,919,283
Phinia, Inc., 6.63%, 10/15/32(a)	3,594	3,524,785
		22,094,846
Automobiles — 1.0%
American Honda Finance Corp.
1.20%, 07/08/25	1,395	1,382,596
1.30%, 09/09/26	1,960	1,875,009
4.90%, 03/13/29	3,360	3,388,843
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/29(a)	8,870	8,020,041
Carvana Co.(a)(d)
(9.00% PIK), 9.00%, 12/01/28	2,734	2,814,875
(9.00% PIK), 9.00%, 06/01/30	4,930	5,218,796
(9.00% PIK), 9.00%, 06/01/31	3,132	3,479,565
Ford Motor Credit Co. LLC, 6.80%, 11/07/28	17,200	17,689,426
General Motors Co., 6.13%, 10/01/25	375	376,895
General Motors Financial Co., Inc., 2.35%, 02/26/27	14,390	13,731,863
Honda Motor Co. Ltd., 2.53%, 03/10/27	4,480	4,321,931
Toyota Motor Credit Corp.
4.95%, 01/09/30	6,050	6,141,065
5.35%, 01/09/35	3,000	3,049,131
		71,490,036
Banks — 11.1%
Banco Bilbao Vizcaya Argentaria SA, (5-year CMT + 3.25%), 7.75%(e)(f)	5,600	5,481,567
Banco Santander SA
5.59%, 08/08/28	29,200	30,031,502
6.94%, 11/07/33	7,000	7,791,139
6.35%, 03/14/34	400	410,685
(1-year CMT + 0.90%), 1.72%, 09/14/27(f)	2,800	2,680,437
Bank of America Corp.(f)
(1-day SOFR + 0.96%), 1.73%, 07/22/27	14,345	13,826,457
(1-day SOFR + 1.05%), 2.55%, 02/04/28	1,625	1,567,690
(1-day SOFR + 1.15%), 1.32%, 06/19/26	8,520	8,459,106
(1-day SOFR + 1.21%), 2.57%, 10/20/32	655	565,101
(1-day SOFR + 1.31%), 5.51%, 01/24/36	9,070	9,230,758
(1-day SOFR + 1.32%), 2.69%, 04/22/32	290	255,243
(1-day SOFR + 1.33%), 2.97%, 02/04/33	3,252	2,851,322
(1-day SOFR + 1.65%), 5.47%, 01/23/35	5,535	5,615,596
(1-day SOFR + 1.70%), 5.74%, 02/12/36	5,195	5,185,075
(1-day SOFR + 1.83%), 4.57%, 04/27/33	1,625	1,570,300
(1-day SOFR + 1.91%), 5.29%, 04/25/34	11,570	11,622,263
(1-day SOFR + 1.99%), 6.20%, 11/10/28	8,160	8,480,849
(1-day SOFR + 2.04%), 4.95%, 07/22/28	5,610	5,655,057
(3-mo. CME Term SOFR + 1.25%), 2.50%, 02/13/31	28,465	25,553,115
(3-mo. CME Term SOFR + 1.30%), 3.42%, 12/20/28	3,765	3,648,756

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Bank of America Corp.(f) (continued)
(3-mo. CME Term SOFR + 1.32%), 3.56%, 04/23/27	$1,500	$ 1,483,741
Bank of Montreal
1.85%, 05/01/25	970	967,770
3.70%, 06/07/25	13,441	13,421,368
1.25%, 09/15/26	2,260	2,159,170
5.72%, 09/25/28	3,110	3,221,894
Bank of New York Mellon Corp.
3.00%, 10/30/28	332	315,910
(1-day SOFR + 1.15%), 3.99%, 06/13/28(f)	73	72,408
(1-day SOFR + 1.17%), 4.54%, 02/01/29(f)	4,130	4,137,427
(1-day SOFR + 1.35%), 4.41%, 07/24/26(f)	717	716,424
(1-day SOFR Index + 1.80%), 5.80%, 10/25/28(f)	427	441,023
Bank of Nova Scotia
3.45%, 04/11/25	315	314,884
1.05%, 03/02/26	3,798	3,685,099
1.35%, 06/24/26	14,962	14,408,766
Canadian Imperial Bank of Commerce
3.95%, 08/04/25	5,373	5,364,374
0.95%, 10/23/25	1,870	1,833,856
Citigroup, Inc.
4.45%, 09/29/27	240	238,870
(1-day SOFR + 1.35%), 3.06%, 01/25/33(f)	18,490	16,210,135
(1-day SOFR + 1.83%), 6.02%, 01/24/36(f)	5,620	5,673,676
(1-day SOFR + 2.06%), 5.83%, 02/13/35(f)	10,030	9,986,874
(1-day SOFR + 2.11%), 2.57%, 06/03/31(f)	23,540	20,962,951
(1-day SOFR + 2.66%), 6.17%, 05/25/34(f)	1,185	1,214,592
(1-day SOFR + 2.84%), 3.11%, 04/08/26(f)	4,485	4,483,512
Fifth Third Bancorp(f)
(1-day SOFR + 1.84%), 5.63%, 01/29/32	390	399,223
(1-day SOFR + 2.34%), 6.34%, 07/27/29	2,325	2,430,473
Freedom Mortgage Corp.(a)
12.00%, 10/01/28	710	762,626
12.25%, 10/01/30	1,110	1,223,034
Goldman Sachs Group, Inc.
3.50%, 04/01/25	2,895	2,895,000
3.75%, 05/22/25	75	74,902
4.25%, 10/21/25	8,100	8,079,174
3.75%, 02/25/26	75	74,577
2.60%, 02/07/30	3,090	2,800,324
(1-day SOFR + 0.80%), 1.43%, 03/09/27(f)	14,815	14,367,824
(1-day SOFR + 1.25%), 2.38%, 07/21/32(f)	8,880	7,605,648
(1-day SOFR + 1.28%), 2.62%, 04/22/32(f)	1,545	1,349,007
(1-day SOFR + 1.38%), 5.54%, 01/28/36(f)	12,280	12,451,443
(1-day SOFR + 1.51%), 4.39%, 06/15/27(f)	5,985	5,975,338
(1-day SOFR + 1.55%), 5.85%, 04/25/35(f)	10,585	10,939,502
(3-mo. CME Term SOFR + 1.42%), 3.81%, 04/23/29(f)	3,015	2,943,508
Series VAR, (1-day SOFR + 0.79%), 1.09%, 12/09/26(f)	6,100	5,953,167
HSBC Holdings PLC(f)
(1-day SOFR + 1.29%), 5.29%, 11/19/30	23,435	23,677,770
(1-day SOFR + 1.56%), 5.45%, 03/03/36	11,560	11,517,412
(1-day SOFR + 2.61%), 5.21%, 08/11/28	15,205	15,355,469
(1-day SOFR + 2.98%), 6.55%, 06/20/34	1,900	1,981,751
JPMorgan Chase & Co.(f)
(1-day SOFR + 0.77%), 1.47%, 09/22/27	22,140	21,177,008
(1-day SOFR + 0.80%), 1.05%, 11/19/26	8,505	8,319,490
(1-day SOFR + 0.80%), 4.92%, 01/24/29	852	860,102
(1-day SOFR + 1.04%), 4.60%, 10/22/30	1,300	1,291,410
(1-day SOFR + 1.26%), 2.96%, 01/25/33	3,385	2,988,083
(1-day SOFR + 1.34%), 4.95%, 10/22/35	2,650	2,593,326
Security	Par (000)	Value
Banks (continued)
JPMorgan Chase & Co.(f) (continued)
(1-day SOFR + 1.46%), 5.29%, 07/22/35	$3,389	$ 3,402,548
(1-day SOFR + 1.85%), 5.35%, 06/01/34	8,025	8,155,432
(1-day SOFR + 1.99%), 4.85%, 07/25/28	14,675	14,768,748
(1-day SOFR + 2.08%), 4.91%, 07/25/33	5,300	5,257,856
(3-mo. CME Term SOFR + 1.11%), 1.76%, 11/19/31	5,525	4,692,604
(3-mo. CME Term SOFR + 1.25%), 2.58%, 04/22/32	428	376,054
(3-mo. CME Term SOFR + 1.52%), 4.20%, 07/23/29	35	34,533
Lloyds Banking Group PLC
4.58%, 12/10/25	3,110	3,104,014
(1-year CMT + 1.75%), 4.72%, 08/11/26(f)	5,380	5,376,571
M&T Bank Corp., (1-day SOFR + 2.80%), 7.41%, 10/30/29(f)	21,874	23,564,703
Mitsubishi UFJ Financial Group, Inc.(f)
(1-year CMT + 0.67%), 1.64%, 10/13/27	14,770	14,130,617
(1-year CMT + 0.83%), 2.34%, 01/19/28	2,585	2,486,378
(1-year CMT + 1.97%), 5.41%, 04/19/34	780	797,717
Mizuho Financial Group, Inc.(f)
(1-year CMT + 0.75%), 1.55%, 07/09/27	5,780	5,565,063
(1-year CMT + 0.90%), 2.65%, 05/22/26	2,910	2,900,997
(1-year CMT + 1.90%), 5.75%, 07/06/34	8,845	9,130,560
Morgan Stanley
3.95%, 04/23/27	509	503,477
3.59%, 07/22/28(f)	325	316,905
(1-day SOFR + 0.72%), 0.99%, 12/10/26(f)	14,490	14,132,448
(1-day SOFR + 1.00%), 2.48%, 01/21/28(f)	13	12,537
(1-day SOFR + 1.03%), 1.79%, 02/13/32(f)	19,064	15,973,111
(1-day SOFR + 1.14%), 2.70%, 01/22/31(f)	14,427	13,070,030
(1-day SOFR + 1.18%), 2.24%, 07/21/32(f)	3,212	2,734,873
(1-day SOFR + 1.20%), 2.51%, 10/20/32(f)	19,787	16,983,794
(1-day SOFR + 1.42%), 5.59%, 01/18/36(f)	2,595	2,650,189
(1-day SOFR + 1.45%), 5.17%, 01/16/30(f)	2,005	2,031,583
(1-day SOFR + 1.58%), 5.83%, 04/19/35(f)	4,540	4,704,647
(1-day SOFR + 1.73%), 5.47%, 01/18/35(f)	1,115	1,128,186
(1-day SOFR + 1.87%), 5.25%, 04/21/34(f)	10,910	10,915,388
PNC Financial Services Group, Inc.(f)
(1-day SOFR + 1.26%), 4.81%, 10/21/32	12,580	12,444,890
(1-day SOFR + 1.60%), 5.40%, 07/23/35	3,315	3,325,923
(1-day SOFR Index + 2.14%), 6.04%, 10/28/33	8,350	8,766,330
Royal Bank of Canada
1.15%, 06/10/25	2,500	2,483,599
1.20%, 04/27/26	1,495	1,445,891
2.05%, 01/21/27	8,000	7,694,600
5.20%, 08/01/28	1,220	1,243,561
4.95%, 02/01/29	1,840	1,864,181
5.00%, 02/01/33	1,880	1,875,435
(1-day SOFR + 0.83%), 4.97%, 01/24/29(f)	6,940	6,992,296
Santander Holdings USA, Inc., (1-day SOFR + 2.14%), 6.34%, 05/31/35(f)	5,259	5,380,522
Santander U.K. Group Holdings PLC, (1-year CMT + 1.25%), 1.53%, 08/21/26(f)	3,000	2,959,494
Sumitomo Mitsui Financial Group, Inc.
1.47%, 07/08/25	7,252	7,194,350
5.46%, 01/13/26	5,130	5,167,016
1.40%, 09/17/26	7,800	7,466,423
2.17%, 01/14/27	2,735	2,631,837
5.52%, 01/13/28	5,590	5,738,866
Toronto-Dominion Bank
3.77%, 06/06/25	15,240	15,210,774
4.69%, 09/15/27	6,755	6,799,071
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Truist Financial Corp.
1.20%, 08/05/25	$3,401	$ 3,361,300
(1-day SOFR + 0.86%), 1.89%, 06/07/29(f)	199	182,315
(1-day SOFR + 1.62%), 5.44%, 01/24/30(f)	4,635	4,730,438
U.S. Bancorp(f)
(1-day SOFR + 1.41%), 5.42%, 02/12/36	12,910	12,987,514
(1-day SOFR + 1.86%), 5.68%, 01/23/35	1,445	1,477,226
UBS Group AG, (1-day SOFR + 1.73%), 3.09%, 05/14/32(a)(f)	3,500	3,115,742
Walker & Dunlop, Inc., 6.63%, 04/01/33(a)	1,270	1,266,825
Wells Fargo & Co.(f)
(1-day SOFR + 1.11%), 5.24%, 01/24/31	2,631	2,675,107
(1-day SOFR + 1.38%), 5.21%, 12/03/35	8,760	8,699,556
(1-day SOFR + 1.50%), 3.35%, 03/02/33	1,875	1,682,291
(1-day SOFR + 1.78%), 5.50%, 01/23/35	10,545	10,688,428
(1-day SOFR + 1.98%), 4.81%, 07/25/28	5,564	5,581,854
(1-day SOFR + 1.99%), 5.56%, 07/25/34	14,550	14,805,776
(1-day SOFR + 2.10%), 2.39%, 06/02/28	3	2,863
(3-mo. CME Term SOFR + 1.26%), 2.57%, 02/11/31	18,075	16,290,553
(3-mo. CME Term SOFR + 1.43%), 2.88%, 10/30/30	13,455	12,400,585
(3-mo. CME Term SOFR + 1.57%), 3.58%, 05/22/28	31	30,351
		827,448,679
Beverages — 0.5%
Coca-Cola Co., 5.00%, 05/13/34	3,770	3,845,873
Coca-Cola Femsa SAB de CV, 2.75%, 01/22/30	8,207	7,515,068
Constellation Brands, Inc.
4.35%, 05/09/27	5,582	5,559,188
2.88%, 05/01/30	310	281,217
Diageo Capital PLC
2.38%, 10/24/29	405	370,599
2.00%, 04/29/30	2,710	2,392,463
5.50%, 01/24/33	18,405	18,954,882
		38,919,290
Biotechnology — 0.4%
Amgen, Inc.
4.05%, 08/18/29	1,225	1,197,789
3.35%, 02/22/32	3,035	2,768,348
Biocon Biologics Global PLC, 6.67%, 10/09/29(a)	6,743	6,365,055
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/30	20,690	17,642,611
		27,973,803
Broadline Retail — 0.1%
Kohl’s Corp., 4.63%, 05/01/31	6,177	4,310,944
Macy’s Retail Holdings LLC, 6.13%, 03/15/32(a)	2,415	2,206,820
		6,517,764
Building Materials — 0.4%
CRH America Finance, Inc., 5.50%, 01/09/35	16,350	16,556,536
Eagle Materials, Inc., 2.50%, 07/01/31	3,285	2,868,269
Martin Marietta Materials, Inc., 5.15%, 12/01/34	2,055	2,042,194
Masco Corp., 3.50%, 11/15/27	2,925	2,848,574
Sisecam U.K. PLC(a)
8.25%, 05/02/29	2,729	2,746,994
8.63%, 05/02/32	4,930	4,930,345
Trane Technologies Financing Ltd., 3.50%, 03/21/26	1,555	1,539,022
		33,531,934
Building Products — 0.2%
BlueLinx Holdings, Inc., 6.00%, 11/15/29(a)	2,776	2,612,920
Security	Par (000)	Value
Building Products (continued)
Home Depot, Inc., 2.50%, 04/15/27	$150	$ 145,029
Lowe’s Cos., Inc.
3.10%, 05/03/27	9,171	8,919,101
2.63%, 04/01/31	1,155	1,023,629
Patrick Industries, Inc., 6.38%, 11/01/32(a)	2,260	2,190,573
		14,891,252
Capital Markets — 1.9%
Ameriprise Financial, Inc.
5.70%, 12/15/28	7,590	7,894,751
5.15%, 05/15/33	7,000	7,060,836
Ares Capital Corp.
2.15%, 07/15/26	3,936	3,796,186
2.88%, 06/15/27	6,210	5,939,207
2.88%, 06/15/28	7,695	7,162,232
5.80%, 03/08/32	2,810	2,793,123
Blue Owl Finance LLC, 6.25%, 04/18/34	6,150	6,298,539
Brookfield Capital Finance LLC, 6.09%, 06/14/33	1,275	1,339,254
Brookfield Finance, Inc.
3.90%, 01/25/28	55	54,022
6.35%, 01/05/34	3,500	3,727,766
5.68%, 01/15/35	1,850	1,892,466
Charles Schwab Corp.
1.15%, 05/13/26	2,135	2,061,274
5.88%, 08/24/26	6,560	6,681,658
2.45%, 03/03/27	1,495	1,442,380
(1-day SOFR + 1.88%), 6.20%, 11/17/29(f)	3,315	3,496,721
(1-day SOFR + 2.50%), 5.85%, 05/19/34(f)	2,331	2,434,641
Citadel Finance LLC, 5.90%, 02/10/30(a)	10,000	9,961,748
FS KKR Capital Corp.
2.63%, 01/15/27	5,275	5,034,851
3.25%, 07/15/27	2,810	2,689,593
3.13%, 10/12/28	4,080	3,712,399
7.88%, 01/15/29	23	24,374
6.13%, 01/15/30	4,840	4,814,442
Golub Capital BDC, Inc.
2.50%, 08/24/26	620	597,247
7.05%, 12/05/28	3,400	3,549,736
6.00%, 07/15/29	7,420	7,450,113
Jefferies Financial Group, Inc., 5.88%, 07/21/28	2,085	2,140,847
LPL Holdings, Inc., 5.65%, 03/15/35	6,855	6,788,056
Main Street Capital Corp., 6.95%, 03/01/29	3,171	3,261,902
Nomura Holdings, Inc.
5.10%, 07/03/25	7,720	7,724,185
1.85%, 07/16/25	7,520	7,460,390
StoneX Group, Inc., 7.88%, 03/01/31(a)	5,447	5,685,820
VFH Parent LLC/Valor Co-Issuer, Inc., 7.50%, 06/15/31(a)	6,513	6,692,609
		141,663,368
Chemicals — 0.6%
Air Products and Chemicals, Inc., 2.05%, 05/15/30	1,125	997,853
Chemours Co., 8.00%, 01/15/33(a)	4,267	3,989,997
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28(a)	6,009	5,808,824
Eastman Chemical Co., 5.63%, 02/20/34	4,920	4,971,672
Ecolab, Inc., 2.13%, 02/01/32	1,920	1,627,388
LYB International Finance II BV, 3.50%, 03/02/27	2,480	2,430,723
Nufarm Australia Ltd./Nufarm Americas, Inc., 5.00%, 01/27/30(a)	110	102,070
OCI NV, 6.70%, 03/16/33(a)	4,492	4,787,888
PPG Industries, Inc., 1.20%, 03/15/26	8,910	8,629,209

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
Rain Carbon, Inc., 12.25%, 09/01/29(a)	$4,273	$ 4,539,191
Sherwin-Williams Co., 4.80%, 09/01/31	4,335	4,324,115
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(a)	6,407	6,009,250
		48,218,180
Commercial Services & Supplies — 0.6%
Deluxe Corp.(a)
8.00%, 06/01/29	5,326	4,848,941
8.13%, 09/15/29	3,992	4,015,300
Fortress Transportation and Infrastructure Investors LLC, 7.88%, 12/01/30(a)	900	939,925
GEO Group, Inc.
8.63%, 04/15/29	5,396	5,668,762
10.25%, 04/15/31	5,574	6,058,810
PROG Holdings, Inc., 6.00%, 11/15/29(a)	1,396	1,288,629
Quanta Services, Inc.
2.90%, 10/01/30	4,900	4,410,800
2.35%, 01/15/32	5,895	4,951,147
RELX Capital, Inc., 5.25%, 03/27/35	1,090	1,098,500
Upbound Group, Inc., 6.38%, 02/15/29(a)	4,268	4,035,274
Verisk Analytics, Inc., 4.00%, 06/15/25	9,035	9,030,254
		46,346,342
Construction & Engineering(a) — 0.1%
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 02/01/32	2,082	1,982,807
MasTec, Inc., 6.63%, 08/15/29	1,491	1,483,545
Tutor Perini Corp., 11.88%, 04/30/29	2,778	3,058,586
		6,524,938
Consumer Finance — 2.1%
American Express Co.
4.05%, 05/03/29	3,650	3,608,075
(1-day SOFR + 1.84%), 5.04%, 05/01/34(f)	13,860	13,850,723
(1-day SOFR + 1.93%), 5.63%, 07/28/34(f)	1,440	1,471,915
(1-day SOFR Index + 1.32%), 5.44%, 01/30/36(f)	7,670	7,752,424
Bread Financial Holdings, Inc., 9.75%, 03/15/29(a)	8,010	8,455,965
Capital One Financial Corp.(f)
(1-day SOFR + 1.56%), 5.46%, 07/26/30	10,255	10,380,773
(1-day SOFR + 1.79%), 3.27%, 03/01/30	69	64,687
(1-day SOFR + 2.04%), 6.18%, 01/30/36	2,250	2,244,814
(1-day SOFR + 2.26%), 6.05%, 02/01/35	12,755	13,023,461
(1-day SOFR + 2.37%), 5.27%, 05/10/33	3,079	3,031,569
(1-day SOFR + 2.60%), 5.25%, 07/26/30	595	598,859
(1-day SOFR + 2.64%), 6.31%, 06/08/29	2,746	2,855,471
CPI CG, Inc., 10.00%, 07/15/29(a)	4,514	4,805,045
Enova International, Inc.(a)
11.25%, 12/15/28	5,583	6,013,712
9.13%, 08/01/29	3,906	4,025,426
Equifax, Inc., 4.80%, 09/15/29	5,130	5,136,110
EZCORP, Inc., 7.38%, 04/01/32(a)	885	897,884
goeasy Ltd.(a)
9.25%, 12/01/28	2,498	2,622,381
7.63%, 07/01/29	5,941	5,942,729
10/01/30(g)	1,075	1,054,306
6.88%, 05/15/30	1,625	1,591,356
Mastercard, Inc.
2.95%, 06/01/29	260	246,835
1.90%, 03/15/31	167	144,923
4.95%, 03/15/32	8,000	8,139,510
4.55%, 01/15/35	4,385	4,273,469
OneMain Finance Corp.
7.88%, 03/15/30	5,379	5,575,189
Security	Par (000)	Value
Consumer Finance (continued)
OneMain Finance Corp. (continued)
7.50%, 05/15/31	$5,851	$ 5,953,919
S&P Global, Inc.
2.45%, 03/01/27	11,965	11,586,156
2.50%, 12/01/29	115	105,520
1.25%, 08/15/30	1,905	1,615,281
2.90%, 03/01/32	11,640	10,378,839
SLM Corp., 6.50%, 01/31/30	2,089	2,143,523
Synchrony Financial, 7.25%, 02/02/33	6,319	6,504,778
		156,095,627
Consumer Staples Distribution & Retail — 0.2%
Costco Wholesale Corp., 1.60%, 04/20/30	1,375	1,205,574
Walgreens Boots Alliance, Inc.
8.13%, 08/15/29	5,334	5,446,521
4.10%, 04/15/50	5,997	5,164,616
		11,816,711
Containers & Packaging — 0.5%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 09/01/29(a)	11,406	9,712,493
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(a)
4.13%, 08/15/26	7,034	6,460,448
5.25%, 08/15/27	4,922	2,252,600
Graham Packaging Co., Inc., 7.13%, 08/15/28(a)	2,898	2,830,637
Klabin Austria GmbH, 7.00%, 04/03/49(a)	3,987	4,015,308
Packaging Corp. of America, 5.70%, 12/01/33	10,640	10,985,536
		36,257,022
Diversified REITs — 0.9%
American Tower Corp.
5.80%, 11/15/28	3,975	4,121,407
5.00%, 01/31/30	1,215	1,224,936
5.40%, 01/31/35	730	736,579
Crown Castle, Inc.
3.65%, 09/01/27	7,183	6,997,826
3.80%, 02/15/28	1,116	1,085,992
2.10%, 04/01/31	6,112	5,139,191
Equinix, Inc., 1.45%, 05/15/26	3,465	3,348,798
ERP Operating LP, 4.65%, 09/15/34	3,185	3,051,797
Mid-America Apartments LP, 1.10%, 09/15/26	260	247,722
Prologis LP
4.88%, 06/15/28	1,245	1,258,870
4.75%, 06/15/33	3,435	3,369,380
Rithm Capital Corp., 8.00%, 04/01/29(a)	8,350	8,302,962
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC(a)
10.50%, 02/15/28	2,584	2,744,963
6.50%, 02/15/29	9,716	8,726,884
VICI Properties LP
4.38%, 05/15/25	975	973,983
04/01/35(g)	6,575	6,537,802
VICI Properties LP/VICI Note Co., Inc.(a)
4.63%, 06/15/25	8,410	8,407,855
5.75%, 02/01/27	160	162,076
3.75%, 02/15/27	615	601,702
3.88%, 02/15/29	620	591,930
4.63%, 12/01/29	100	97,011
4.13%, 08/15/30	300	282,402
		68,012,068
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Telecommunication Services — 1.4%
AT&T, Inc.
1.70%, 03/25/26	$19,033	$ 18,511,938
2.30%, 06/01/27	1,125	1,075,338
4.35%, 03/01/29	162	160,375
2.75%, 06/01/31	10,350	9,199,296
Cisco Systems, Inc.
4.95%, 02/24/32	5,450	5,526,115
5.05%, 02/26/34	3,320	3,364,692
CommScope LLC(a)
8.25%, 03/01/27	7,409	7,015,595
7.13%, 07/01/28	3,769	3,334,647
Consolidated Communications, Inc., 6.50%, 10/01/28(a)	6,848	6,602,914
EchoStar Corp., (6.75% PIK), 6.75%, 11/30/30(d)	5,912	5,364,185
Hughes Satellite Systems Corp.
5.25%, 08/01/26	4,100	3,826,545
6.63%, 08/01/26	10,053	8,293,071
Level 3 Financing, Inc.(a)
4.25%, 07/01/28	8,870	7,694,725
10.50%, 04/15/29	6,268	6,894,800
10.75%, 12/15/30	5,047	5,576,935
Lumen Technologies, Inc., 10.00%, 10/15/32(a)	2,909	2,904,084
Sprint Capital Corp., 8.75%, 03/15/32	2,510	3,018,761
Verizon Communications, Inc.
1.68%, 10/30/30	2,273	1,934,716
04/02/35(g)	7,765	7,784,590
		108,083,322
Electric Utilities — 2.8%
AEP Texas, Inc.
3.95%, 06/01/28	50	49,005
5.40%, 06/01/33	125	125,774
AEP Transmission Co. LLC, 5.15%, 04/01/34	565	564,781
AES Corp., 1.38%, 01/15/26	3,584	3,485,600
Alabama Power Co., 3.05%, 03/15/32	1,465	1,308,938
Ameren Corp., 3.50%, 01/15/31	140	130,087
Ameren Illinois Co.
3.85%, 09/01/32	2,750	2,573,020
4.95%, 06/01/33	470	467,585
American Electric Power Co., Inc., Series N, 1.00%, 11/01/25	3,000	2,935,843
Appalachian Power Co.
Series AA, 2.70%, 04/01/31	800	707,708
Series BB, 4.50%, 08/01/32	2,120	2,031,201
Arizona Public Service Co., 2.20%, 12/15/31	2,310	1,943,062
Atlantic City Electric Co., 4.00%, 10/15/28	50	49,242
Avangrid, Inc., 3.80%, 06/01/29	100	96,276
Berkshire Hathaway Energy Co.
3.25%, 04/15/28	100	96,864
3.70%, 07/15/30	5,170	4,961,885
1.65%, 05/15/31	245	204,721
Black Hills Corp., 3.15%, 01/15/27	1,960	1,907,284
CenterPoint Energy Houston Electric LLC
Series AG, 3.00%, 03/01/32	635	563,447
Series AI, 4.45%, 10/01/32	1,850	1,792,377
CenterPoint Energy, Inc., 5.25%, 08/10/26	1,252	1,263,421
Commonwealth Edison Co.
2.20%, 03/01/30	170	151,906
4.90%, 02/01/33	665	660,721
5.30%, 06/01/34	3,570	3,627,793
Connecticut Light and Power Co., 4.95%, 01/15/30	1,780	1,805,025
Security	Par (000)	Value
Electric Utilities (continued)
Consolidated Edison Co. of New York, Inc.
5.38%, 05/15/34	$3,845	$ 3,931,569
Series 20A, 3.35%, 04/01/30	330	312,121
Constellation Energy Generation LLC
3.25%, 06/01/25	770	767,608
5.80%, 03/01/33	620	642,068
Dominion Energy, Inc.
4.25%, 06/01/28	165	163,821
Series A, 1.45%, 04/15/26	621	601,210
Series B, 3.60%, 03/15/27	1,300	1,277,552
Series C, 3.38%, 04/01/30	916	856,026
Series C, 2.25%, 08/15/31	1,375	1,169,994
DTE Electric Co., Series C, 2.63%, 03/01/31	390	349,510
DTE Energy Co.
2.85%, 10/01/26	5,000	4,874,823
5.85%, 06/01/34	610	630,568
Series C, 3.40%, 06/15/29	122	115,712
Series F, 1.05%, 06/01/25	630	625,803
Duke Energy Carolinas LLC, 4.95%, 01/15/33	4,050	4,051,015
Duke Energy Corp.
2.65%, 09/01/26	4,283	4,170,330
3.40%, 06/15/29	255	241,924
2.55%, 06/15/31	3,870	3,379,578
5.75%, 09/15/33	640	666,992
Duke Energy Florida LLC, 1.75%, 06/15/30	115	99,561
Duke Energy Progress LLC
5.25%, 03/15/33	755	768,915
5.05%, 03/15/35	980	975,293
Edison International, 5.25%, 03/15/32	175	167,389
Entergy Arkansas LLC, 5.30%, 09/15/33	720	734,252
Entergy Corp., 0.90%, 09/15/25	290	285,306
Entergy Louisiana LLC, 1.60%, 12/15/30	2,520	2,126,432
Entergy Mississippi LLC, 5.00%, 09/01/33	920	910,831
Entergy Texas, Inc., 4.00%, 03/30/29	50	49,010
Evergy Kansas Central, Inc., 5.90%, 11/15/33	860	900,872
Evergy, Inc., 2.90%, 09/15/29	100	92,389
Eversource Energy
5.13%, 05/15/33	3,070	3,035,086
Series M, 3.30%, 01/15/28	1,000	966,062
Exelon Corp.
3.95%, 06/15/25	1,500	1,497,834
5.15%, 03/15/28	2,050	2,083,027
FirstEnergy Corp., Series C, 3.40%, 03/01/50	2,590	1,758,989
Florida Power & Light Co., 2.45%, 02/03/32	190	164,055
Georgia Power Co.
3.25%, 03/30/27	50	48,935
4.65%, 05/16/28	3,000	3,019,428
4.70%, 05/15/32	900	889,653
Series B, 2.65%, 09/15/29	700	645,779
Interstate Power and Light Co.
2.30%, 06/01/30	310	274,272
4.95%, 09/30/34	900	877,571
ITC Holdings Corp., 3.35%, 11/15/27	5,420	5,248,411
MidAmerican Energy Co., 3.65%, 04/15/29	310	300,573
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26	6,475	6,218,986
5.05%, 09/15/28	790	804,096
3.70%, 03/15/29	100	97,230
2.40%, 03/15/30	1,105	998,106
5.80%, 01/15/33	2,350	2,460,845
Nevada Power Co., Series DD, 2.40%, 05/01/30	700	629,712

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
NextEra Energy Capital Holdings, Inc.
4.45%, 06/20/25	$10,570	$ 10,560,623
5.75%, 09/01/25	70	70,285
1.90%, 06/15/28	1,335	1,231,610
3.50%, 04/01/29	150	143,816
2.75%, 11/01/29	1,005	927,769
5.30%, 03/15/32	1,405	1,427,852
5.05%, 02/28/33	7,450	7,405,881
NRG Energy, Inc., 7.00%, 03/15/33(a)	7,070	7,622,139
Ohio Power Co.
5.00%, 06/01/33	500	493,245
5.65%, 06/01/34	1,295	1,314,046
Oncor Electric Delivery Co. LLC
4.30%, 05/15/28	1,405	1,400,641
4.15%, 06/01/32	555	527,731
4.55%, 09/15/32	385	375,262
5.65%, 11/15/33	355	368,447
Pacific Gas and Electric Co.
3.15%, 01/01/26	2,350	2,319,728
3.00%, 06/15/28	1,265	1,189,394
4.55%, 07/01/30	35	33,879
2.50%, 02/01/31	1,265	1,087,401
3.25%, 06/01/31	1,750	1,557,093
6.40%, 06/15/33	3,358	3,509,565
PacifiCorp., 5.30%, 02/15/31	725	739,934
PECO Energy Co., 4.90%, 06/15/33	1,510	1,503,943
PG&E Corp., 5.25%, 07/01/30	9,009	8,648,572
PPL Capital Funding, Inc., 3.10%, 05/15/26	1,070	1,052,393
PPL Electric Utilities Corp.
5.00%, 05/15/33	500	499,836
4.85%, 02/15/34	2,265	2,237,941
Public Service Co. of Colorado
5.35%, 05/15/34	2,085	2,095,860
Series 38, 4.10%, 06/01/32	1,370	1,303,910
Public Service Co. of New Hampshire, Series V, 2.20%, 06/15/31	380	329,427
Public Service Co. of Oklahoma, 5.20%, 01/15/35	1,900	1,876,774
Public Service Electric and Gas Co.
2.45%, 01/15/30	1,350	1,231,421
4.65%, 03/15/33	1,575	1,552,622
5.20%, 08/01/33	740	752,018
4.85%, 08/01/34	270	267,607
Series Q, 5.05%, 03/01/35	4,490	4,518,185
Public Service Enterprise Group, Inc.
1.60%, 08/15/30	110	93,340
5.45%, 04/01/34	300	303,011
Puget Energy, Inc., 2.38%, 06/15/28	170	158,044
Puget Sound Energy, Inc., 5.69%, 06/15/54	240	237,935
San Diego Gas & Electric Co., 4.95%, 08/15/28	3,365	3,411,611
Sempra
3.40%, 02/01/28	50	48,313
3.70%, 04/01/29	350	335,926
5.50%, 08/01/33	640	644,942
Southern California Edison Co.
2.85%, 08/01/29	115	105,677
5.45%, 06/01/31	4,090	4,144,376
5.95%, 11/01/32	1,373	1,409,797
Series B, 3.65%, 03/01/28	770	745,586
Southern Co., 5.20%, 06/15/33	1,320	1,323,097
Southern Power Co., 0.90%, 01/15/26	2,000	1,940,555
Southwestern Electric Power Co., 5.30%, 04/01/33	920	922,365
Tampa Electric Co., 5.15%, 03/01/35	7,765	7,705,215
Security	Par (000)	Value
Electric Utilities (continued)
Tucson Electric Power Co., 1.50%, 08/01/30	$30	$ 25,257
Union Electric Co.
3.50%, 03/15/29	50	48,093
2.95%, 03/15/30	240	222,127
Virginia Electric and Power Co.
2.30%, 11/15/31	5,135	4,423,223
5.30%, 08/15/33	310	313,345
5.15%, 03/15/35	1,670	1,657,664
WEC Energy Group, Inc., 5.60%, 09/12/26	516	523,489
Wisconsin Electric Power Co., 1.70%, 06/15/28	175	161,134
Wisconsin Power and Light Co., 3.95%, 09/01/32	1,155	1,083,125
Xcel Energy, Inc.
4.60%, 06/01/32	860	829,066
5.45%, 08/15/33	260	261,145
5.50%, 03/15/34	350	351,444
		207,066,442
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp.
4.75%, 03/30/26	785	787,669
2.80%, 02/15/30	1,000	923,410
CDW LLC/CDW Finance Corp.
3.28%, 12/01/28	1,763	1,661,110
3.25%, 02/15/29	9,100	8,512,254
3.57%, 12/01/31	15,580	14,079,595
Emerson Electric Co., 5.00%, 03/15/35	5,015	5,048,500
Honeywell International, Inc., 4.50%, 01/15/34	7,150	6,910,964
Jabil, Inc.
1.70%, 04/15/26	2,580	2,505,748
4.25%, 05/15/27	4,140	4,111,115
5.45%, 02/01/29	3,345	3,408,347
Keysight Technologies, Inc., 4.95%, 10/15/34	2,055	2,012,216
WESCO Distribution, Inc., 6.38%, 03/15/33(a)	1,195	1,201,033
		51,161,961
Energy Equipment & Services(a) — 0.2%
Bristow Group, Inc., 6.88%, 03/01/28	472	467,177
Enerflex Ltd., 9.00%, 10/15/27	1,775	1,816,432
Helix Energy Solutions Group, Inc., 9.75%, 03/01/29	1,595	1,703,186
USA Compression Partners LP/USA Compression Finance Corp., 7.13%, 03/15/29	3,706	3,769,258
Viridien
8.75%, 04/01/27	6,037	6,169,089
10.00%, 10/15/30	1,855	1,900,908
Weatherford International Ltd., 8.63%, 04/30/30	2,482	2,520,163
		18,346,213
Entertainment(a) — 0.2%
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 09/01/29	9,190	6,754,650
5.88%, 09/01/31	4,025	2,666,562
Resorts World Las Vegas LLC/RWLV Capital, Inc.
4.63%, 04/16/29	1,455	1,294,514
8.45%, 07/27/30	4,669	4,784,511
		15,500,237
Environmental, Maintenance & Security Service — 0.4%
Republic Services, Inc.
0.88%, 11/15/25	2,553	2,493,994
3.95%, 05/15/28	2,485	2,451,017
4.75%, 07/15/30	9,280	9,326,890
Waste Connections, Inc.
4.25%, 12/01/28	4,000	3,966,910
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Environmental, Maintenance & Security Service (continued)
Waste Connections, Inc. (continued)
2.60%, 02/01/30	$110	$ 100,228
3.20%, 06/01/32	1,390	1,247,006
Waste Management, Inc., 4.95%, 07/03/31	9,985	10,165,798
		29,751,843
Financial Services — 1.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.95%, 09/10/34	18,266	17,591,725
Ally Financial, Inc., (5-year CMT + 2.45%), 6.65%, 01/17/40(f)	2,451	2,371,682
Burford Capital Global Finance LLC(a)
6.25%, 04/15/28	1,217	1,209,405
6.88%, 04/15/30	2,595	2,562,046
9.25%, 07/01/31	7,468	7,868,113
Coinbase Global, Inc.(a)
3.38%, 10/01/28	11,386	10,279,031
3.63%, 10/01/31	2,969	2,511,564
Credit Acceptance Corp.(a)
9.25%, 12/15/28	5,458	5,778,106
6.63%, 03/15/30	1,865	1,837,258
Freedom Mortgage Holdings LLC, 8.38%, 04/01/32(a)	370	361,527
Intercontinental Exchange, Inc.
3.65%, 05/23/25	4,060	4,052,493
1.85%, 09/15/32	1,095	889,729
Nasdaq, Inc., 5.65%, 06/28/25	1,012	1,014,385
Nationstar Mortgage Holdings, Inc.(a)
6.50%, 08/01/29	2,890	2,929,876
5.13%, 12/15/30	2,079	2,073,671
5.75%, 11/15/31	2,751	2,750,143
PennyMac Financial Services, Inc.(a)
7.13%, 11/15/30	1,255	1,275,036
5.75%, 09/15/31	4,416	4,191,214
6.88%, 02/15/33	1,619	1,608,881
United Wholesale Mortgage LLC, 5.50%, 04/15/29(a)	5,278	5,088,617
UWM Holdings LLC, 6.63%, 02/01/30(a)	4,580	4,542,590
		82,787,092
Food Products — 0.4%
General Mills, Inc., 4.00%, 04/17/25	690	689,722
Hershey Co., 4.50%, 05/04/33	7,530	7,373,959
Kroger Co.
2.20%, 05/01/30	40	35,474
5.00%, 09/15/34	4,110	4,016,553
Mondelez International, Inc.
1.50%, 05/04/25	585	583,170
2.63%, 03/17/27	2,070	1,998,059
Post Holdings, Inc.(a)
6.38%, 03/01/33	3,131	3,078,761
6.25%, 10/15/34	1,053	1,036,745
TreeHouse Foods, Inc., 4.00%, 09/01/28	5,188	4,670,251
United Natural Foods, Inc., 6.75%, 10/15/28(a)	3,203	3,162,949
		26,645,643
Gas Utilities — 0.4%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.75%, 05/20/27	4,741	4,555,865
9.38%, 06/01/28(a)	6,388	6,320,289
Atmos Energy Corp., 5.90%, 11/15/33	690	730,216
CenterPoint Energy Resources Corp., 5.25%, 03/01/28	885	902,154
National Fuel Gas Co., 5.95%, 03/15/35	4,450	4,534,637
NiSource, Inc., 0.95%, 08/15/25	4,330	4,273,602
Security	Par (000)	Value
Gas Utilities (continued)
ONE Gas, Inc., 4.25%, 09/01/32	$1,625	$ 1,544,432
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29	50	47,901
5.40%, 06/15/33	1,255	1,271,232
Southern California Gas Co., 5.20%, 06/01/33	2,630	2,624,218
Southern Co. Gas Capital Corp.
5.75%, 09/15/33	380	392,128
4.95%, 09/15/34	1,220	1,187,657
Southwest Gas Corp.
2.20%, 06/15/30	25	22,005
4.05%, 03/15/32	2,995	2,800,711
		31,207,047
Ground Transportation — 0.0%
Canadian National Railway Co., 3.85%, 08/05/32	1,400	1,307,508
Health Care Equipment & Supplies — 0.4%
Agilent Technologies, Inc.
2.10%, 06/04/30	600	528,493
2.30%, 03/12/31	750	651,685
Bausch & Lomb Corp., 8.38%, 10/01/28(a)	9,040	9,379,000
Edwards Lifesciences Corp., 4.30%, 06/15/28	6,885	6,798,915
Zimmer Biomet Holdings, Inc.
4.70%, 02/19/27	12,420	12,457,206
5.35%, 12/01/28	2,700	2,761,122
		32,576,421
Health Care Providers & Services — 1.1%
AHP Health Partners, Inc., 5.75%, 07/15/29(a)	1,098	1,018,679
DaVita, Inc.(a)
4.63%, 06/01/30	5,114	4,707,804
6.88%, 09/01/32	1,795	1,805,070
HCA, Inc.
3.50%, 09/01/30	3,740	3,468,334
5.45%, 04/01/31	8,280	8,410,386
3.63%, 03/15/32	9,030	8,163,383
5.60%, 04/01/34	18,770	18,874,026
IQVIA, Inc., 6.25%, 02/01/29	1,865	1,941,987
UnitedHealth Group, Inc.
2.00%, 05/15/30	3,585	3,166,792
4.90%, 04/15/31	10,340	10,469,696
Universal Health Services, Inc.
2.65%, 10/15/30	9,248	8,106,420
2.65%, 01/15/32	9,342	7,817,361
5.05%, 10/15/34	1,425	1,351,060
		79,300,998
Health Care REITs — 0.3%
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27	4,429	4,001,638
4.63%, 08/01/29	11,530	8,789,690
8.50%, 02/15/32(a)	475	483,880
Welltower OP LLC
4.00%, 06/01/25	2,955	2,953,775
3.85%, 06/15/32	6,180	5,751,117
		21,980,100
Hotel & Resort REITs — 0.2%
Host Hotels & Resorts LP, 5.50%, 04/15/35	2,150	2,106,678
RLJ Lodging Trust LP, 4.00%, 09/15/29(a)	3,032	2,719,783

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Hotel & Resort REITs (continued)
XHR LP(a)
4.88%, 06/01/29	$4,975	$ 4,660,079
6.63%, 05/15/30	2,259	2,217,752
		11,704,292
Hotels, Restaurants & Leisure — 1.0%
Amer Sports Co., 6.75%, 02/16/31(a)	2,904	2,966,146
Darden Restaurants, Inc.
3.85%, 05/01/27	10	9,850
4.35%, 10/15/27	1,055	1,047,221
4.55%, 10/15/29	1,755	1,733,665
6.30%, 10/10/33	2,820	2,988,327
Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/01/29(a)	5,727	5,836,613
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.(a)
5.00%, 06/01/29	1,889	1,770,332
4.88%, 07/01/31	5,310	4,661,883
Hyatt Hotels Corp.
5.75%, 01/30/27	2,180	2,217,779
5.38%, 12/15/31	4,855	4,835,841
Las Vegas Sands Corp., 6.00%, 08/15/29	2,260	2,309,962
Marriott International, Inc.
5.00%, 10/15/27	2,480	2,510,867
5.55%, 10/15/28	2,120	2,180,506
4.90%, 04/15/29	605	608,589
5.10%, 04/15/32	2,495	2,486,161
5.30%, 05/15/34	2,620	2,614,423
Series AA, 4.65%, 12/01/28	193	193,366
Series FF, 4.63%, 06/15/30	170	168,683
Series HH, 2.85%, 04/15/31	8,145	7,242,793
McDonald’s Corp., 4.60%, 09/09/32	12,453	12,360,565
Sabre GLBL, Inc.(a)
8.63%, 06/01/27	2,609	2,581,822
11.25%, 12/15/27	3,627	3,844,306
10.75%, 11/15/29	4,407	4,439,069
Starbucks Corp., 3.55%, 08/15/29	40	38,439
		71,647,208
Household Durables — 0.3%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC(a)
6.25%, 09/15/27	285	281,333
4.88%, 02/15/30	4,940	4,317,922
NVR, Inc., 3.00%, 05/15/30	10,320	9,457,881
Toll Brothers Finance Corp.
4.35%, 02/15/28	5,010	4,940,283
3.80%, 11/01/29	2,750	2,621,110
		21,618,529
Industrial Conglomerates — 0.2%
Eaton Corp.
4.35%, 05/18/28	1,820	1,825,076
4.15%, 03/15/33	1,715	1,637,776
LSB Industries, Inc., 6.25%, 10/15/28(a)	4,661	4,490,561
Pentair Finance SARL, 4.50%, 07/01/29	4,300	4,237,515
Teledyne Technologies, Inc., 2.75%, 04/01/31	3,000	2,672,932
		14,863,860
Insurance — 2.0%
Aflac, Inc., 1.13%, 03/15/26	2,360	2,285,675
Allstate Corp., 5.05%, 06/24/29	5,130	5,210,158
Aon Corp., 2.80%, 05/15/30	405	369,330
Security	Par (000)	Value
Insurance (continued)
Aon Corp./Aon Global Holdings PLC, 2.85%, 05/28/27	$495	$ 479,617
Arthur J Gallagher & Co.
2.40%, 11/09/31	1,450	1,240,577
5.50%, 03/02/33	3,360	3,421,652
6.50%, 02/15/34	8,190	8,881,807
5.45%, 07/15/34	1,400	1,421,424
Assurant, Inc.
4.90%, 03/27/28	4,810	4,835,005
3.70%, 02/22/30	3,500	3,299,370
Assured Guaranty U.S. Holdings, Inc., 6.13%, 09/15/28	4,188	4,387,789
Athene Holding Ltd., 3.50%, 01/15/31	1,665	1,541,483
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/31(a)	4,082	4,136,478
Brown & Brown, Inc.
4.50%, 03/15/29	4,320	4,285,601
4.20%, 03/17/32	10,550	9,897,198
5.65%, 06/11/34	2,640	2,686,282
Enstar Group Ltd., 3.10%, 09/01/31	16,139	13,912,574
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31	1,005	915,917
5.63%, 08/16/32	6,370	6,505,953
6.00%, 12/07/33	14,566	15,175,253
Marsh & McLennan Cos., Inc.
2.25%, 11/15/30	4,215	3,723,580
2.38%, 12/15/31	2,381	2,049,472
5.75%, 11/01/32	21,330	22,501,348
5.40%, 09/15/33	9,993	10,286,806
MGIC Investment Corp., 5.25%, 08/15/28	597	590,874
Principal Financial Group, Inc., 5.38%, 03/15/33	2,650	2,696,259
Progressive Corp., 3.20%, 03/26/30	4,830	4,537,019
RenaissanceRe Holdings Ltd., 5.75%, 06/05/33	6,590	6,707,291
Unum Group, 4.00%, 06/15/29	4,996	4,851,212
		152,833,004
Interactive Media & Services — 0.1%
Baidu, Inc., 1.72%, 04/09/26	2,170	2,105,312
Cogent Communications Group LLC, 7.00%, 06/15/27(a)	3,392	3,417,348
Meta Platforms, Inc.
4.80%, 05/15/30	2,890	2,952,361
4.75%, 08/15/34	170	168,793
Snap, Inc., 6.88%, 03/01/33(a)	2,744	2,743,793
		11,387,607
Internet Software & Services — 0.7%
GrubHub Holdings, Inc., 5.50%, 07/01/27(a)	6,614	6,074,650
Rakuten Group, Inc.(a)
11.25%, 02/15/27	7,217	7,818,711
9.75%, 04/15/29	9,927	10,777,926
Uber Technologies, Inc., 4.80%, 09/15/34	4,000	3,884,840
VeriSign, Inc.
5.25%, 04/01/25	2,300	2,300,000
2.70%, 06/15/31	14,505	12,760,369
5.25%, 06/01/32	2,345	2,365,670
Wayfair LLC(a)
7.25%, 10/31/29	6,696	6,412,116
7.75%, 09/15/30	4,025	3,885,914
		56,280,196
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
IT Services — 0.8%
Accenture Capital, Inc., 4.50%, 10/04/34	$605	$ 584,589
CGI, Inc., 4.95%, 03/14/30(a)	8,740	8,740,342
Conduent Business Services LLC/Conduent State & Local Solutions, Inc., 6.00%, 11/01/29(a)	5,447	5,101,333
Fortinet, Inc., 2.20%, 03/15/31	750	652,165
IBM International Capital Pte. Ltd., 4.75%, 02/05/31	16,600	16,613,186
International Business Machines Corp.
2.20%, 02/09/27	5,120	4,926,704
4.15%, 07/27/27	19,620	19,528,062
Leidos, Inc., 2.30%, 02/15/31	5,070	4,358,420
		60,504,801
Leisure Products — 0.0%
Hasbro, Inc., 3.55%, 11/19/26	145	142,317
Machinery — 0.2%
IDEX Corp., 2.63%, 06/15/31	4,980	4,340,756
Otis Worldwide Corp.
2.06%, 04/05/25	417	416,763
2.29%, 04/05/27	65	62,295
2.57%, 02/15/30	784	709,571
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25	2,305	2,295,760
5.61%, 03/11/34	4,940	5,068,914
		12,894,059
Media — 1.8%
CCO Holdings LLC/CCO Holdings Capital Corp.(a)
5.38%, 06/01/29	1,725	1,669,117
6.38%, 09/01/29	1,061	1,057,831
4.50%, 08/15/30	885	805,622
4.25%, 02/01/31	420	372,174
7.38%, 03/01/31	18,551	18,847,352
4.75%, 02/01/32	1,400	1,243,053
4.50%, 06/01/33	7,019	5,986,103
4.25%, 01/15/34	4,730	3,890,425
CSC Holdings LLC(a)
5.50%, 04/15/27	2,524	2,336,763
7.50%, 04/01/28	2,000	1,414,251
11.25%, 05/15/28	2,852	2,757,201
11.75%, 01/31/29	2,497	2,421,697
Directv Financing LLC, 8.88%, 02/01/30(a)	3,863	3,686,172
Directv Financing LLC/Directv Financing Co-Obligor, Inc.(a)
5.88%, 08/15/27	2,190	2,122,210
10.00%, 02/15/31	10,524	10,105,148
DISH DBS Corp.
7.75%, 07/01/26	6,077	5,249,900
5.25%, 12/01/26(a)	3,777	3,467,080
7.38%, 07/01/28	1,912	1,364,805
5.13%, 06/01/29	4,802	3,133,049
DISH Network Corp., 11.75%, 11/15/27(a)	4,228	4,452,408
FactSet Research Systems, Inc.
2.90%, 03/01/27	9,015	8,731,318
3.45%, 03/01/32	5,934	5,342,906
GCI LLC, 4.75%, 10/15/28(a)	5,112	4,712,628
Gray Media, Inc., 4.75%, 10/15/30(a)	984	620,168
Nexstar Media, Inc.(a)
5.63%, 07/15/27	1,077	1,060,982
4.75%, 11/01/28	6,984	6,540,325
Sinclair Television Group, Inc.(a)
5.50%, 03/01/30	8,045	5,953,300
4.38%, 12/31/32	5,800	3,595,908
9.75%, 02/15/33	2,150	2,214,500
Security	Par (000)	Value
Media (continued)
TEGNA, Inc.
4.63%, 03/15/28	$9,433	$ 8,923,596
5.00%, 09/15/29	12,955	12,024,945
		136,102,937
Metals & Mining — 1.6%
Algoma Steel, Inc., 9.13%, 04/15/29(a)	3,563	3,314,338
Aris Mining Corp., 8.00%, 10/31/29(a)	1,561	1,578,561
BHP Billiton Finance USA Ltd., 4.75%, 02/28/28	23,560	23,810,799
Capstone Copper Corp., 6.75%, 03/31/33(a)	770	766,943
Cleveland-Cliffs, Inc.(a)
7.00%, 03/15/32	7,431	7,130,551
7.38%, 05/01/33	3,740	3,588,661
Eldorado Gold Corp., 6.25%, 09/01/29(a)	4,445	4,362,545
Endeavour Mining PLC, 5.00%, 10/14/26(a)	4,773	4,696,727
First Quantum Minerals Ltd.(a)
9.38%, 03/01/29	9,261	9,747,202
8.63%, 06/01/31	6,121	6,251,071
Freeport-McMoRan, Inc.
4.13%, 03/01/28	975	957,787
4.38%, 08/01/28	240	237,020
4.25%, 03/01/30	750	722,532
Ivanhoe Mines Ltd., 7.88%, 01/23/30(a)	8,616	8,619,533
New Gold, Inc., 6.88%, 04/01/32(a)	340	343,391
Novelis, Inc., 6.88%, 01/30/30(a)	5,049	5,120,440
Nucor Corp., 3.13%, 04/01/32	3,125	2,800,178
Reliance, Inc.
1.30%, 08/15/25	6,690	6,599,927
2.15%, 08/15/30	2,000	1,737,516
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	699	755,181
Rio Tinto Finance USA PLC, 5.25%, 03/14/35	8,315	8,378,865
Southern Copper Corp., 3.88%, 04/23/25	200	199,560
Stillwater Mining Co.(a)
4.00%, 11/16/26	4,425	4,231,406
4.50%, 11/16/29	6,029	5,022,941
SunCoke Energy, Inc., 4.88%, 06/30/29(a)	4,458	4,091,276
Taseko Mines Ltd., 8.25%, 05/01/30(a)	5,166	5,274,331
		120,339,282
Mortgage Real Estate Investment Trusts (REITs)(a) — 0.2%
Apollo Commercial Real Estate Finance, Inc., 4.63%, 06/15/29	3,369	3,054,404
Blackstone Mortgage Trust, Inc., 7.75%, 12/01/29	3,688	3,795,984
Starwood Property Trust, Inc.
7.25%, 04/01/29	3,369	3,453,727
10/15/30(g)	1,310	1,297,851
		11,601,966
Oil, Gas & Consumable Fuels — 6.8%
California Resources Corp., 8.25%, 06/15/29(a)	8,885	9,029,559
Calumet Specialty Products Partners LP/Calumet Finance Corp., 9.75%, 07/15/28(a)	2,682	2,380,275
Canadian Natural Resources Ltd.
2.05%, 07/15/25	4,231	4,198,650
5.40%, 12/15/34(a)	6,945	6,861,637
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/27	3,417	3,445,086
Cheniere Energy, Inc.
4.63%, 10/15/28	3,590	3,551,582
5.65%, 04/15/34	3,200	3,237,072
Chevron Corp., 2.24%, 05/11/30	170	152,654
Chevron USA, Inc., 4.98%, 04/15/35	16,530	16,567,663
Chord Energy Corp., 6.75%, 03/15/33(a)	2,480	2,466,999
Civitas Resources, Inc., 8.75%, 07/01/31(a)	3,257	3,344,758

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
CNX Midstream Partners LP, 4.75%, 04/15/30(a)	$489	$ 455,247
Comstock Resources, Inc., 6.75%, 03/01/29(a)	9,410	9,189,633
ConocoPhillips Co., 5.00%, 01/15/35	9,800	9,701,733
Continental Resources, Inc.
2.27%, 11/15/26(a)	1,060	1,016,242
4.38%, 01/15/28	910	891,844
Coterra Energy, Inc., 5.40%, 02/15/35	1,425	1,402,420
Crescent Energy Finance LLC(a)
7.63%, 04/01/32	6,976	6,899,732
7.38%, 01/15/33	4,535	4,372,734
CVR Energy, Inc., 8.50%, 01/15/29(a)	2,672	2,565,390
DCP Midstream Operating LP
5.13%, 05/15/29	2,440	2,456,221
8.13%, 08/16/30	240	275,135
Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.63%, 03/15/29(a)	9,388	9,724,541
Devon Energy Corp., 5.20%, 09/15/34	3,120	3,009,407
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(a)	5,420	5,554,165
Diamondback Energy, Inc.
6.25%, 03/15/33	545	576,335
5.40%, 04/18/34	8,065	8,051,594
Enbridge, Inc.
4.25%, 12/01/26	1,690	1,681,240
5.63%, 04/05/34	2,615	2,656,436
Energean PLC, 6.50%, 04/30/27(a)	2,051	2,016,646
Energy Transfer LP
2.90%, 05/15/25	5,200	5,187,875
5.63%, 05/01/27(a)	4,250	4,245,650
5.75%, 02/15/33	5,945	6,083,327
Expand Energy Corp., 5.70%, 01/15/35	98	98,351
FTAI Infra Escrow Holdings LLC, 10.50%, 06/01/27(a)	800	836,999
Genesis Energy LP/Genesis Energy Finance Corp.
8.25%, 01/15/29	1,809	1,867,679
8.88%, 04/15/30	575	597,157
7.88%, 05/15/32	3,639	3,664,855
8.00%, 05/15/33	1,431	1,442,136
Global Partners LP/GLP Finance Corp., 8.25%, 01/15/32(a)	3,522	3,620,481
Greenfire Resources Ltd., 12.00%, 10/01/28(a)	1,821	1,926,281
Gulfport Energy Operating Corp., 6.75%, 09/01/29(a)	5,190	5,259,041
Hess Corp., 4.30%, 04/01/27	1,255	1,248,706
Ithaca Energy North Sea PLC, 8.13%, 10/15/29(a)	7,410	7,562,009
Karoon USA Finance, Inc., 10.50%, 05/14/29(a)	4,211	4,337,330
Kinder Morgan, Inc.
1.75%, 11/15/26	3,850	3,683,669
5.10%, 08/01/29	9,430	9,528,693
Kosmos Energy Ltd., 7.13%, 04/04/26(a)	2,795	2,746,087
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.88%, 12/01/32(a)	5,037	5,027,710
Marathon Petroleum Corp., 4.70%, 05/01/25	4,690	4,688,838
MPLX LP
4.88%, 06/01/25	26,925	26,923,883
1.75%, 03/01/26	8,000	7,790,793
4.13%, 03/01/27	4,000	3,964,977
4.25%, 12/01/27	12,830	12,716,842
2.65%, 08/15/30	5,510	4,906,145
5.00%, 03/01/33	20,410	19,922,118
NFE Financing LLC, 12.00%, 11/15/29(a)	23,843	20,097,251
Noble Finance II LLC, 8.00%, 04/15/30(a)	8,367	8,362,081
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Northern Oil & Gas, Inc.(a)
8.13%, 03/01/28	$2,891	$ 2,898,450
8.75%, 06/15/31	3,213	3,277,119
Occidental Petroleum Corp., 5.38%, 01/01/32	2,335	2,300,215
ONEOK, Inc.
2.20%, 09/15/25	6,880	6,801,304
5.85%, 01/15/26	8,156	8,218,115
4.00%, 07/13/27	15,600	15,409,052
6.35%, 01/15/31	2,330	2,474,877
6.05%, 09/01/33	7,840	8,162,947
Ovintiv, Inc., 5.38%, 01/01/26	605	605,822
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28	3,456	3,214,220
7.88%, 09/15/30(a)	4,507	3,947,158
Pioneer Natural Resources Co., 5.10%, 03/29/26	1,070	1,077,147
Plains All American Pipeline LP, 5.95%, 06/15/35	5,320	5,422,306
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29	3,162	2,979,496
5.70%, 09/15/34	1,485	1,499,817
Saturn Oil & Gas, Inc., 9.63%, 06/15/29(a)	2,385	2,306,547
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., 7.88%, 11/01/28(a)	2,976	3,063,235
SM Energy Co.(a)
6.75%, 08/01/29	6,290	6,196,313
7.00%, 08/01/32	3,520	3,454,589
Strathcona Resources Ltd./Alberta, 6.88%, 08/01/26(a)	3,843	3,834,209
Summit Midstream Holdings LLC, 8.63%, 10/31/29(a)	5,117	5,222,216
Talos Production, Inc.(a)
9.00%, 02/01/29	6,544	6,724,228
9.38%, 02/01/31	5,583	5,680,485
Targa Resources Corp.
5.20%, 07/01/27	4,680	4,735,391
6.15%, 03/01/29	9,315	9,740,018
5.50%, 02/15/35	2,890	2,872,903
5.55%, 08/15/35	9,930	9,916,178
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.50%, 07/15/27	1,174	1,179,026
5.00%, 01/15/28	4,159	4,159,928
4.88%, 02/01/31	5,230	5,119,779
TotalEnergies Capital SA, 5.15%, 04/05/34	4,950	5,008,701
Valaris Ltd., 8.38%, 04/30/30(a)	7,342	7,350,429
Venture Global LNG, Inc.(a)
9.50%, 02/01/29	5,458	5,852,674
8.38%, 06/01/31	6,109	6,196,243
9.88%, 02/01/32	5,901	6,267,365
Vermilion Energy, Inc., 7.25%, 02/15/33(a)	8,743	8,322,974
Western Midstream Operating LP
6.35%, 01/15/29	860	897,991
6.15%, 04/01/33	2,560	2,643,180
Williams Cos., Inc.
4.00%, 09/15/25	3,000	2,991,556
2.60%, 03/15/31	11,280	9,911,625
5.60%, 03/15/35	7,475	7,618,358
		511,623,780
Passenger Airlines — 0.4%
Allegiant Travel Co., 7.25%, 08/15/27(a)	7,198	6,973,553
American Airlines, Inc.(a)
7.25%, 02/15/28	6,963	6,927,789
8.50%, 05/15/29	1,761	1,787,761
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Passenger Airlines (continued)
Azul Secured Finance LLP
11.93%, 08/28/28	$1,662	$ 1,448,017
10.88%, 08/28/30	2,831	1,447,349
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(a)	15,146	14,950,488
		33,534,957
Pharmaceuticals — 1.4%
AbbVie, Inc.
2.95%, 11/21/26	3,818	3,737,333
5.05%, 03/15/34	7,360	7,412,161
Bausch Health Cos., Inc.(a)
6.13%, 02/01/27	7,170	7,270,380
11.00%, 09/30/28	6,977	6,645,592
Cardinal Health, Inc.
4.70%, 11/15/26	5,700	5,723,486
5.35%, 11/15/34	4,420	4,435,828
Cencora, Inc.
3.45%, 12/15/27	849	826,305
2.70%, 03/15/31	7,190	6,395,843
5.15%, 02/15/35	560	559,940
Eli Lilly & Co.
4.55%, 02/12/28	24,630	24,873,436
4.70%, 02/27/33	1,010	1,010,838
Merck & Co., Inc.
2.15%, 12/10/31	1,500	1,290,645
4.50%, 05/17/33	3,805	3,742,100
Novartis Capital Corp., 2.20%, 08/14/30	180	160,906
Organon & Co./Organon Foreign Debt Co-Issuer BV(a)
5.13%, 04/30/31	8,630	7,524,539
7.88%, 05/15/34	4,548	4,414,643
Pfizer Investment Enterprises Pte. Ltd.
4.65%, 05/19/30	2,600	2,613,382
4.75%, 05/19/33	3,885	3,842,300
Zoetis, Inc.
3.00%, 09/12/27	11,280	10,908,671
3.90%, 08/20/28	250	245,537
2.00%, 05/15/30	2,215	1,947,617
		105,581,482
Real Estate Management & Development — 0.1%
CBRE Services, Inc., 4.88%, 03/01/26	8,250	8,248,084
Howard Hughes Corp., 4.38%, 02/01/31(a)	1,730	1,539,942
		9,788,026
Residential REITs — 0.1%
Realty Income Corp., 4.75%, 02/15/29	7,390	7,407,851
Retail REITs — 0.2%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 5.75%, 05/15/26(a)	2,016	2,000,008
Simon Property Group LP
1.38%, 01/15/27	2,920	2,768,125
5.50%, 03/08/33	2,760	2,824,443
4.75%, 09/26/34	4,320	4,145,189
		11,737,765
Semiconductors & Semiconductor Equipment — 0.9%
ams-OSRAM AG, 12.25%, 03/30/29(a)	1,122	1,152,727
Analog Devices, Inc.
1.70%, 10/01/28	1,770	1,618,382
2.10%, 10/01/31	1,335	1,146,341
Security	Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27	$12,295	$ 12,157,794
Broadcom, Inc.
3.15%, 11/15/25	520	515,581
1.95%, 02/15/28(a)	2,460	2,288,263
5.05%, 04/15/30	6,951	7,043,344
2.60%, 02/15/33(a)	12,695	10,699,118
3.42%, 04/15/33(a)	8,054	7,170,951
Marvell Technology, Inc., 5.95%, 09/15/33	2,945	3,071,825
NVIDIA Corp., 2.85%, 04/01/30	25	23,325
NXP BV/NXP Funding LLC/NXP USA, Inc., 2.70%, 05/01/25	4,205	4,192,785
Texas Instruments, Inc.
1.75%, 05/04/30	145	127,203
1.90%, 09/15/31	2,445	2,099,075
4.90%, 03/14/33	12,480	12,631,422
		65,938,136
Software — 1.5%
Adobe, Inc., 2.30%, 02/01/30	2,130	1,933,569
AppLovin Corp.
5.13%, 12/01/29	3,510	3,523,599
5.38%, 12/01/31	2,320	2,331,769
Cloud Software Group, Inc., 9.00%, 09/30/29(a)	3,930	3,919,742
Electronic Arts, Inc., 1.85%, 02/15/31	2,000	1,700,235
Fiserv, Inc.
5.45%, 03/02/28	950	971,555
5.38%, 08/21/28	7,660	7,835,285
5.60%, 03/02/33	9,930	10,203,848
5.45%, 03/15/34	2,800	2,838,452
Intuit, Inc.
1.65%, 07/15/30	438	379,463
5.20%, 09/15/33	7,585	7,745,340
Microsoft Corp., 1.35%, 09/15/30	250	216,011
Oracle Corp.
1.65%, 03/25/26	4,960	4,821,254
4.65%, 05/06/30	2,120	2,114,940
2.88%, 03/25/31	21,445	19,200,079
5.25%, 02/03/32	4,810	4,872,031
4.90%, 02/06/33	7,650	7,522,019
4.70%, 09/27/34	7,020	6,703,740
5.50%, 08/03/35	8,060	8,124,364
Rackspace Finance LLC, 3.50%, 05/15/28(a)	5,236	2,152,464
Roper Technologies, Inc.
1.00%, 09/15/25	590	580,924
4.50%, 10/15/29	5,950	5,913,498
2.00%, 06/30/30	75	65,509
ServiceNow, Inc., 1.40%, 09/01/30	1,000	843,947
VMware LLC
4.50%, 05/15/25	540	539,639
4.65%, 05/15/27	2,000	2,004,365
		109,057,641
Specialty Retail — 0.5%
AutoZone, Inc.
5.05%, 07/15/26	8,785	8,847,876
4.50%, 02/01/28	3,325	3,324,656
5.40%, 07/15/34	1,455	1,470,092
Bath & Body Works, Inc.
6.88%, 11/01/35	5,959	6,036,199
6.75%, 07/01/36	5,391	5,372,985
FirstCash, Inc., 6.88%, 03/01/32(a)	913	924,370
Foot Locker, Inc., 4.00%, 10/01/29(a)	3,858	3,192,755

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Specialty Retail (continued)
Gap, Inc., 3.88%, 10/01/31(a)	$3,031	$ 2,614,521
Nordstrom, Inc.
4.38%, 04/01/30	1,520	1,359,687
5.00%, 01/15/44	6,419	4,723,788
		37,866,929
Technology Hardware, Storage & Peripherals — 0.3%
Apple, Inc., 3.35%, 08/08/32	2,195	2,054,192
Dell International LLC/EMC Corp., 4.35%, 02/01/30	4,565	4,462,708
Diebold Nixdorf, Inc., 7.75%, 03/31/30(a)	694	719,376
NCR Atleos Corp., 9.50%, 04/01/29(a)	6,568	7,121,715
NetApp, Inc., 5.70%, 03/17/35	5,540	5,530,710
		19,888,701
Textiles, Apparel & Luxury Goods — 0.3%
Tapestry, Inc.
5.10%, 03/11/30	9,216	9,211,288
3.05%, 03/15/32	3,257	2,815,617
5.50%, 03/11/35	2,735	2,702,472
VF Corp., 6.45%, 11/01/37	2,872	2,766,219
Wolverine World Wide, Inc., 4.00%, 08/15/29(a)	2,460	2,081,425
		19,577,021
Tobacco — 1.7%
Altria Group, Inc.
2.35%, 05/06/25	21,059	21,006,517
4.80%, 02/14/29	70	70,143
3.40%, 05/06/30	265	247,566
2.45%, 02/04/32	22,040	18,593,820
6.88%, 11/01/33	8,120	8,952,794
5.63%, 02/06/35	1,125	1,135,147
BAT Capital Corp.
6.34%, 08/02/30	7,307	7,767,597
6.00%, 02/20/34	780	812,860
5.63%, 08/15/35	6,630	6,656,088
BAT International Finance PLC, 1.67%, 03/25/26	5,000	4,855,982
Philip Morris International, Inc.
0.88%, 05/01/26	7,476	7,202,784
3.13%, 08/17/27	50	48,734
3.38%, 08/15/29	4,436	4,231,512
5.63%, 11/17/29	19,819	20,663,041
2.10%, 05/01/30	790	698,923
5.50%, 09/07/30	13	13,507
5.75%, 11/17/32	7,800	8,165,328
5.38%, 02/15/33	2,340	2,386,597
5.63%, 09/07/33	4,590	4,757,165
4.90%, 11/01/34	8,240	8,096,573
Turning Point Brands, Inc., 7.63%, 03/15/32(a)	1,470	1,531,245
		127,893,923
Trading Companies & Distributors — 0.1%
WW Grainger, Inc., 4.45%, 09/15/34	8,340	8,002,016
Transportation Infrastructure — 0.0%
United Parcel Service, Inc., 4.45%, 04/01/30	1,200	1,202,493
Water Utilities — 0.0%
American Water Capital Corp.
4.45%, 06/01/32	2,055	1,992,148
5.15%, 03/01/34	505	506,738
Essential Utilities, Inc.
3.57%, 05/01/29	55	52,510
Security	Par (000)	Value
Water Utilities (continued)
Essential Utilities, Inc. (continued)
2.70%, 04/15/30	$220	$ 199,168
5.38%, 01/15/34	645	648,335
		3,398,899
Wireless Telecommunication Services — 1.2%
Millicom International Cellular SA(a)
4.50%, 04/27/31	2,970	2,634,390
7.38%, 04/02/32	7,629	7,714,826
Motorola Solutions, Inc.
4.60%, 05/23/29	650	647,212
2.30%, 11/15/30	200	174,779
2.75%, 05/24/31	3,485	3,087,266
5.60%, 06/01/32	11,250	11,627,626
5.40%, 04/15/34	5,765	5,832,399
T-Mobile U.S., Inc.
3.50%, 04/15/25	15,900	15,891,790
2.05%, 02/15/28	6,900	6,444,481
2.88%, 02/15/31	4,975	4,452,281
5.15%, 04/15/34	3,045	3,048,789
4.70%, 01/15/35	9,750	9,382,485
5.30%, 05/15/35	7,870	7,912,229
Zegona Finance PLC, 8.63%, 07/15/29(a)	6,985	7,397,988
		86,248,541
Total Corporate Bonds — 55.9% (Cost: $4,170,819,691)		4,174,448,228
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations(f) — 24.3%
Connecticut Avenue Securities Trust(a)
Series 2019-HRP1, Class M2B, (30-day Avg SOFR + 2.26%), 6.60%, 11/25/39	2,355	2,362,054
Series 2020-SBT1, Class 1B1, (30-day Avg SOFR + 6.86%), 11.20%, 02/25/40	5,419	5,770,087
Series 2020-SBT1, Class 1M2, (30-day Avg SOFR + 3.76%), 8.10%, 02/25/40	62,984	65,791,207
Series 2020-SBT1, Class 2M2, (30-day Avg SOFR + 3.76%), 8.10%, 02/25/40	68,287	71,107,192
Series 2021-R01, Class 1B1, (30-day Avg SOFR + 3.10%), 7.44%, 10/25/41	76,368	77,632,300
Series 2021-R03, Class 1B1, (30-day Avg SOFR + 2.75%), 7.09%, 12/25/41	24,490	24,879,736
Series 2022-R01, Class 1B1, (30-day Avg SOFR + 3.15%), 7.49%, 12/25/41	75,317	77,025,515
Series 2022-R02, Class 2B1, (30-day Avg SOFR + 4.50%), 8.84%, 01/25/42	65,302	68,235,236
Series 2022-R02, Class 2M2, (30-day Avg SOFR + 3.00%), 7.34%, 01/25/42	60,303	61,502,939
Series 2022-R03, Class 1B1, (30-day Avg SOFR + 6.25%), 10.59%, 03/25/42	46,113	49,935,726
Series 2022-R04, Class 1B1, (30-day Avg SOFR + 5.25%), 9.59%, 03/25/42	22,692	24,095,969
Series 2022-R05, Class 2B1, (30-day Avg SOFR + 4.50%), 8.84%, 04/25/42	20,011	20,930,305
Series 2022-R05, Class 2B2, (30-day Avg SOFR + 7.00%), 11.34%, 04/25/42	7,000	7,560,000
Series 2022-R05, Class 2M2, (30-day Avg SOFR + 3.00%), 7.34%, 04/25/42	7,330	7,516,647
Series 2022-R07 1B-1, Class B1, (30-day Avg SOFR + 6.80%), 11.14%, 06/25/42	9,455	10,476,538
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Collateralized Mortgage Obligations (continued)
Connecticut Avenue Securities Trust(a) (continued)
Series 2022-R08, Class 1B1, (30-day Avg SOFR + 5.60%), 9.94%, 07/25/42	$22,762	$ 24,689,122
Series 2022-R09, Class 2M2, (30-day Avg SOFR + 4.75%), 9.09%, 09/25/42	3,750	4,014,862
Series 2024-R01, Class 1B1, (30-day Avg SOFR + 2.70%), 7.04%, 01/25/44	42,000	42,764,938
Series 2024-R02, Class 1B1, (30-day Avg SOFR + 2.50%), 6.84%, 02/25/44	15,516	15,696,555
Series 2024-R02, Class 1M2, (30-day Avg SOFR + 1.80%), 6.14%, 02/25/44	2,250	2,253,253
Series 2024-R05, Class 2B1, (30-day Avg SOFR + 2.00%), 6.34%, 07/25/44	11,450	11,464,204
Series 2024-R05, Class 2M2, (30-day Avg SOFR + 1.70%), 6.04%, 07/25/44	4,852	4,851,998
Series 2024-R06, Class 1B1, (30-day Avg SOFR + 2.05%), 6.39%, 09/25/44	6,297	6,282,836
Series 2025-R02, Class 1B1, (30-day Avg SOFR + 1.95%), 6.29%, 02/25/45	2,750	2,743,624
Series 2025-R02, Class 1M2, (30-day Avg SOFR + 1.60%), 5.94%, 02/25/45	6,925	6,908,664
Fannie Mae Connecticut Avenue Securities
Series 2017-C01, Class 1M2C, (30-day Avg SOFR + 3.66%), 8.00%, 07/25/29	2,566	2,632,298
Series 2017-C03, Class 1M2C, (30-day Avg SOFR + 3.11%), 7.45%, 10/25/29	2,118	2,164,092
Series 2017-C06, Class 1M2C, (30-day Avg SOFR + 2.76%), 7.10%, 02/25/30	5,179	5,328,437
Series 2017-C07, Class 1M2C, (30-day Avg SOFR + 2.51%), 6.85%, 05/25/30	10,586	10,779,969
Series 2018-C01, Class 1M2C, (30-day Avg SOFR + 2.36%), 6.70%, 07/25/30	4,373	4,442,984
Series 2018-C02, Class 2M2, (30-day Avg SOFR + 2.31%), 6.65%, 08/25/30	1,118	1,134,279
Series 2018-C03, Class 1M2C, (30-day Avg SOFR + 2.26%), 6.60%, 10/25/30	1,438	1,455,212
Series 2018-C04, Class 2M2, (30-day Avg SOFR + 2.66%), 7.00%, 12/25/30	1,861	1,907,473
Series 2021-R02, Class 2B1, (30-day Avg SOFR + 3.30%), 7.64%, 11/25/41(a)	49,545	51,032,316
Series 2021-R02, Class 2M2, (30-day Avg SOFR + 2.00%), 6.34%, 11/25/41(a)	17,280	17,345,099
Fannie Mae REMIC Trust, Series 2021-DNA2, Class B2, (30-day Avg SOFR + 6.00%), 10.34%, 08/25/33(a)	5,600	6,687,252
Federal Home Loan Mortgage Corp., Series 2021- HQA1, Class B2, (30-day Avg SOFR + 5.00%), 9.34%, 08/25/33(a)	12,510	13,871,820
Freddie Mac(a)
Series 2021-DNA3, Class B2, (30-day Avg SOFR + 6.25%), 10.59%, 10/25/33	11,444	13,984,690
Series 2021-HQA2, Class B2, (30-day Avg SOFR + 5.45%), 9.79%, 12/25/33	9,000	10,333,465
Series 2024-HQA1, Class M2, (30-day Avg SOFR + 2.00%), 6.34%, 03/25/44	2,000	2,003,638
Series 2025-HQA1, Class M2, (30-day Avg SOFR + 1.65%), 5.99%, 02/25/45	5,200	5,164,276
Security	Par (000)	Value
Collateralized Mortgage Obligations (continued)
Freddie Mac STACR REMIC Trust(a)
Series 2020-HQA5, Class B1, (30-day Avg SOFR + 4.00%), 8.34%, 11/25/50	$29,563	$ 32,834,801
Series 2021-DNA1, Class B1, (30-day Avg SOFR + 2.65%), 6.99%, 01/25/51	51,949	54,711,485
Series 2021-DNA2, Class B1, (30-day Avg SOFR + 3.40%), 7.74%, 08/25/33	51,375	56,865,960
Series 2021-DNA3, Class B1, (30-day Avg SOFR + 3.50%), 7.84%, 10/25/33	38,269	42,586,375
Series 2021-DNA5, Class B1, (30-day Avg SOFR + 3.05%), 7.39%, 01/25/34	38,032	40,218,881
Series 2021-DNA5, Class B2, (30-day Avg SOFR + 5.50%), 9.84%, 01/25/34	13,045	15,034,362
Series 2021-DNA6, Class B1, (30-day Avg SOFR + 3.40%), 7.74%, 10/25/41	73,408	75,182,562
Series 2021-DNA7, Class B1, (30-day Avg SOFR + 3.65%), 7.99%, 11/25/41	67,842	69,884,074
Series 2021-HQA1, Class B1, (30-day Avg SOFR + 3.00%), 7.34%, 08/25/33	72,265	78,586,184
Series 2021-HQA2, Class B1, (30-day Avg SOFR + 3.15%), 7.49%, 12/25/33	7,450	8,212,022
Series 2021-HQA3, Class B1, (30-day Avg SOFR + 3.35%), 7.69%, 09/25/41	48,777	49,722,630
Series 2021-HQA3, Class M2, (30-day Avg SOFR + 2.10%), 6.44%, 09/25/41	30,450	30,621,433
Series 2021-HQA4, Class B1, (30-day Avg SOFR + 3.75%), 8.09%, 12/25/41	52,924	54,300,389
Series 2021-HQA4, Class M2, (30-day Avg SOFR + 2.35%), 6.69%, 12/25/41	4,010	4,045,087
Series 2022-DNA1, Class B1, (30-day Avg SOFR + 3.40%), 7.74%, 01/25/42	21,320	21,844,570
Series 2022-DNA1, Class M2, (30-day Avg SOFR + 2.50%), 6.84%, 01/25/42	21,565	21,792,899
Series 2022-DNA2, Class B1, (30-day Avg SOFR + 4.75%), 9.09%, 02/25/42	13,444	14,040,645
Series 2022-DNA2, Class M2, (30-day Avg SOFR + 3.75%), 8.09%, 02/25/42	23,377	24,159,293
Series 2022-DNA3, Class B1, (30-day Avg SOFR + 5.65%), 9.99%, 04/25/42	1,620	1,725,300
Series 2022-DNA3, Class M2, (30-day Avg SOFR + 4.35%), 8.69%, 04/25/42	35,450	37,133,875
Series 2022-DNA4, Class M2, (30-day Avg SOFR + 5.25%), 9.59%, 05/25/42	45,750	48,795,120
Series 2022-DNA5, Class M2, (30-day Avg SOFR + 6.75%), 11.09%, 06/25/42	11,000	12,160,523
Series 2022-DNA6, Class M2, (30-day Avg SOFR + 5.75%), 10.09%, 09/25/42	13,000	14,145,690
Series 2022-DNA7, Class M2, (30-day Avg SOFR + 7.00%), 11.34%, 03/25/52	52,855	59,065,462
Series 2022-HQA1, Class M2, (30-day Avg SOFR + 5.25%), 9.59%, 03/25/42	73,766	78,238,292
Series 2022-HQA2, Class M2, (30-day Avg SOFR + 6.00%), 10.34%, 07/25/42	20,860	22,646,242

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Systematic Multi-Strategy Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Collateralized Mortgage Obligations (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes(a)
Series 2018-SPI1, Class M2, 3.79%, 02/25/48	$45	$ 43,523
Series 2018-SPI2, Class M2, 3.85%, 05/25/48	63	60,708
		1,815,417,194
Commercial Mortgage-Backed Securities(a)(f) — 0.3%
Multifamily Connecticut Avenue Securities Trust
Series 2019-01, Class M10, (30-day Avg SOFR + 3.36%), 7.70%, 10/25/49	21,219	21,554,426
Series 2024-01, Class M7, (30-day Avg SOFR + 2.75%), 7.09%, 07/25/54	5,292	5,333,432
		26,887,858
Total Non-Agency Mortgage-Backed Securities — 24.6% (Cost: $1,826,130,423)		1,842,305,052
Preferred Securities
Capital Trust — 0.0%
Broadline Retail — 0.0%
Rakuten Group, Inc., 8.13%(a)(e)(f)	1,795	1,772,498
Total Preferred Securities — 0.0% (Cost: $1,795,000)		1,772,498
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations(a)(f) — 0.2%
Fannie Mae, Series 2023-R05, Class 1B1, (30-day Avg SOFR + 4.75%), 9.09%, 06/25/43	5,000	5,390,650
Freddie Mac STACR REMIC Trust, Series 2020- DNA6, Class B1, (30-day Avg SOFR + 3.00%), 7.34%, 12/25/50	5,535	5,956,465
		11,347,115
Mortgage-Backed Securities — 10.9%
Fannie Mae Mortgage-Backed Securities, 4.00%, 02/01/47 - 02/01/57	57	54,186
Freddie Mac Mortgage-Backed Securities
4.50%, 05/01/42 - 01/01/49	74	71,484
3.50%, 10/01/44 - 06/01/49	259	236,377
3.00%, 08/01/46 - 02/01/47	12	10,725
4.00%, 10/01/46 - 01/01/49	35	33,758
Ginnie Mae Mortgage-Backed Securities(h)
3.50%, 06/20/42 - 04/15/55	26,690	24,468,892
3.00%, 05/20/45 - 04/15/55	34,899	30,954,915
4.00%, 11/20/47 - 04/15/55	15,720	14,742,693
4.50%, 10/20/48 - 04/15/55	20,416	19,602,503
5.00%, 12/20/48 - 04/15/55	12,083	11,888,886
2.50%, 08/20/50 - 04/15/55	41,742	35,523,868
5.50%, 12/20/52 - 04/15/55	14,669	14,700,463
2.00%, 04/15/55	73,475	60,080,699
6.00%, 04/15/55	11,000	11,163,802
6.50%, 04/15/55	4,000	4,094,591
Uniform Mortgage-Backed Securities(h)
3.00%, 03/01/30 - 04/15/55	91,469	81,172,462
2.50%, 04/01/32 - 04/15/55	130,430	109,706,284
1.50%, 04/15/40 - 04/14/55	23,100	17,728,674
2.00%, 04/15/40 - 04/15/55	138,689	112,690,977
3.50%, 04/15/40 - 04/15/55	48,410	43,910,686
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities(h) (continued)
4.00%, 04/15/40 - 04/15/55	$40,294	$ 37,675,621
5.00%, 02/01/41 - 04/14/55	39,480	38,720,152
4.50%, 06/01/44 - 04/15/55	30,482	29,220,052
5.50%, 11/01/52 - 04/15/55	48,843	48,853,828
6.00%, 04/15/55	40,825	41,463,584
6.50%, 04/15/55	25,550	26,345,103
		815,115,265
Total U.S. Government Sponsored Agency Securities — 11.1% (Cost: $831,240,136)		826,462,380
Total Long-Term Investments — 99.2% (Cost: $7,332,356,364)		7,416,435,663

Shares
Short-Term Securities
Money Market Funds — 4.0%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.22%(i)(j)	293,878,455	293,878,455

	Par (000)
U.S. Treasury Obligations — 5.7%
U.S. Treasury Bills(k)
4.34%, 06/10/25	$132,300	131,223,409
4.30%, 07/24/25(l)	270,900	267,325,626
4.36%, 07/31/25	28,200	27,804,754
		426,353,789
Total Short-Term Securities — 9.7% (Cost: $720,218,907)		720,232,244
Total Investments — 108.9% (Cost: $8,052,575,271)		8,136,667,907
Liabilities in Excess of Other Assets — (8.9)%		(662,601,601)
Net Assets — 100.0%		$ 7,474,066,306

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,294,208, representing less than 0.05% of its net assets as of period end, and an original cost of $0.

(d)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(e)	Perpetual security with no stated maturity date.
(f)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(g)	When-issued security.
(h)	Represents or includes a TBA transaction.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.
(k)	Rates are discount rates or a range of discount rates as of period end.
(l)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Systematic Multi-Strategy Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/25	Shares Held at 03/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 9,202,298	$ 284,676,157 (a)	$ —	$ —	$ —	$ 293,878,455	293,878,455	$ 1,822,211	$ —

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro Bund	433	06/06/25	$ 60,319	$ (183,009)
10-Year Australian Treasury Bonds	1,595	06/16/25	112,281	157,778
10-Year U.S. Ultra Long Treasury Note	4,052	06/18/25	463,637	3,078,109
Long Gilt	177	06/26/25	20,964	(164,192)
2-Year U.S. Treasury Note	11,420	06/30/25	2,366,706	6,991,386
5-Year U.S. Treasury Note	2,001	06/30/25	216,655	1,511,820
				11,391,892
Short Contracts
10-Year U.S. Treasury Note	9,310	06/18/25	1,037,338	(8,100,875)
U.S. Long Bond	1,697	06/18/25	199,769	(639,328)
10-Year Canadian Bond	526	06/19/25	45,379	(188,360)
				(8,928,563)
				$ 2,463,329
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	13,430,000	USD	2,307,530	Citibank N.A.	06/18/25	$ 8,010
BRL	104,560,000	USD	17,731,350	Citibank N.A.	06/18/25	296,412
BRL	11,380,000	USD	1,939,332	Goldman Sachs International	06/18/25	22,756
BRL	13,430,000	USD	2,305,384	Goldman Sachs International	06/18/25	10,156
BRL	18,070,000	USD	3,104,278	Goldman Sachs International	06/18/25	11,270
CAD	7,150,000	USD	4,978,999	BNP Paribas SA	06/18/25	8,561
CAD	163,353	USD	113,858	Goldman Sachs International	06/18/25	90
CAD	11,606,647	USD	8,091,681	Goldman Sachs International	06/18/25	4,662
COP	82,420,000,000	USD	19,497,678	Standard Chartered Bank	06/18/25	8,268
GBP	1,180,000	USD	1,523,445	Morgan Stanley & Co. International PLC	06/18/25	709
INR	616,000,000	USD	7,012,160	Citibank N.A.	06/18/25	154,589
INR	81,800,000	USD	951,495	Goldman Sachs International	06/18/25	194
INR	127,300,000	USD	1,460,819	Goldman Sachs International	06/18/25	20,232
INR	418,100,000	USD	4,778,477	HSBC Bank PLC	06/18/25	85,838
JPY	242,000,000	USD	1,619,921	BNP Paribas SA	06/18/25	7,438
JPY	386,000,000	USD	2,580,174	Goldman Sachs International	06/18/25	15,530
NOK	151,200,000	USD	14,079,917	Deutsche Bank AG	06/18/25	291,454
NOK	29,100,000	USD	2,753,048	Morgan Stanley & Co. International PLC	06/18/25	12,870
SEK	65,100,000	USD	6,463,193	Bank of America N.A.	06/18/25	42,830
SEK	50,600,000	USD	5,054,152	Barclays Bank PLC	06/18/25	2,757
SEK	14,700,000	USD	1,467,044	BNP Paribas SA	06/18/25	2,058

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Systematic Multi-Strategy Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
SEK	102,100,000	USD	10,157,334	Deutsche Bank AG	06/18/25	$ 46,429
SEK	37,400,000	USD	3,718,706	Goldman Sachs International	06/18/25	19,010
SEK	46,167,678	USD	4,612,296	Goldman Sachs International	06/18/25	1,652
SEK	59,332,322	USD	5,925,943	Morgan Stanley & Co. International PLC	06/18/25	3,665
USD	4,359,383	AUD	6,860,000	Australia & New Zealand Bank Group	06/18/25	70,197
USD	5,973,424	AUD	9,440,000	Deutsche Bank AG	06/18/25	71,104
USD	8,554,055	AUD	13,560,000	Deutsche Bank AG	06/18/25	75,722
USD	2,062,889	AUD	3,280,000	HSBC Bank PLC	06/18/25	12,083
USD	2,530,448	AUD	4,020,000	Morgan Stanley & Co. International PLC	06/18/25	16,960
USD	3,172,685	BRL	18,380,000	Goldman Sachs International	06/18/25	3,689
USD	6,479,315	CAD	9,250,000	Barclays Bank PLC	06/18/25	26,877
USD	74,906,763	CHF	65,120,000	BNP Paribas SA	06/18/25	626,728
USD	586,275	CHF	510,000	Morgan Stanley & Co. International PLC	06/18/25	4,536
USD	2,510,545	CHF	2,190,000	Morgan Stanley & Co. International PLC	06/18/25	12,491
USD	1,376,067	CLP	1,270,000,000	Bank of America N.A.	06/18/25	39,331
USD	1,837,171	CLP	1,731,000,000	Bank of America N.A.	06/18/25	15,210
USD	2,096,730	CLP	1,927,000,000	Bank of America N.A.	06/18/25	68,470
USD	1,121,308	CLP	1,031,000,000	Citibank N.A.	06/18/25	36,131
USD	2,568,008	CLP	2,394,000,000	Goldman Sachs International	06/18/25	48,208
USD	5,602,980	CLP	5,264,000,000	Standard Chartered Bank	06/18/25	62,367
USD	903,184	COP	3,800,000,000	Bank of America N.A.	06/18/25	3,856
USD	3,537,651	COP	14,790,000,000	Bank of America N.A.	06/18/25	37,373
USD	18,351,446	CZK	422,010,000	Toronto-Dominion Bank	06/18/25	37,993
USD	1,156,303	GBP	890,000	Barclays Bank PLC	06/18/25	6,729
USD	3,700,672	GBP	2,860,000	BNP Paribas SA	06/18/25	6,537
USD	3,933,668	GBP	3,040,000	BNP Paribas SA	06/18/25	7,034
USD	2,102,180	GBP	1,620,000	State Street Bank and Trust Co.	06/18/25	9,698
USD	491,186	GBP	380,000	UBS AG	06/18/25	356
USD	3,127,586	HUF	1,155,000,000	Barclays Bank PLC	06/18/25	39,420
USD	4,099,228	HUF	1,511,000,000	Barclays Bank PLC	06/18/25	59,211
USD	1,476,007	HUF	545,000,000	BNP Paribas SA	06/18/25	18,821
USD	3,374,250	HUF	1,250,000,000	Deutsche Bank AG	06/18/25	32,078
USD	10,658,330	HUF	3,956,000,000	HSBC Bank PLC	06/18/25	81,026
USD	4,024,339	IDR	66,470,000,000	Deutsche Bank AG	06/18/25	48,860
USD	1,830,859	IDR	30,460,000,000	Goldman Sachs International	06/18/25	9,089
USD	3,473,564	IDR	57,880,000,000	Goldman Sachs International	06/18/25	11,842
USD	1,324,211	IDR	21,930,000,000	JPMorgan Chase Bank N.A.	06/18/25	12,608
USD	1,641,323	IDR	27,200,000,000	JPMorgan Chase Bank N.A.	06/18/25	14,528
USD	4,486,832	JPY	665,000,000	Barclays Bank PLC	06/18/25	14,958
USD	5,427,392	JPY	798,000,000	BNP Paribas SA	06/18/25	61,143
USD	6,239,020	JPY	918,000,000	BNP Paribas SA	06/18/25	65,817
USD	808,544	JPY	119,000,000	HSBC Bank PLC	06/18/25	8,314
USD	6,962,967	KRW	10,155,000,000	Goldman Sachs International	06/18/25	45,848
USD	1,713,055	KRW	2,495,000,000	JPMorgan Chase Bank N.A.	06/18/25	13,576
USD	80,398,706	KRW	116,533,100,000	JPMorgan Chase Bank N.A.	06/18/25	1,021,712
USD	32,427,895	MXN	666,550,000	Bank of America N.A.	06/18/25	188,403
USD	3,669,046	MXN	75,600,000	Barclays Bank PLC	06/18/25	12,448
USD	2,577,731	MXN	52,200,000	Citibank N.A.	06/18/25	52,937
USD	964,939	MXN	19,800,000	Deutsche Bank AG	06/18/25	7,258
USD	3,219,340	NOK	33,800,000	BNP Paribas SA	06/18/25	6,693
USD	466,344	NOK	4,900,000	Morgan Stanley & Co. International PLC	06/18/25	606
USD	9,209,097	NZD	16,020,000	Deutsche Bank AG	06/18/25	96,598
USD	40,353,838	NZD	70,300,000	Goldman Sachs International	06/18/25	365,783
USD	1,858,832	PLN	7,150,000	BNP Paribas SA	06/18/25	18,090
USD	3,619,469	PLN	13,950,000	Citibank N.A.	06/18/25	28,093
USD	4,855,405	PLN	18,850,000	Deutsche Bank AG	06/18/25	2,542
USD	8,206,093	SGD	10,910,000	Barclays Bank PLC	06/18/25	53,204
USD	3,227,865	SGD	4,290,000	BNP Paribas SA	06/18/25	22,009
USD	5,431,781	SGD	7,200,000	BNP Paribas SA	06/18/25	51,323
USD	6,938,883	SGD	9,240,000	BNP Paribas SA	06/18/25	33,962
USD	463,963	SGD	620,000	Morgan Stanley & Co. International PLC	06/18/25	646
USD	880,681	SGD	1,170,000	Morgan Stanley & Co. International PLC	06/18/25	6,357
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Systematic Multi-Strategy Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,394,285	SGD	1,860,000	Morgan Stanley & Co. International PLC	06/18/25	$ 4,333
USD	5,001,769	SGD	6,630,000	Morgan Stanley & Co. International PLC	06/18/25	47,264
USD	5,534,541	THB	186,700,000	Barclays Bank PLC	06/18/25	1,225
USD	3,179,801	THB	107,000,000	JPMorgan Chase Bank N.A.	06/18/25	8,592
USD	56,254,207	TWD	1,838,500,000	Citibank N.A.	06/18/25	674,299
USD	3,000,050	ZAR	54,800,000	Barclays Bank PLC	06/18/25	29,664
ZAR	65,100,000	USD	3,522,807	Barclays Bank PLC	06/18/25	5,882
						5,654,182
AUD	18,210,000	USD	11,509,813	Bank of America N.A.	06/18/25	(124,087)
AUD	11,870,000	USD	7,518,339	BNP Paribas SA	06/18/25	(96,672)
AUD	10,340,000	USD	6,515,058	Goldman Sachs International	06/18/25	(50,017)
AUD	140,480,000	USD	88,654,315	JPMorgan Chase Bank N.A.	06/18/25	(819,791)
CAD	14,000,000	USD	9,801,245	Barclays Bank PLC	06/18/25	(35,392)
CAD	11,130,000	USD	7,821,174	Deutsche Bank AG	06/18/25	(57,321)
CAD	13,310,000	USD	9,290,994	Deutsche Bank AG	06/18/25	(6,459)
CAD	1,940,000	USD	1,355,171	Morgan Stanley & Co. International PLC	06/18/25	(1,903)
CHF	7,650,000	USD	8,765,376	BNP Paribas SA	06/18/25	(39,297)
CHF	4,750,000	USD	5,450,396	Deutsche Bank AG	06/18/25	(32,242)
CHF	2,190,000	USD	2,504,210	Goldman Sachs International	06/18/25	(6,156)
CHF	5,240,000	USD	5,983,077	Goldman Sachs International	06/18/25	(5,998)
CHF	6,540,000	USD	7,474,457	Goldman Sachs International	06/18/25	(14,514)
CHF	5,280,000	USD	6,036,101	HSBC Bank PLC	06/18/25	(13,396)
CHF	4,750,000	USD	5,447,906	Morgan Stanley & Co. International PLC	06/18/25	(29,752)
CHF	4,810,000	USD	5,545,477	Morgan Stanley & Co. International PLC	06/18/25	(58,883)
CHF	7,900,000	USD	9,046,810	Morgan Stanley & Co. International PLC	06/18/25	(35,565)
CLP	1,043,000,000	USD	1,121,795	Citibank N.A.	06/18/25	(23,987)
CLP	36,855,000,000	USD	39,594,547	Citibank N.A.	06/18/25	(802,886)
CZK	43,300,000	USD	1,879,471	Deutsche Bank AG	06/18/25	(434)
CZK	58,800,000	USD	2,572,565	Goldman Sachs International	06/18/25	(20,893)
EUR	11,160,000	USD	12,157,537	Bank of America N.A.	06/18/25	(38,092)
EUR	161,490,000	USD	175,958,341	Citibank N.A.	06/18/25	(584,758)
EUR	8,260,000	USD	9,062,500	Goldman Sachs International	06/18/25	(92,373)
EUR	1,260,000	USD	1,385,415	JPMorgan Chase Bank N.A.	06/18/25	(17,090)
GBP	400,000	USD	517,502	Citibank N.A.	06/18/25	(839)
GBP	5,480,000	USD	7,088,236	Deutsche Bank AG	06/18/25	(9,962)
GBP	2,890,000	USD	3,743,016	Morgan Stanley & Co. International PLC	06/18/25	(10,131)
GBP	6,790,000	USD	8,774,597	Morgan Stanley & Co. International PLC	06/18/25	(4,253)
HUF	279,000,000	USD	755,393	Goldman Sachs International	06/18/25	(9,420)
HUF	1,777,000,000	USD	4,772,597	Goldman Sachs International	06/18/25	(21,366)
IDR	62,110,000,000	USD	3,783,965	Barclays Bank PLC	06/18/25	(69,252)
IDR	63,460,000,000	USD	3,836,179	Barclays Bank PLC	06/18/25	(40,725)
IDR	641,650,000,000	USD	39,051,184	Deutsche Bank AG	06/18/25	(674,988)
IDR	15,120,000,000	USD	916,657	HSBC Bank PLC	06/18/25	(12,351)
JPY	10,291,000,000	USD	70,921,517	Barclays Bank PLC	06/18/25	(1,718,433)
JPY	914,000,000	USD	6,271,554	Deutsche Bank AG	06/18/25	(125,250)
JPY	366,000,000	USD	2,462,179	Goldman Sachs International	06/18/25	(968)
KRW	3,515,000,000	USD	2,411,724	Standard Chartered Bank	06/18/25	(17,467)
MXN	72,400,000	USD	3,564,352	Barclays Bank PLC	06/18/25	(62,530)
MXN	11,800,000	USD	575,221	Goldman Sachs International	06/18/25	(4,482)
MXN	71,100,000	USD	3,524,903	HSBC Bank PLC	06/18/25	(85,960)
MXN	14,900,000	USD	726,766	Morgan Stanley & Co. International PLC	06/18/25	(6,087)
MXN	57,200,000	USD	2,804,046	Morgan Stanley & Co. International PLC	06/18/25	(37,414)
MXN	65,700,000	USD	3,244,207	Royal Bank of Canada	06/18/25	(66,449)
NZD	2,410,000	USD	1,380,793	Bank of America N.A.	06/18/25	(9,937)
NZD	3,380,000	USD	1,946,584	Deutsche Bank AG	06/18/25	(23,972)
NZD	11,810,000	USD	6,817,027	JPMorgan Chase Bank N.A.	06/18/25	(99,262)
NZD	2,000,000	USD	1,143,698	Morgan Stanley & Co. International PLC	06/18/25	(6,058)
PHP	53,300,000	USD	929,802	HSBC Bank PLC	06/18/25	(584)
PHP	184,500,000	USD	3,218,626	HSBC Bank PLC	06/18/25	(2,099)
PHP	411,900,000	USD	7,188,639	HSBC Bank PLC	06/18/25	(7,677)
PHP	67,300,000	USD	1,173,443	JPMorgan Chase Bank N.A.	06/18/25	(151)

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Systematic Multi-Strategy Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
PLN	8,000,000	USD	2,070,064	Goldman Sachs International	06/18/25	$ (10,494)
PLN	4,050,000	USD	1,049,450	Royal Bank of Canada	06/18/25	(6,792)
SEK	13,300,000	USD	1,331,368	BNP Paribas SA	06/18/25	(2,180)
SGD	2,920,000	USD	2,203,534	Barclays Bank PLC	06/18/25	(21,460)
SGD	26,660,000	USD	20,116,397	HSBC Bank PLC	06/18/25	(193,757)
THB	168,400,000	USD	4,999,748	HSBC Bank PLC	06/18/25	(8,797)
TWD	122,500,000	USD	3,754,444	BNP Paribas SA	06/18/25	(51,132)
TWD	38,400,000	USD	1,171,239	HSBC Bank PLC	06/18/25	(10,364)
TWD	49,700,000	USD	1,523,409	HSBC Bank PLC	06/18/25	(20,923)
TWD	122,400,000	USD	3,742,547	HSBC Bank PLC	06/18/25	(42,258)
USD	4,865,656	BRL	29,020,000	Bank of America N.A.	06/18/25	(137,841)
USD	4,132,203	BRL	24,380,000	Goldman Sachs International	06/18/25	(71,286)
USD	6,813,807	CAD	9,780,000	Citibank N.A.	06/18/25	(8,338)
USD	991,116	COP	4,190,000,000	Bank of America N.A.	06/18/25	(512)
USD	764,104	COP	3,230,000,000	Goldman Sachs International	06/18/25	(325)
USD	10,637,672	EUR	9,830,000	HSBC Bank PLC	06/18/25	(37,431)
USD	43,453,049	EUR	40,050,000	Morgan Stanley & Co. International PLC	06/18/25	(40,121)
USD	133,546,327	GBP	103,515,000	JPMorgan Chase Bank N.A.	06/18/25	(159,431)
USD	1,921,059	INR	165,700,000	Deutsche Bank AG	06/18/25	(6,750)
USD	4,348	NOK	45,780	Goldman Sachs International	06/18/25	(3)
USD	928,346	NOK	9,900,000	Goldman Sachs International	06/18/25	(12,637)
USD	1,878,867	NOK	19,800,000	Goldman Sachs International	06/18/25	(3,098)
USD	6,439,813	NOK	67,754,220	Goldman Sachs International	06/18/25	(140)
USD	10,391,423	NOK	111,900,000	Goldman Sachs International	06/18/25	(244,532)
USD	11,049,034	NOK	116,800,000	HSBC Bank PLC	06/18/25	(52,660)
USD	937,587	NOK	10,000,000	Morgan Stanley & Co. International PLC	06/18/25	(12,901)
USD	57,184,572	PHP	3,290,000,000	Morgan Stanley & Co. International PLC	06/18/25	(172,471)
USD	16,625,751	PLN	64,700,000	Deutsche Bank AG	06/18/25	(31,025)
USD	2,738,031	PLN	10,650,000	Goldman Sachs International	06/18/25	(3,772)
USD	4,905,207	PLN	19,150,000	Goldman Sachs International	06/18/25	(24,890)
USD	16,751,888	SEK	168,400,000	Deutsche Bank AG	06/18/25	(77,826)
USD	9,492,646	SEK	95,700,000	HSBC Bank PLC	06/18/25	(71,509)
ZAR	93,400,000	USD	5,089,114	BNP Paribas SA	06/18/25	(26,448)
ZAR	73,200,000	USD	4,008,154	Citibank N.A.	06/18/25	(40,411)
ZAR	113,000,000	USD	6,165,228	Deutsche Bank AG	06/18/25	(40,161)
ZAR	67,800,000	USD	3,727,736	Goldman Sachs International	06/18/25	(52,696)
ZAR	126,800,000	USD	6,888,861	JPMorgan Chase Bank N.A.	06/18/25	(15,777)
						(7,849,174)
						$ (2,194,992)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.44.V1	5.00%	Quarterly	06/20/30	USD	60,530	$ (3,221,856)	$ (3,001,017)	$ (220,839)
Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
2.29%	Annual	6-mo. EURIBOR, 2.34%	Semi-Annual	06/18/25 (a)	06/18/27	EUR	215,995	$ (580,230)	$ 99,369	$ (679,599)
3.66%	Annual	1-day SOFR, 4.41%	Annual	06/18/25 (a)	06/18/27	USD	237,610	(151,828)	242,628	(394,456)
3.73%	Annual	1-day SOFR, 4.41%	Annual	06/18/25 (a)	06/18/27	USD	240,510	(460,341)	(197,500)	(262,841)
3.74%	Annual	1-day SOFR, 4.41%	Annual	06/18/25 (a)	06/18/27	USD	327,948	(708,027)	(935,870)	227,843
1-day SONIA, 4.46%	Annual	3.94%	Annual	06/18/25 (a)	06/18/27	GBP	207,698	(163,960)	(350,307)	186,347
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Systematic Multi-Strategy Fund

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-day SONIA, 4.46%	Annual	4.04%	Annual	06/18/25 (a)	06/18/27	GBP	164,157	$ 249,185	$ 231,626	$ 17,559
6-mo. EURIBOR, 2.34%	Semi-Annual	2.45%	Annual	06/18/25 (a)	06/18/30	EUR	61,815	107,198	(102,795)	209,993
6-mo. EURIBOR, 2.34%	Semi-Annual	2.49%	Annual	06/18/25 (a)	06/18/30	EUR	59,690	250,923	(194,092)	445,015
6-mo. EURIBOR, 2.34%	Semi-Annual	2.50%	Annual	06/18/25 (a)	06/18/30	EUR	29,966	129,059	65,969	63,090
6-mo. EURIBOR, 2.34%	Semi-Annual	2.54%	Annual	06/18/25 (a)	06/18/30	EUR	119,605	784,451	(31,379)	815,830
6-mo. EURIBOR, 2.34%	Semi-Annual	2.55%	Annual	06/18/25 (a)	06/18/30	EUR	29,210	211,385	1,854	209,531
1-day SOFR, 4.41%	Annual	3.71%	Annual	06/18/25 (a)	06/18/30	USD	201,000	782,760	(327,264)	1,110,024
1-day SOFR, 4.41%	Annual	3.76%	Annual	06/18/25 (a)	06/18/30	USD	101,620	626,796	228,298	398,498
1-day SOFR, 4.41%	Annual	3.77%	Annual	06/18/25 (a)	06/18/30	USD	138,634	915,001	1,106,458	(191,457)
3.96%	Annual	1-day SONIA, 4.46%	Annual	06/18/25 (a)	06/18/30	GBP	87,870	109,602	367,220	(257,618)
4.02%	Annual	1-day SONIA, 4.46%	Annual	06/18/25 (a)	06/18/30	GBP	69,846	(154,561)	(124,265)	(30,296)
1-day SONIA, 4.46%	Annual	4.06%	Annual	06/18/25 (a)	06/18/30	GBP	53,290	241,257	144,553	96,704
1-day SONIA, 4.46%	Annual	4.09%	Annual	06/18/25 (a)	06/18/30	GBP	53,010	326,577	303,516	23,061
1-day TIIEFONDEO, 9.05%	Monthly	8.01%	Monthly	09/17/25 (a)	09/11/30	MXN	240,890	(13,562)	112	(13,674)
1-day TIIEFONDEO, 9.05%	Monthly	8.06%	Monthly	09/17/25 (a)	09/11/30	MXN	166,990	7,717	79	7,638
1-day TIIEFONDEO, 9.05%	Monthly	8.24%	Monthly	09/17/25 (a)	09/11/30	MXN	528,850	207,719	245	207,474
1-day SSARON, 0.21%	Annual	0.56%	Annual	09/17/25 (a)	09/17/30	CHF	29,290	258,815	(75,850)	334,665
1-day SSARON, 0.21%	Annual	0.63%	Annual	09/17/25 (a)	09/17/30	CHF	5,320	69,788	11,201	58,587
1-day SSARON, 0.21%	Annual	0.65%	Annual	09/17/25 (a)	09/17/30	CHF	4,830	68,233	(7,058)	75,291
1.68%	Quarterly	1-day THOR, 1.99%	Quarterly	09/17/25 (a)	09/17/30	THB	214,770	(41,158)	71	(41,229)
1.69%	Quarterly	1-day THOR, 1.99%	Quarterly	09/17/25 (a)	09/17/30	THB	145,700	(31,038)	48	(31,086)
1.73%	Quarterly	1-day THOR, 1.99%	Quarterly	09/17/25 (a)	09/17/30	THB	2,180,700	(581,007)	720	(581,727)
1-day THOR, 1.99%	Quarterly	1.76%	Quarterly	09/17/25 (a)	09/17/30	THB	139,090	42,299	46	42,253
1-day SORA, 2.14%	Semi-Annual	2.19%	Semi-Annual	09/17/25 (a)	09/17/30	SGD	5,640	(17,319)	47	(17,366)
2.23%	Semi-Annual	1-day SORA, 2.14%	Semi-Annual	09/17/25 (a)	09/17/30	SGD	10,410	17,971	87	17,884
2.27%	Semi-Annual	1-day SORA, 2.14%	Semi-Annual	09/17/25 (a)	09/17/30	SGD	10,622	3,501	89	3,412
2.27%	Semi-Annual	1-day SORA, 2.14%	Semi-Annual	09/17/25 (a)	09/17/30	SGD	14,518	2,757	122	2,635
1-day SORA, 2.14%	Semi-Annual	2.28%	Semi-Annual	09/17/25 (a)	09/17/30	SGD	7,000	138	59	79
2.30%	Semi-Annual	1-day SORA, 2.14%	Semi-Annual	09/17/25 (a)	09/17/30	SGD	6,100	(3,315)	51	(3,366)
2.30%	Semi-Annual	1-day SORA, 2.14%	Semi-Annual	09/17/25 (a)	09/17/30	SGD	2,114	(1,407)	18	(1,425)
2.30%	Semi-Annual	1-day SORA, 2.14%	Semi-Annual	09/17/25 (a)	09/17/30	SGD	3,986	(2,862)	33	(2,895)
2.30%	Semi-Annual	1-day SORA, 2.14%	Semi-Annual	09/17/25 (a)	09/17/30	SGD	12,630	(11,053)	105	(11,158)
2.36%	Semi-Annual	1-day SORA, 2.14%	Semi-Annual	09/17/25 (a)	09/17/30	SGD	7,700	(21,661)	64	(21,725)
2.37%	Semi-Annual	1-day SORA, 2.14%	Semi-Annual	09/17/25 (a)	09/17/30	SGD	11,020	(36,388)	92	(36,480)
6-mo. EURIBOR, 2.34%	Semi-Annual	2.37%	Annual	09/17/25 (a)	09/17/30	EUR	11,140	(38,475)	134	(38,609)
2.50%	Semi-Annual	1-day CORRA, 2.75%	Semi-Annual	09/17/25 (a)	09/17/30	CAD	79,000	(216,372)	(208,307)	(8,065)
3-mo. KRW CDC, 2.84%	Quarterly	2.53%	Quarterly	09/17/25 (a)	09/17/30	KRW	98,705,600	(87,533)	(16,600)	(70,933)
3-mo. KRW CDC, 2.84%	Quarterly	2.56%	Quarterly	09/17/25 (a)	09/17/30	KRW	8,792,610	1,987	67	1,920
3-mo. KRW CDC, 2.84%	Quarterly	2.58%	Quarterly	09/17/25 (a)	09/17/30	KRW	13,165,150	9,673	101	9,572
3-mo. KRW CDC, 2.84%	Quarterly	2.58%	Quarterly	09/17/25 (a)	09/17/30	KRW	21,550,900	17,890	163	17,727
3-mo. KRW CDC, 2.84%	Quarterly	2.60%	Quarterly	09/17/25 (a)	09/17/30	KRW	11,365,490	17,746	86	17,660
3-mo. KRW CDC, 2.84%	Quarterly	2.62%	Quarterly	09/17/25 (a)	09/17/30	KRW	10,286,780	20,968	78	20,890
3-mo. KRW CDC, 2.84%	Quarterly	2.62%	Quarterly	09/17/25 (a)	09/17/30	KRW	11,672,440	26,576	89	26,487
3-mo. KRW CDC, 2.84%	Quarterly	2.63%	Quarterly	09/17/25 (a)	09/17/30	KRW	15,078,060	38,165	115	38,050
3-mo. STIBOR, 2.36%	Quarterly	2.68%	Annual	09/17/25 (a)	09/17/30	SEK	763,170	(49,132)	(236,023)	186,891
3-mo. STIBOR, 2.36%	Quarterly	2.76%	Annual	09/17/25 (a)	09/17/30	SEK	80,110	24,733	19,226	5,507
3-mo. STIBOR, 2.36%	Quarterly	2.78%	Annual	09/17/25 (a)	09/17/30	SEK	93,530	37,820	(13,356)	51,176
3.26%	Quarterly	3-mo. HIBOR, 3.88%	Quarterly	09/17/25 (a)	09/17/30	HKD	64,160	(12,905)	92	(12,997)
6-mo. PRIBOR, 3.61%	Semi-Annual	3.66%	Annual	09/17/25 (a)	09/17/30	CZK	229,540	38,559	110	38,449
6-mo. PRIBOR, 3.61%	Semi-Annual	3.69%	Annual	09/17/25 (a)	09/17/30	CZK	1,980,050	446,608	956	445,652
3-mo. BBR, 4.25%	Quarterly	3.73%	Semi-Annual	09/17/25 (a)	09/17/30	NZD	26,365	(597)	168	(765)
3.78%	Annual	1-day SOFR, 4.41%	Annual	09/17/25 (a)	09/17/30	USD	149,190	(1,186,653)	(904,054)	(282,599)
3-mo. BBR, 4.25%	Quarterly	3.80%	Semi-Annual	09/17/25 (a)	09/17/30	NZD	95,335	170,542	608	169,934
1-day SONIA, 4.46%	Annual	3.95%	Annual	09/17/25 (a)	09/17/30	GBP	6,920	(7,997)	(9,799)	1,802
3.95%	Annual	6-mo. NIBOR, 4.67%	Semi-Annual	09/17/25 (a)	09/17/30	NOK	246,740	130,191	189,257	(59,066)
1-day SONIA, 4.46%	Annual	3.96%	Annual	09/17/25 (a)	09/17/30	GBP	11,010	(5,803)	18,195	(23,998)
1-day SONIA, 4.46%	Annual	4.00%	Annual	09/17/25 (a)	09/17/30	GBP	5,650	8,498	1,085	7,413
6-mo. BBSW, 4.30%	Semi-Annual	4.00%	Semi-Annual	09/17/25 (a)	09/17/30	AUD	76,810	60,720	538	60,182
1-day SONIA, 4.46%	Annual	4.02%	Annual	09/17/25 (a)	09/17/30	GBP	7,390	21,683	(6,055)	27,738
1-day SONIA, 4.46%	Annual	4.03%	Annual	09/17/25 (a)	09/17/30	GBP	5,290	16,570	(7,027)	23,597
1-day SONIA, 4.46%	Annual	4.05%	Annual	09/17/25 (a)	09/17/30	GBP	7,890	36,350	(16,856)	53,206

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Systematic Multi-Strategy Fund

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
4.09%	Annual	6-mo. NIBOR, 4.67%	Semi-Annual	09/17/25 (a)	09/17/30	NOK	105,430	$ (7,043)	$ 7,501	$ (14,544)
4.10%	Annual	6-mo. NIBOR, 4.67%	Semi-Annual	09/17/25 (a)	09/17/30	NOK	71,980	(7,242)	23,341	(30,583)
4.11%	Annual	6-mo. NIBOR, 4.67%	Semi-Annual	09/17/25 (a)	09/17/30	NOK	74,730	(8,851)	6,531	(15,382)
4.13%	Annual	6-mo. NIBOR, 4.67%	Semi-Annual	09/17/25 (a)	09/17/30	NOK	75,070	(18,205)	(3,122)	(15,083)
4.17%	Annual	6-mo. NIBOR, 4.67%	Semi-Annual	09/17/25 (a)	09/17/30	NOK	103,810	(38,269)	33,711	(71,980)
4.17%	Annual	6-mo. NIBOR, 4.67%	Semi-Annual	09/17/25 (a)	09/17/30	NOK	85,520	(33,792)	(3,172)	(30,620)
4.77%	Annual	6-mo. WIBOR, 5.76%	Semi-Annual	09/17/25 (a)	09/17/30	PLN	21,630	(59,175)	63	(59,238)
4.85%	Annual	6-mo. WIBOR, 5.76%	Semi-Annual	09/17/25 (a)	09/17/30	PLN	390,090	(1,385,712)	1,129	(1,386,841)
1-day MIBOR, 7.20%	Semi-Annual	5.94%	Semi-Annual	09/17/25 (a)	09/17/30	INR	309,500	6,834	40	6,794
1-day MIBOR, 7.20%	Semi-Annual	5.94%	Semi-Annual	09/17/25 (a)	09/17/30	INR	309,500	6,536	40	6,496
1-day MIBOR, 7.20%	Semi-Annual	5.95%	Semi-Annual	09/17/25 (a)	09/17/30	INR	205,070	5,711	26	5,685
3-mo. JIBAR, 7.56%	Quarterly	7.86%	Quarterly	09/17/25 (a)	09/17/30	ZAR	127,990	(6,222)	79	(6,301)
2.65%	Annual	6-mo. EURIBOR, 2.34%	Semi-Annual	06/18/25 (a)	06/18/35	EUR	32,100	53,903	366,450	(312,547)
2.67%	Annual	6-mo. EURIBOR, 2.34%	Semi-Annual	06/18/25 (a)	06/18/35	EUR	33,045	(13,561)	143,664	(157,225)
2.70%	Annual	6-mo. EURIBOR, 2.34%	Semi-Annual	06/18/25 (a)	06/18/35	EUR	16,020	(50,833)	(62,246)	11,413
2.75%	Annual	6-mo. EURIBOR, 2.34%	Semi-Annual	06/18/25 (a)	06/18/35	EUR	15,825	(133,515)	50,872	(184,387)
6-mo. EURIBOR, 2.34%	Semi-Annual	2.77%	Annual	06/18/25 (a)	06/18/35	EUR	127,905	1,201,847	155,530	1,046,317
3.83%	Annual	1-day SOFR, 4.41%	Annual	06/18/25 (a)	06/18/35	USD	73,580	(471,779)	227,902	(699,681)
1-day SONIA, 4.46%	Annual	4.23%	Annual	06/18/25 (a)	06/18/35	GBP	29,570	188,207	106,697	81,510
1-day SONIA, 4.46%	Annual	4.25%	Annual	06/18/25 (a)	06/18/35	GBP	29,506	274,441	(54,749)	329,190
4.28%	Annual	1-day SONIA, 4.46%	Annual	06/18/25 (a)	06/18/35	GBP	50	593	4,681	(4,088)
2.50%	Annual	6-mo. EURIBOR, 2.34%	Semi-Annual	06/18/25 (a)	06/18/55	EUR	2,177	62,363	39,318	23,045
2.65%	Annual	6-mo. EURIBOR, 2.34%	Semi-Annual	06/18/25 (a)	06/18/55	EUR	56,936	(347,149)	(16,036)	(331,113)
1-day SOFR, 4.41%	Annual	3.81%	Annual	06/18/25 (a)	06/18/55	USD	8,580	39,123	(67,942)	107,065
4.46%	Annual	1-day SONIA, 4.46%	Annual	06/18/25 (a)	06/18/55	GBP	28,980	(209,368)	131,674	(341,042)
4.50%	Annual	1-day SONIA, 4.46%	Annual	06/18/25 (a)	06/18/55	GBP	14,603	(249,080)	45,074	(294,154)
4.53%	Annual	1-day SONIA, 4.46%	Annual	06/18/25 (a)	06/18/55	GBP	15,200	(338,089)	(311,387)	(26,702)
								$ 414,900	$ 97,060	$ 317,840

(a)	Forward Swap.
Centrally Cleared Inflation Swaps
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	2.05%	At Termination	03/15/35	EUR	12,440	$ 12,689	$ (6,511)	$ 19,200
Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	2.05%	At Termination	03/15/35	EUR	6,140	10,859	8,058	2,801
Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	2.06%	At Termination	03/15/35	EUR	7,000	18,183	235	17,948
Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	2.08%	At Termination	03/15/35	EUR	11,980	47,463	(15,475)	62,938
Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	2.10%	At Termination	03/15/35	EUR	17,830	112,925	15,438	97,487
Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	2.12%	At Termination	03/15/35	EUR	17,820	154,595	7,436	147,159
UK RPI All Items NSA	At Termination	3.41%	At Termination	03/15/35	GBP	15,260	40,133	8,888	31,245
UK RPI All Items NSA	At Termination	3.43%	At Termination	03/15/35	GBP	5,500	22,610	5,698	16,912
2.48%	At Termination	US CPI for All Urban Consumers NSA	At Termination	03/28/35	USD	43,190	157,626	45,593	112,033
2.51%	At Termination	US CPI for All Urban Consumers NSA	At Termination	03/31/35	USD	35,940	2,106	748	1,358
							$ 579,189	$ 70,108	$ 509,081
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Systematic Multi-Strategy Fund

OTC Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
3-mo. KLIBOR, 3.66%	Quarterly	3.46%	Quarterly	BNP Paribas SA	09/17/25	09/17/30	MYR	24,580	$ (6,503)	$ —	$ (6,503)
3-mo. KLIBOR, 3.66%	Quarterly	3.49%	Quarterly	BNP Paribas SA	09/17/25	09/17/30	MYR	19,580	1,047	—	1,047
									$ (5,456)	$ —	$ (5,456)
OTC Total Return Swaps
Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)	Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Monthly	Bank of America N.A.(b)	02/16/28	$115,971,446	$5,789,015 (c)	$121,306,115	9.1%
	Monthly	Bank of America N.A.(d)	02/16/28	7,348,192	(6,893,465)(e)	572,887	12.5
	Monthly	Barclays Bank PLC(f)	01/23/26	(59,886,679)	11,366,762 (g)	(48,653,532)	12.4
	Monthly	Barclays Bank PLC(h)	01/23/26	(89,792,362)	(7,166,883)(i)	(96,919,907)	17.4
	Monthly	BNP Paribas SA(j)	05/27/25	5,997,781	10,500,340 (k)	17,243,311	10.9
	Monthly	BNP Paribas SA(l)	05/27/25	(43,067,288)	7,345,731 (m)	(35,481,513)	15.0
	Monthly	Citibank N.A.(n)	02/24/28	26,145,307	(1,774,156)(o)	24,376,479	1.4
	Monthly	Citibank N.A.(p)	02/24/28	54,707,780	(291,348)(q)	54,378,534	1.0
	Monthly	Goldman Sachs Bank USA(r)	08/19/26	61,954,425	941,555 (s)	62,868,846	1.4
	Monthly	Goldman Sachs Bank USA(t)	08/19/26	54,652,333	1,696,858 (u)	56,335,041	1.7
	Monthly	HSBC Bank PLC(v)	02/09/28	36,603,465	(4,011,941)(w)	33,139,316	5.9
	Monthly	HSBC Bank PLC(x)	02/09/28	72,645,625	(4,922,621)(y)	67,206,233	10.8
	Monthly	Morgan Stanley & Co. International PLC(z)	10/03/28	(36,246,445)	(4,417,636)(aa)	(40,699,348)	3.6
	Monthly	Morgan Stanley & Co. International PLC(ab)	10/03/28	1,601,670	307,881 (ac)	1,973,337	2.8
	Monthly	SG Americas Securities LLC(ad)	12/08/25	55,895,465	1,699,380 (ae)	58,497,456	5.1
	Monthly	SG Americas Securities LLC(af)	12/08/25	60,087,701	(966,963)(ag)	59,915,986	2.4
					$9,202,509	$336,059,241

(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $454,346 of net dividends and financing fees.
(e)	Amount includes $(118,160) of net dividends and financing fees.
(g)	Amount includes $133,615 of net dividends and financing fees.
(i)	Amount includes $(39,338) of net dividends and financing fees.
(k)	Amount includes $(745,190) of net dividends and financing fees.
(m)	Amount includes $(240,044) of net dividends and financing fees.
(o)	Amount includes $(5,328) of net dividends and financing fees.
(q)	Amount includes $37,898 of net dividends and financing fees.
(s)	Amount includes $27,134 of net dividends and financing fees.
(u)	Amount includes $14,150 of net dividends and financing fees.
(w)	Amount includes $(547,792) of net dividends and financing fees.
(y)	Amount includes $516,771 of net dividends and financing fees.
(aa)	Amount includes $35,267 of net dividends and financing fees.
(ac)	Amount includes $(63,786) of net dividends and financing fees.
(ae)	Amount includes $(902,611) of net dividends and financing fees.
(ag)	Amount includes $(795,248) of net dividends and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
	(b)	(d)	(f)
Range: Benchmarks:	0-20 basis points USD - 1D Overnight Bank Funding Rate (OBFR01)	0-286 basis points USD - 1D Overnight Bank Funding Rate (OBFR01)	0-225 basis points USD - 1D Overnight Bank Funding Rate (OBFR01)

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Systematic Multi-Strategy Fund

(h)	(j)	(l)
0-225 basis points USD - 1D Overnight Bank Funding Rate (OBFR01)	0-300 basis points USD - 1D Overnight Bank Funding Rate (OBFR01)	0-300 basis points USD - 1D Overnight Bank Funding Rate (OBFR01)
(n)	(p)	(r)
15-290 basis points USD - 1D Overnight Bank Funding Rate (OBFR01)	15-290 basis points USD - 1D Overnight Bank Funding Rate (OBFR01)	15-20 basis points USD - 1D Overnight Fed Funds Effective Rate (FEDL01)
(t)	(v)	(x)
15-235 basis points USD - 1D Overnight Fed Funds Effective Rate (FEDL01)	0-20 basis points USD - 1D Overnight Bank Funding Rate (OBFR01)	0-20 basis points USD - 1D Overnight Bank Funding Rate (OBFR01)
(z)	(ab)	(ad)
15-248 basis points USD - 1D Overnight Fed Funds Effective Rate (FEDL01)	15-248 basis points USD - 1D Overnight Fed Funds Effective Rate (FEDL01)	0-20 basis points USD - 1D Overnight Bank Funding Rate (OBFR01)
(af)
0-20 basis points USD - 1D Overnight Bank Funding Rate (OBFR01)
The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Bank of America N.A. as of period end, termination date 02/16/28:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Entertainment
Netflix, Inc.	32,047	$29,884,789	24.6%
Food Products
Conagra Brands, Inc.	1,151,870	30,720,373	25.3
Tyson Foods, Inc., Class A	481,096	30,698,736	25.3
		61,419,109
Health Care Equipment & Supplies
Boston Scientific Corp.	310,203	31,293,278	25.8
Health Care Providers & Services
Cardinal Health, Inc.	236,111	32,529,012	26.8
HCA Healthcare, Inc.	37,423	12,931,518	10.7
		45,460,530
Hotels, Restaurants & Leisure
Aramark	234,203	8,084,688	6.6
Boyd Gaming Corp.	427,687	28,154,635	23.2
Expedia Group, Inc.	92,923	15,620,356	12.9
		51,859,679
Industrial Conglomerates
Honeywell International, Inc.	144,003	30,492,635	25.1
Insurance
Chubb Ltd.	107,518	32,469,361	26.8
Media
Comcast Corp., Class A	841,444	31,049,283	25.6
Oil, Gas & Consumable Fuels
APA Corp.	517,207	10,871,691	9.0
ConocoPhillips	183,630	19,284,823	15.9
		30,156,514
Security	Shares	Value	% of Basket Value
Specialty Retail
Bath & Body Works, Inc.	960,821	$29,132,093	24.0%
Technology Hardware, Storage & Peripherals
HP, Inc.	1,046,152	28,967,949	23.9
Total Reference Entity — Long		402,185,220
Reference Entity — Short
Common Stocks
Aerospace & Defense
Boeing Co.	(172,193)	(29,367,516)	(24.2)
Howmet Aerospace, Inc.	(226,159)	(29,339,607)	(24.2)
(58,707,123)
Consumer Finance
Ally Financial, Inc.	(822,328)	(29,990,302)	(24.7)
Diversified Telecommunication Services
Verizon Communications, Inc.	(476,500)	(21,614,040)	(17.8)
Electric Utilities
NRG Energy, Inc.	(309,433)	(29,538,474)	(24.3)
Hotels, Restaurants & Leisure
Hilton Worldwide Holdings, Inc.	(131,653)	(29,957,640)	(24.7)
Household Durables
KB Home	(419,206)	(24,364,253)	(20.1)
Machinery
Deere & Co.	(48,067)	(22,560,246)	(18.6)
Metals & Mining
Teck Resources Ltd., Class B	(389,892)	(14,203,766)	(11.7)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value
Oil, Gas & Consumable Fuels
Canadian Natural Resources Ltd.	(632,196)	$(19,471,637)	(16.1)%
Williams Cos, Inc.	(509,900)	(30,471,624)	(25.1)
(49,943,261)
Total Reference Entity — Short		(280,879,105)
Net Value of Reference Entity — Bank of America N.A.		$121,306,115
The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Bank of America N.A. as of period end, termination date 02/16/28:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Building Products
Owens Corning	50,246	$7,176,134	1,252.6%
Chemicals
DuPont de Nemours, Inc.	392,854	29,338,337	5,121.1
Containers & Packaging
Avery Dennison Corp.	8,575	1,526,093	266.4
Diversified Consumer Services
H&R Block, Inc.	179,247	9,842,453	1,718.0
Electrical Equipment
Emerson Electric Co.	71,165	7,802,531	1,362.0
Electronic Equipment, Instruments & Components
Flex Ltd.	477,482	15,795,105	2,757.1
Energy Equipment & Services
Baker Hughes Co., Class A	598,318	26,296,076	4,590.1
Food Products
General Mills, Inc.	269,715	16,126,260	2,814.9
Hormel Foods Corp.	6,906	213,671	37.3
		16,339,931
Ground Transportation
Uber Technologies, Inc.	408,985	29,798,647	5,201.5
XPO, Inc.	171,232	18,421,139	3,215.5
		48,219,786
Household Durables
KB Home	215,179	12,506,203	2,183.0
Household Products
Church & Dwight Co., Inc.	821	90,384	15.8
Insurance
Principal Financial Group, Inc.	239,817	20,233,360	3,531.8
IT Services
Gartner, Inc.	46,342	19,451,591	3,395.4
Twilio, Inc., Class A	101,056	9,894,393	1,727.1
		29,345,984
Security	Shares	Value	% of Basket Value
Life Sciences Tools & Services
Charles River Laboratories International, Inc.	49,624	$7,469,404	1,303.8%
Machinery
Stanley Black & Decker, Inc.	124,253	9,552,571	1,667.4
Multi-Utilities
Consolidated Edison, Inc.	243,932	26,976,440	4,708.9
Pharmaceuticals
Merck & Co., Inc.	330,933	29,704,546	5,185.1
Zoetis, Inc., Class A	180,548	29,727,228	5,189.0
		59,431,774
Software
Elastic NV	251,084	22,371,584	3,905.1
Specialized REITs
Digital Realty Trust, Inc., REIT	48,965	7,016,195	1,224.7
Specialty Retail
Best Buy Co., Inc.	413,619	30,446,495	5,314.6
Ross Stores, Inc.	235,827	30,136,332	5,260.4
		60,582,827
Technology Hardware, Storage & Peripherals
Hewlett Packard Enterprise Co.	1,253,517	19,341,767	3,376.2
Seagate Technology Holdings PLC	174,805	14,849,685	2,592.1
		34,191,452
Trading Companies & Distributors
WESCO International, Inc.	56,368	8,753,950	1,528.0
Water Utilities
American Water Works Co., Inc.	12,138	1,790,598	312.6
Total Reference Entity — Long		462,649,172
Reference Entity — Short
Common Stocks
Automobiles
Stellantis NV	(1,436,695)	(16,105,351)	(2,811.3)
Broadline Retail
Kohl’s Corp.	(19,340)	(158,201)	(27.6)
Capital Markets
Brookfield Corp., Class A	(553,272)	(28,996,986)	(5,061.6)
KKR & Co., Inc., Class A	(254,443)	(29,416,155)	(5,134.7)
		(58,413,141)
Chemicals
Nutrien Ltd.	(26,438)	(1,313,175)	(229.2)
Diversified Telecommunication Services
BCE, Inc.	(428,206)	(9,831,610)	(1,716.1)
Ground Transportation
Canadian National Railway Co.	(1,418)	(138,198)	(24.1)
Health Care Equipment & Supplies
Baxter International, Inc.	(367,581)	(12,582,298)	(2,196.3)
Health Care Providers & Services
CVS Health Corp.	(451,771)	(30,607,485)	(5,342.7)
Household Durables
Somnigroup International, Inc.	(529,258)	(31,691,969)	(5,532.0)
Whirlpool Corp.	(164,131)	(14,793,127)	(2,582.2)
		(46,485,096)

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value
Industrial Conglomerates
3M Co.	(197,975)	$(29,074,609)	(5,075.1)%
Insurance
Aon PLC, Class A	(73,712)	(29,417,722)	(5,135.0)
Arthur J Gallagher & Co.	(42,998)	(14,844,629)	(2,591.2)
MetLife, Inc.	(34,527)	(2,772,173)	(483.9)
(47,034,524)
Interactive Media & Services
Match Group, Inc.	(435,610)	(13,591,032)	(2,372.4)
IT Services
International Business Machines Corp.	(119,478)	(29,709,400)	(5,185.9)
Life Sciences Tools & Services
Thermo Fisher Scientific, Inc.	(5,959)	(2,965,198)	(517.6)
Machinery
Deere & Co.	(1,371)	(643,479)	(112.3)
Multi-Utilities
Sempra	(428,554)	(30,581,613)	(5,338.2)
Oil, Gas & Consumable Fuels
Coterra Energy, Inc.	(456,100)	(13,181,290)	(2,300.9)
Enbridge, Inc.	(336,535)	(14,911,866)	(2,602.9)
(28,093,156)
Passenger Airlines
Southwest Airlines Co.	(890,538)	(29,904,266)	(5,219.9)
Pharmaceuticals
Royalty Pharma PLC, Class A	(919,279)	(28,617,155)	(4,995.2)
Real Estate Management & Development
CBRE Group, Inc., Class A	(94,057)	(12,300,775)	(2,147.2)
Semiconductors & Semiconductor Equipment
Texas Instruments, Inc.	(28,171)	(5,062,329)	(883.6)
Software
Oracle Corp.	(206,453)	(28,864,194)	(5,038.4)
Total Reference Entity — Short		(462,076,285)
Net Value of Reference Entity — Bank of America N.A.		$572,887
The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Barclays Bank PLC as of period end, termination date 01/23/26:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Air Freight & Logistics
FedEx Corp.	126,778	$30,905,941	(63.5)%
Security	Shares	Value	% of Basket Value
Chemicals
Dow, Inc.	210,767	$7,359,984	(15.1)%
Sherwin-Williams Co.	954	333,127	(0.7)
		7,693,111
Consumer Staples Distribution & Retail
Kroger Co.	16,756	1,134,214	(2.3)
Containers & Packaging
International Paper Co.	367,921	19,628,585	(40.3)
Electric Utilities
American Electric Power Co., Inc.	289,367	31,619,132	(65.0)
Exelon Corp.	591,096	27,237,704	(56.0)
		58,856,836
Entertainment
Walt Disney Co.	301,415	29,749,660	(61.2)
Food Products
The Campbell’s Co.	332,720	13,282,182	(27.3)
Health Care Providers & Services
CVS Health Corp.	88,474	5,994,113	(12.3)
Hotel & Resort REITs
Host Hotels & Resorts, Inc., REIT	2,046,454	29,080,111	(59.8)
Hotels, Restaurants & Leisure
McDonald’s Corp.	98,145	30,657,554	(63.0)
Insurance
Allstate Corp.	19,620	4,062,713	(8.4)
Hartford Insurance Group, Inc.	260,056	32,176,729	(66.1)
		36,239,442
Multi-Utilities
Dominion Energy, Inc.	116,956	6,557,723	(13.5)
Oil, Gas & Consumable Fuels
APA Corp.	981,186	20,624,530	(42.4)
Valero Energy Corp.	111,288	14,697,806	(30.2)
		35,322,336
Pharmaceuticals
Bristol-Myers Squibb Co.	509,844	31,095,386	(63.9)
Retail REITs
Simon Property Group, Inc., REIT	43,484	7,221,823	(14.8)
Specialty Retail
AutoZone, Inc.	8,136	31,020,778	(63.7)
Lowe’s Cos, Inc.	131,133	30,584,150	(62.9)
		61,604,928
Tobacco
Altria Group, Inc.	543,481	32,619,730	(67.1)
Total Reference Entity — Long		437,643,675
Reference Entity — Short
Common Stocks
Broadline Retail
Kohl’s Corp.	(31,089)	(254,308)	0.5
Chemicals
Corteva, Inc.	(260,463)	(16,390,937)	33.7
Eastman Chemical Co.	(260,959)	(22,993,097)	47.3
		(39,384,034)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value
Containers & Packaging
Ball Corp.	(378,933)	$(19,731,041)	40.6%
Diversified Telecommunication Services
AT&T, Inc.	(1,051,816)	(29,745,357)	61.1
Electric Utilities
Southern Co.	(115,030)	(10,577,009)	21.7
Food Products
General Mills, Inc.	(250,231)	(14,961,312)	30.8
Ground Transportation
Avis Budget Group, Inc.	(387,275)	(29,394,173)	60.4
Health Care Providers & Services
Tenet Healthcare Corp.	(197,600)	(26,577,200)	54.6
Household Durables
Lennar Corp., Class A	(256,317)	(29,420,065)	60.5
PulteGroup, Inc.	(279,249)	(28,706,797)	59.0
		(58,126,862)
Insurance
American International Group, Inc.	(176,638)	(15,356,908)	31.6
MetLife, Inc.	(253,739)	(20,372,704)	41.9
Prudential Financial, Inc.	(141,733)	(15,828,741)	32.5
		(51,558,353)
Media
Sirius XM Holdings, Inc.	(43,917)	(990,109)	2.0
Metals & Mining
Cleveland-Cliffs, Inc.	(3,427,571)	(28,174,634)	57.9
Oil, Gas & Consumable Fuels
Enbridge, Inc.	(702,952)	(31,147,803)	64.0
Murphy Oil Corp.	(1,079,082)	(30,645,929)	63.0
Occidental Petroleum Corp.	(74,762)	(3,690,252)	7.6
		(65,483,984)
Passenger Airlines
American Airlines Group, Inc.	(2,736,468)	(28,869,737)	59.3
Pharmaceuticals
Pfizer, Inc.	(1,142,853)	(28,959,895)	59.5
Specialized REITs
Iron Mountain, Inc., REIT	(282,627)	(24,317,227)	50.0
Technology Hardware, Storage & Peripherals
Dell Technologies, Inc., Class C	(320,263)	(29,191,972)	60.0
Total Reference Entity — Short		(486,297,207)
Net Value of Reference Entity — Barclays Bank PLC		$(48,653,532)
The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Barclays Bank PLC as of period end, termination date 01/23/26:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Aerospace & Defense
General Dynamics Corp.	31,703	$8,641,604	(8.9)%
Beverages
PepsiCo, Inc.	24,901	3,733,656	(3.9)
Biotechnology
Biogen, Inc.	210,183	28,761,441	(29.7)
Gilead Sciences, Inc.	274,596	30,768,482	(31.7)
		59,529,923
Building Products
Allegion PLC	70,473	9,193,908	(9.5)
Capital Markets
Moody’s Corp.	15,495	7,215,867	(7.4)
Raymond James Financial, Inc.	90,495	12,570,660	(13.0)
S&P Global, Inc.	5,892	2,993,725	(3.1)
		22,780,252
Chemicals
Eastman Chemical Co.	28,945	2,550,344	(2.6)
Construction & Engineering
MasTec, Inc.	249,863	29,161,511	(30.1)
Electrical Equipment
Regal Rexnord Corp.	182,593	20,788,213	(21.5)
Electronic Equipment, Instruments & Components
Jabil, Inc.	205,765	27,998,444	(28.9)
Teledyne Technologies, Inc.	893	444,455	(0.5)
		28,442,899
Entertainment
Walt Disney Co.	263,083	25,966,292	(26.8)
Financial Services
Fidelity National Information Services, Inc.	210,397	15,712,448	(16.2)
Food Products
Tyson Foods, Inc., Class A	396,487	25,299,835	(26.1)
Health Care Providers & Services
Labcorp Holdings, Inc.	96,210	22,391,915	(23.1)
Hotels, Restaurants & Leisure
Booking Holdings, Inc.	6,587	30,345,716	(31.3)
Household Products
Colgate-Palmolive Co.	317,123	29,714,425	(30.7)
Kimberly-Clark Corp.	159,861	22,735,431	(23.4)
		52,449,856

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value
Independent Power and Renewable Electricity Producers
Vistra Corp.	243,317	$28,575,148	(29.5)%
Insurance
Aflac, Inc.	160,469	17,842,548	(18.4)
Life Sciences Tools & Services
Avantor, Inc.	1,127,136	18,270,875	(18.9)
Oil, Gas & Consumable Fuels
Chevron Corp.	50,984	8,529,114	(8.8)
TC Energy Corp.	606,905	28,651,985	(29.5)
Valero Energy Corp.	98,873	13,058,157	(13.5)
		50,239,256
Pharmaceuticals
Bristol-Myers Squibb Co.	54,100	3,299,559	(3.4)
Professional Services
Leidos Holdings, Inc.	12,100	1,632,774	(1.7)
Verisk Analytics, Inc.	54,231	16,140,230	(16.6)
		17,773,004
Residential REITs
Equity Residential, REIT	123,782	8,860,316	(9.1)
Software
Workday, Inc., Class A	12,045	2,812,869	(2.9)
Specialty Retail
Gap, Inc.	1,398,596	28,825,063	(29.7)
Home Depot, Inc.	27,093	9,929,314	(10.3)
		38,754,377
Technology Hardware, Storage & Peripherals
NetApp, Inc.	247,926	21,777,820	(22.5)
Textiles, Apparel & Luxury Goods
Crocs, Inc.	279,668	29,700,742	(30.6)
Total Reference Entity — Long		594,894,886
Reference Entity — Short
Common Stocks
Automobiles
Stellantis NV	(996,496)	(11,170,720)	11.5
Beverages
Coca-Cola Co.	(434,711)	(31,134,002)	32.1
Broadline Retail
Kohl’s Corp.	(871,617)	(7,129,827)	7.4
Capital Markets
Nasdaq, Inc.	(386,135)	(29,292,201)	30.2
Chemicals
Albemarle Corp.	(300,312)	(21,628,470)	22.3
Corteva, Inc.	(496,286)	(31,231,278)	32.2
Sherwin-Williams Co.	(385)	(134,438)	0.2
		(52,994,186)
Commercial Services & Supplies
Waste Management, Inc.	(118,030)	(27,325,125)	28.2
Consumer Finance
Capital One Financial Corp.	(43,300)	(7,763,690)	8.0
Security	Shares	Value	% of Basket Value
Consumer Staples Distribution & Retail
Dollar General Corp.	(82,354)	$(7,241,387)	7.5%
Distributors
Genuine Parts Co.	(83,159)	(9,907,563)	10.2
Electric Utilities
NextEra Energy, Inc.	(1,559)	(110,518)	0.1
Xcel Energy, Inc.	(166,508)	(11,787,101)	12.2
		(11,897,619)
Energy Equipment & Services
Transocean Ltd.	(785,693)	(2,490,647)	2.6
Entertainment
Warner Bros Discovery, Inc., Class A	(2,839,962)	(30,472,792)	31.4
Financial Services
Fiserv, Inc.	(1,916)	(423,110)	0.4
Food Products
Mondelez International, Inc., Class A	(211,344)	(14,339,691)	14.8
Health Care Providers & Services
Cencora, Inc.	(114,286)	(31,781,794)	32.8
DaVita, Inc.	(91,941)	(14,064,215)	14.5
McKesson Corp.	(47,080)	(31,684,369)	32.7
Molina Healthcare, Inc.	(94,355)	(31,079,593)	32.1
UnitedHealth Group, Inc.	(48,052)	(25,167,235)	25.9
		(133,777,206)
Health Care REITs
Healthpeak Properties, Inc.REIT	(5,259)	(106,337)	0.1
Hotels, Restaurants & Leisure
Hyatt Hotels Corp., Class A	(1,495)	(183,138)	0.2
Marriott International, Inc., Class A	(87,399)	(20,818,442)	21.5
Yum! Brands, Inc.	(186,717)	(29,381,787)	30.3
		(50,383,367)
Household Durables
PulteGroup, Inc.	(276,350)	(28,408,780)	29.3
Industrial Conglomerates
Honeywell International, Inc.	(42,049)	(8,903,876)	9.2
Machinery
AGCO Corp.	(315,442)	(29,200,466)	30.1
Cummins, Inc.	(42,355)	(13,275,751)	13.7
Xylem, Inc.	(245,453)	(29,321,816)	30.3
		(71,798,033)
Oil, Gas & Consumable Fuels
APA Corp.	(1,463,172)	(30,755,876)	31.8
Devon Energy Corp.	(586,242)	(21,925,451)	22.6
Kinder Morgan, Inc.	(3,914)	(111,666)	0.1
		(52,792,993)
Pharmaceuticals
Viatris, Inc.	(175,956)	(1,532,577)	1.6
Professional Services
Booz Allen Hamilton Holding Corp., Class A	(267,128)	(27,936,246)	28.8
Semiconductors & Semiconductor Equipment
Broadcom, Inc.	(91,368)	(15,297,744)	15.8
Microchip Technology, Inc.	(323,029)	(15,637,834)	16.1
		(30,935,578)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value
Specialized REITs
Iron Mountain, Inc.REIT	(111,535)	$(9,596,471)	9.9%
Textiles, Apparel & Luxury Goods
Tapestry, Inc.	(398,940)	(28,089,366)	29.0
Tobacco
Altria Group, Inc.	(66,168)	(3,971,403)	4.1
Total Reference Entity — Short		(691,814,793)
Net Value of Reference Entity — Barclays Bank PLC		$(96,919,907)
The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with BNP Paribas SA as of period end, termination date 05/27/25:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Automobiles
General Motors Co.	392,414	$18,455,230	107.0%
Consumer Staples Distribution & Retail
Albertsons Cos, Inc., Class A	1,403,987	30,873,674	179.1
Diversified Consumer Services
H&R Block, Inc.	581,324	31,920,501	185.1
Food Products
Lamb Weston Holdings, Inc.	206,361	10,999,041	63.8
Ground Transportation
Union Pacific Corp.	125,793	29,717,338	172.4
Health Care Providers & Services
UnitedHealth Group, Inc.	41,593	21,784,334	126.3
Household Durables
Newell Brands, Inc.	3,676,471	22,794,120	132.2
Toll Brothers, Inc.	278,084	29,362,890	170.3
		52,157,010
Independent Power and Renewable Electricity Producers
Vistra Corp.	230,124	27,025,763	156.7
Metals & Mining
Barrick Gold Corp.	1,623,976	31,570,093	183.1
Freeport-McMoRan, Inc.	266,437	10,087,305	58.5
Newmont Corp.	655,468	31,645,995	183.5
		73,303,393
Oil, Gas & Consumable Fuels
Devon Energy Corp.	258,728	9,676,427	56.1
Ovintiv, Inc.	485,147	20,764,292	120.4
		30,440,719
Passenger Airlines
Delta Air Lines, Inc.	147,773	6,442,903	37.4
Retail REITs
Simon Property Group, Inc., REIT	136,657	22,695,995	131.6
Security	Shares	Value	% of Basket Value
Specialty Retail
Gap, Inc.	106,273	$2,190,287	12.7%
Home Depot, Inc.	60,811	22,286,623	129.3
24,476,910
Wireless Telecommunication Services
T-Mobile U.S., Inc.	110,947	29,590,674	171.6
Total Reference Entity — Long		409,883,485
Reference Entity — Short
Common Stocks
Aerospace & Defense
TransDigm Group, Inc.	(22,342)	(30,905,465)	(179.2)
Automobiles
Ford Motor Co.	(3,039,005)	(30,481,220)	(176.8)
Biotechnology
Amgen, Inc.	(95,876)	(29,870,168)	(173.2)
Broadline Retail
Kohl’s Corp.	(332,832)	(2,722,566)	(15.8)
Macy’s, Inc.	(2,279,696)	(28,632,981)	(166.0)
(31,355,547)
Building Products
Johnson Controls International PLC	(274,352)	(21,978,339)	(127.5)
Consumer Finance
Capital One Financial Corp.	(72,620)	(13,020,766)	(75.5)
Health Care Providers & Services
McKesson Corp.	(48,643)	(32,736,253)	(189.8)
Hotels, Restaurants & Leisure
Marriott International, Inc., Class A	(71,772)	(17,096,090)	(99.1)
MGM Resorts International	(894,221)	(26,504,711)	(153.7)
Royal Caribbean Cruises Ltd.	(143,568)	(29,494,610)	(171.1)
(73,095,411)
Independent Power and Renewable Electricity Producers
AES Corp.	(590,415)	(7,332,954)	(42.5)
Insurance
MetLife, Inc.	(82,506)	(6,624,407)	(38.4)
Oil, Gas & Consumable Fuels
Canadian Natural Resources Ltd.	(323,395)	(9,960,566)	(57.8)
Passenger Airlines
Southwest Airlines Co.	(863,572)	(28,998,748)	(168.2)
Residential REITs
Equity Residential, REIT	(170,486)	(12,203,388)	(70.8)
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	(282,919)	(29,067,098)	(168.6)
Software
Oracle Corp.	(207,304)	(28,983,172)	(168.1)
Specialized REITs
Iron Mountain, Inc., REIT	(70,045)	(6,026,672)	(35.0)
Total Reference Entity — Short		(392,640,174)
Net Value of Reference Entity — BNP Paribas SA		$17,243,311

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Systematic Multi-Strategy Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with BNP Paribas SA as of period end, termination date 05/27/25:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Building Products
Carlisle Cos, Inc.	36,281	$12,353,680	(34.8)%
Chemicals
Celanese Corp., Class A	302,291	17,161,060	(48.4)
Consumer Finance
Ally Financial, Inc.	360,721	13,155,495	(37.1)
Consumer Staples Distribution & Retail
Target Corp.	280,589	29,282,268	(82.5)
Electronic Equipment, Instruments & Components
Zebra Technologies Corp., Class A	104,303	29,471,856	(83.1)
Energy Equipment & Services
Halliburton Co.	1,204,313	30,553,421	(86.1)
Entertainment
Electronic Arts, Inc.	116,119	16,781,518	(47.3)
Financial Services
PayPal Holdings, Inc.	173,698	11,333,795	(31.9)
Food Products
Archer-Daniels-Midland Co.	288,687	13,859,863	(39.1)
Bunge Global SA	188,308	14,390,497	(40.5)
		28,250,360
Ground Transportation
Norfolk Southern Corp.	23,381	5,537,790	(15.6)
Health Care REITs
Alexandria Real Estate Equities, Inc., REIT	259,274	23,985,438	(67.6)
Omega Healthcare Investors, Inc., REIT	456,262	17,374,457	(49.0)
		41,359,895
Hotel & Resort REITs
Host Hotels & Resorts, Inc., REIT	1,045,876	14,861,898	(41.9)
Hotels, Restaurants & Leisure
Carnival Corp.	153,192	2,991,840	(8.4)
Las Vegas Sands Corp.	417,252	16,118,445	(45.4)
Norwegian Cruise Line Holdings Ltd.	1,196,544	22,686,474	(64.0)
		41,796,759
Household Durables
Mohawk Industries, Inc.	211,024	24,094,720	(67.9)
Insurance
Prudential Financial, Inc.	60,670	6,775,626	(19.1)
IT Services
VeriSign, Inc.	121,768	30,913,242	(87.1)
Life Sciences Tools & Services
Agilent Technologies, Inc.	249,233	29,155,276	(82.2)
Security	Shares	Value	% of Basket Value
Multi-Utilities
Dominion Energy, Inc.	201,789	$11,314,309	(31.9)%
WEC Energy Group, Inc.	189,348	20,635,145	(58.1)
		31,949,454
Oil, Gas & Consumable Fuels
Cheniere Energy, Inc.	110,696	25,615,054	(72.2)
Residential REITs
Camden Property Trust, REIT	174,308	21,317,869	(60.1)
Invitation Homes, Inc., REIT	454,891	15,852,951	(44.7)
		37,170,820
Specialty Retail
Bath & Body Works, Inc.	915,972	27,772,271	(78.3)
Lowe’s Cos, Inc.	106,660	24,876,312	(70.1)
Murphy USA, Inc.	9,381	4,407,287	(12.4)
		57,055,870
Total Reference Entity — Long		534,629,857
Reference Entity — Short
Common Stocks
Aerospace & Defense
Huntington Ingalls Industries, Inc.	(149,781)	(30,561,315)	86.1
Automobiles
Ford Motor Co.	(3,049,399)	(30,585,472)	86.2
General Motors Co.	(378,818)	(17,815,810)	50.2
		(48,401,282)
Beverages
Keurig Dr Pepper, Inc.	(4,439)	(151,903)	0.4
Broadline Retail
Kohl’s Corp.	(361,804)	(2,959,557)	8.4
Macy’s, Inc.	(2,243,948)	(28,183,987)	79.4
		(31,143,544)
Building Products
Fortune Brands Innovations, Inc.	(258,080)	(15,711,910)	44.3
Capital Markets
Intercontinental Exchange, Inc.	(24,407)	(4,210,207)	11.9
Chemicals
Air Products and Chemicals, Inc.	(54,517)	(16,078,154)	45.3
Dow, Inc.	(130,547)	(4,558,701)	12.9
Nutrien Ltd.	(5,015)	(249,095)	0.7
		(20,885,950)
Construction Materials
Martin Marietta Materials, Inc.	(44,621)	(21,334,639)	60.1
Consumer Staples Distribution & Retail
Kroger Co.	(62,303)	(4,217,290)	11.9
Containers & Packaging
Amcor PLC	(728,932)	(7,070,640)	19.9
Financial Services
Berkshire Hathaway, Inc., Class B	(58,853)	(31,343,931)	88.3
Shift4 Payments, Inc., Class A	(170,592)	(13,939,072)	39.3
		(45,283,003)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value
Health Care Equipment & Supplies
Abbott Laboratories	(72,520)	$(9,619,778)	27.1%
Boston Scientific Corp.	(131,023)	(13,217,600)	37.3
		(22,837,378)
Health Care Providers & Services
Elevance Health, Inc.	(58,012)	(25,232,900)	71.1
Hotels, Restaurants & Leisure
Caesars Entertainment, Inc.	(1,132,957)	(28,323,925)	79.8
Insurance
Arthur J Gallagher & Co.	(47,069)	(16,250,101)	45.8
Brown & Brown, Inc.	(252,394)	(31,397,814)	88.5
Marsh & McLennan Cos, Inc.	(67,223)	(16,404,429)	46.2
		(64,052,344)
Media
News Corp., Class A	(3,592)	(97,774)	0.3
Sirius XM Holdings, Inc.	(846,106)	(19,075,460)	53.7
		(19,173,234)
Metals & Mining
Cleveland-Cliffs, Inc.	(3,413,498)	(28,058,954)	79.1
Oil, Gas & Consumable Fuels
EQT Corp.	(578,589)	(30,914,010)	87.1
Occidental Petroleum Corp.	(258,528)	(12,760,942)	36.0
ONEOK, Inc.	(286,772)	(28,453,518)	80.2
Permian Resources Corp., Class A	(137,653)	(1,906,494)	5.4
Phillips 66	(208,909)	(25,796,084)	72.7
		(99,831,048)
Software
Roper Technologies, Inc.	(14,028)	(8,270,628)	23.3
Specialty Retail
Advance Auto Parts, Inc.	(768,374)	(30,127,945)	84.9
Textiles, Apparel & Luxury Goods
VF Corp.	(248,624)	(3,858,644)	10.9
Tobacco
Philip Morris International, Inc.	(71,648)	(11,372,687)	32.1
Total Reference Entity — Short		(570,111,370)
Net Value of Reference Entity — BNP Paribas SA		$(35,481,513)
The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Citibank N.A. as of period end, termination date 02/24/28:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Aerospace & Defense
RTX Corp.	106,572	$14,116,527	57.9%
Financial Services
Fiserv, Inc.	67,195	14,838,672	60.9
Household Durables
DR Horton, Inc.	122,272	15,544,439	63.8
Specialized REITs
Weyerhaeuser Co., REIT	272,291	7,972,681	32.7
Trading Companies & Distributors
United Rentals, Inc.	19,446	12,186,808	50.0
Total Reference Entity — Long		64,659,127
Reference Entity — Short
Common Stocks
Broadline Retail
Kohl’s Corp.	(370,526)	(3,030,902)	(12.4)
Electronic Equipment, Instruments & Components
Arrow Electronics, Inc.	(17,595)	(1,826,889)	(7.5)
Insurance
Marsh & McLennan Cos, Inc.	(127,061)	(31,006,696)	(127.2)
Prudential Financial, Inc.	(30,962)	(3,457,836)	(14.2)
		(34,464,532)
IT Services
International Business Machines Corp.	(3,862)	(960,325)	(4.0)
Total Reference Entity — Short		(40,282,648)
Net Value of Reference Entity — Citibank N.A.		$24,376,479

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Systematic Multi-Strategy Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Citibank N.A. as of period end, termination date 02/24/28:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Metals & Mining
Newmont Corp.	608,665	$29,386,346	54.1%
Residential REITs
Essex Property Trust, Inc., REIT	16,918	5,186,551	9.5
Textiles, Apparel & Luxury Goods
Ralph Lauren Corp., Class A	134,843	29,765,244	54.7
Total Reference Entity — Long		64,338,141
Reference Entity — Short
Common Stocks
Automobile Components
Aptiv PLC	(160,251)	(9,534,934)	(17.5)
Broadline Retail
Kohl’s Corp.	(51,916)	(424,673)	(0.8)
Total Reference Entity — Short		(9,959,607)
Net Value of Reference Entity — Citibank N.A.		$54,378,534
The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination date 08/19/26:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Automobile Components
BorgWarner, Inc.	775,504	$22,218,190	35.3%
Hotels, Restaurants & Leisure
Royal Caribbean Cruises Ltd.	140,105	28,783,171	45.8
Insurance
Hartford Insurance Group, Inc.	246,967	30,557,227	48.6
Leisure Products
Hasbro, Inc.	43,895	2,699,103	4.3
Total Reference Entity — Long		84,257,691
Reference Entity — Short
Common Stocks
Chemicals
Albemarle Corp.	(102,556)	(7,386,083)	(11.7)
Metals & Mining
Nucor Corp.	(116,360)	(14,002,762)	(22.3)
Total Reference Entity — Short		(21,388,845)
Net Value of Reference Entity — Goldman Sachs Bank USA		$62,868,846
The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination date 08/19/26:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Consumer Finance
American Express Co.	114,336	$30,762,101	54.6%
Containers & Packaging
Packaging Corp. of America	152,050	30,108,941	53.5
Electric Utilities
FirstEnergy Corp.	769,431	31,100,401	55.2
Total Reference Entity — Long		91,971,443
Reference Entity — Short
Common Stocks
Broadline Retail
Kohl’s Corp.	(649,796)	(5,315,331)	(9.5)
Electric Utilities
NextEra Energy, Inc.	(427,720)	(30,321,071)	(53.8)
Total Reference Entity — Short		(35,636,402)
Net Value of Reference Entity — Goldman Sachs Bank USA		$56,335,041
The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with HSBC Bank PLC as of period end, termination date 02/09/28:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Air Freight & Logistics
United Parcel Service, Inc., Class B	265,574	$29,210,484	88.1%
Automobile Components
BorgWarner, Inc.	1,030,022	29,510,130	89.1
Communications Equipment
Motorola Solutions, Inc.	70,921	31,049,923	93.7
Consumer Staples Distribution & Retail
Walmart, Inc.	182,877	16,054,772	48.5
Hotels, Restaurants & Leisure
Darden Restaurants, Inc.	149,357	31,030,411	93.6
Insurance
Allstate Corp.	130,490	27,020,564	81.5
Life Sciences Tools & Services
Danaher Corp.	94,157	19,302,185	58.2
Media
Omnicom Group, Inc.	367,656	30,482,359	92.0
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value
Oil, Gas & Consumable Fuels
Targa Resources Corp.	74,441	$14,923,187	45.0%
Specialty Retail
Best Buy Co., Inc.	210,148	15,468,994	46.7
Total Reference Entity — Long		244,053,009
Reference Entity — Short
Common Stocks
Aerospace & Defense
General Electric Co.	(94,062)	(18,826,509)	(56.8)
Automobiles
Tesla, Inc.	(22,991)	(5,958,348)	(18.0)
Chemicals
Olin Corp.	(29,133)	(706,184)	(2.1)
Consumer Finance
Capital One Financial Corp.	(103,924)	(18,633,573)	(56.2)
Electric Utilities
PG&E Corp.	(1,820,447)	(31,275,279)	(94.4)
Energy Equipment & Services
Transocean Ltd.	(1,108,786)	(3,514,852)	(10.6)
Food Products
Mondelez International, Inc., Class A	(454,044)	(30,806,886)	(92.9)
Post Holdings, Inc.	(276,206)	(32,139,330)	(97.0)
(62,946,216)
Health Care Equipment & Supplies
Baxter International, Inc.	(164,118)	(5,617,759)	(17.0)
Health Care Providers & Services
DaVita, Inc.	(87,242)	(13,345,409)	(40.3)
Quest Diagnostics, Inc.	(24,883)	(4,210,203)	(12.7)
(17,555,612)
Independent Power and Renewable Electricity Producers
AES Corp.	(1,695,018)	(21,052,124)	(63.5)
Insurance
Prudential Financial, Inc.	(74,360)	(8,304,525)	(25.1)
Oil, Gas & Consumable Fuels
Marathon Petroleum Corp.	(40,350)	(5,878,591)	(17.7)
Passenger Airlines
United Airlines Holdings, Inc.	(74,301)	(5,130,484)	(15.5)
Semiconductors & Semiconductor Equipment
Broadcom, Inc.	(32,931)	(5,513,637)	(16.6)
Total Reference Entity — Short		(210,913,693)
Net Value of Reference Entity — HSBC Bank PLC		$33,139,316
The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with HSBC Bank PLC as of period end, termination date 02/09/28:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Aerospace & Defense
Northrop Grumman Corp.	25,885	$13,253,379	19.7%
Building Products
Johnson Controls International PLC	367,023	29,402,213	43.8
Trane Technologies PLC	87,599	29,513,855	43.9
		58,916,068
Capital Markets
MSCI, Inc., Class A	53,702	30,368,481	45.2
Commercial Services & Supplies
Republic Services, Inc.	700	169,512	0.3
Consumer Finance
Synchrony Financial	560,258	29,660,058	44.1
Consumer Staples Distribution & Retail
Sysco Corp.	48,278	3,622,781	5.4
Containers & Packaging
Smurfit WestRock PLC	86,745	3,908,730	5.8
Electric Utilities
Eversource Energy	379,313	23,559,130	35.1
Food Products
Conagra Brands, Inc.	259,573	6,922,812	10.3
Hotels, Restaurants & Leisure
Expedia Group, Inc.	81,516	13,702,839	20.4
Las Vegas Sands Corp.	344,482	13,307,340	19.8
MGM Resorts International	101,651	3,012,936	4.5
Vail Resorts, Inc.	111,758	17,883,515	26.6
		47,906,630
Household Products
Clorox Co.	205,129	30,205,245	44.9
Insurance
Allstate Corp.	54,895	11,367,108	16.9
Life Sciences Tools & Services
Illumina, Inc.	363,538	28,843,105	42.9
Machinery
Caterpillar, Inc.	88,213	29,092,647	43.3
Residential REITs
Sun Communities, Inc., REIT	200,673	25,814,575	38.4
Retail REITs
Federal Realty Investment Trust, REIT	307,048	30,035,435	44.7
Specialized REITs
American Tower Corp., REIT	145,577	31,677,555	47.1

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value
Specialty Retail
TJX Cos, Inc.	257,756	$31,394,681	46.7%
Total Reference Entity — Long		436,717,932
Reference Entity — Short
Common Stocks
Construction & Engineering
Quanta Services, Inc.	(86,045)	(21,870,918)	(32.5)
Consumer Staples Distribution & Retail
Performance Food Group Co.	(183,132)	(14,399,669)	(21.4)
US Foods Holding Corp.	(450,690)	(29,502,168)	(43.9)
(43,901,837)
Containers & Packaging
Amcor PLC	(273,333)	(2,651,330)	(3.9)
Distributors
LKQ Corp.	(719,774)	(30,619,186)	(45.6)
Electric Utilities
Edison International	(375,857)	(22,145,494)	(33.0)
Electronic Equipment, Instruments & Components
CDW Corp.	(115,318)	(18,480,863)	(27.5)
Keysight Technologies, Inc.	(95,449)	(14,295,397)	(21.3)
TD SYNNEX Corp.	(61,564)	(6,400,193)	(9.5)
(39,176,453)
Entertainment
Take-Two Interactive Software, Inc.	(144,008)	(29,845,658)	(44.4)
Financial Services
Apollo Global Management, Inc.	(190,304)	(26,060,230)	(38.8)
Food Products
Lamb Weston Holdings, Inc.	(298,843)	(15,928,332)	(23.7)
Household Durables
DR Horton, Inc.	(230,974)	(29,363,725)	(43.7)
Industrial REITs
Prologis, Inc., REIT	(73,993)	(8,271,677)	(12.3)
Insurance
Progressive Corp.	(30,691)	(8,685,860)	(12.9)
Real Estate Management & Development
CBRE Group, Inc., Class A	(2,066)	(270,191)	(0.4)
Semiconductors & Semiconductor Equipment
Intel Corp.	(641,556)	(14,569,737)	(21.7)
Micron Technology, Inc.	(328,844)	(28,573,255)	(42.5)
(43,142,992)
Specialty Retail
AutoNation, Inc.	(18,652)	(3,020,132)	(4.5)
Technology Hardware, Storage & Peripherals
Dell Technologies, Inc., Class C	(314,145)	(28,634,317)	(42.6)
Trading Companies & Distributors
FTAI Aviation Ltd.	(143,415)	(15,923,367)	(23.7)
Total Reference Entity — Short		(369,511,699)
Net Value of Reference Entity — HSBC Bank PLC		$67,206,233
The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Morgan Stanley & Co. International PLC as of period end, termination date 10/03/28:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Automobile Components
Lear Corp.	249,073	$21,973,220	(54.0)%
Construction Materials
CRH PLC	90,242	7,938,589	(19.5)
Consumer Staples Distribution & Retail
Walmart, Inc.	33,568	2,946,935	(7.2)
Containers & Packaging
Ball Corp.	7,362	383,339	(0.9)
Financial Services
Block, Inc., Class A	525,628	28,557,369	(70.2)
Ground Transportation
CSX Corp.	28,284	832,398	(2.0)
Health Care Equipment & Supplies
STERIS PLC	28,870	6,543,386	(16.1)
Hotels, Restaurants & Leisure
Wynn Resorts Ltd.	262,879	21,950,396	(53.9)
Insurance
Manulife Financial Corp.	542,906	16,911,522	(41.6)
Textiles, Apparel & Luxury Goods
NIKE, Inc., Class B	29,273	1,858,250	(4.6)
Total Reference Entity — Long		109,895,404
Reference Entity — Short
Common Stocks
Broadline Retail
Kohl’s Corp.	(499,420)	(4,085,256)	10.0
Chemicals
FMC Corp.	(11,690)	(493,201)	1.2
Consumer Staples Distribution & Retail
Dollar Tree, Inc.	(113,181)	(8,496,498)	20.9
Diversified Consumer Services
Service Corp. International	(6,494)	(520,819)	1.3
Electric Utilities
Entergy Corp.	(1,250)	(106,863)	0.3
Electronic Equipment, Instruments & Components
Amphenol Corp., Class A	(74,198)	(4,866,647)	11.9
Trimble, Inc.	(127,465)	(8,368,077)	20.6
		(13,234,724)
Health Care Equipment & Supplies
Medtronic PLC	(1,646)	(147,910)	0.4
Health Care Providers & Services
HCA Healthcare, Inc.	(3,848)	(1,329,676)	3.3
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value
Health Care Providers & Services (continued)
Quest Diagnostics, Inc.	(1,024)	$(173,261)	0.4%
Tenet Healthcare Corp.	(6,402)	(861,069)	2.1
		(2,364,006)
Health Care REITs
Welltower, Inc., REIT	(1,269)	(194,424)	0.5
Household Durables
TopBuild Corp.	(1,595)	(486,395)	1.2
Independent Power and Renewable Electricity Producers
AES Corp.	(202,611)	(2,516,429)	6.2
Machinery
Otis Worldwide Corp.	(4,101)	(423,223)	1.0
Media
Charter Communications, Inc., Class A	(8,739)	(3,220,584)	7.9
Fox Corp., Class A	(70,972)	(4,017,015)	9.9
		(7,237,599)
Metals & Mining
Barrick Gold Corp.	(12,722)	(247,316)	0.6
Pan American Silver Corp.	(8,662)	(223,739)	0.6
Steel Dynamics, Inc.	(7,778)	(972,872)	2.4
		(1,443,927)
Multi-Utilities
CenterPoint Energy, Inc.	(713,245)	(25,840,866)	63.5
NiSource, Inc.	(68,545)	(2,747,969)	6.7
		(28,588,835)
Oil, Gas & Consumable Fuels
Hf Sinclair Corp.	(392,308)	(12,899,087)	31.7
Ovintiv, Inc.	(29,478)	(1,261,658)	3.1
Williams Cos, Inc.	(28,821)	(1,722,343)	4.2
		(15,883,088)
Personal Care Products
Estee Lauder Cos, Inc., Class A	(448,310)	(29,588,460)	72.7
Retail REITs
Realty, Income Corp., REIT	(10,510)	(609,685)	1.5
Semiconductors & Semiconductor Equipment
Skyworks Solutions, Inc.	(35,553)	(2,297,790)	5.6
Specialized REITs
SBA Communications Corp., REIT	(1,845)	(405,918)	1.0
Specialty Retail
AutoZone, Inc.	(247)	(941,757)	2.3
Dick’s Sporting Goods, Inc.	(143,997)	(29,024,035)	71.3
Lithia Motors, Inc., Class A	(3,547)	(1,041,187)	2.6
O’Reilly Automotive, Inc.	(323)	(462,723)	1.1
		(31,469,702)
Total Reference Entity — Short		(150,594,752)
Net Value of Reference Entity — Morgan Stanley & Co. International PLC		$(40,699,348)
The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Morgan Stanley & Co. International PLC as of period end, termination date 10/03/28:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Electric Utilities
Exelon Corp.	135,077	$6,224,348	315.4%
Energy Equipment & Services
Halliburton Co.	1,209,080	30,674,360	1,554.5
Hotels, Restaurants & Leisure
Carnival Corp.	1,157,962	22,614,998	1,146.0
Multi-Utilities
Sempra	430,333	30,708,563	1,556.2
Oil, Gas & Consumable Fuels
TC Energy Corp.	273,992	12,935,162	655.5
Total Reference Entity — Long		103,157,431
Reference Entity — Short
Common Stocks
Broadline Retail
Kohl’s Corp.	(427,146)	(3,494,054)	(177.1)
Building Products
Johnson Controls International PLC	(4,804)	(384,848)	(19.5)
Containers & Packaging
Sealed Air Corp.	(951,592)	(27,501,009)	(1,393.6)
Energy Equipment & Services
Transocean Ltd.	(4,200,173)	(13,314,548)	(674.7)
Ground Transportation
Avis Budget Group, Inc.	(3,870)	(293,733)	(14.9)
Hotels, Restaurants & Leisure
Yum! Brands, Inc.	(101,516)	(15,974,558)	(809.5)
Household Durables
Whirlpool Corp.	(164,812)	(14,854,506)	(752.8)
Media
Charter Communications, Inc., Class A	(35,912)	(13,234,649)	(670.7)
Sirius XM Holdings, Inc.	(346,082)	(7,802,419)	(395.4)
		(21,037,068)
Oil, Gas & Consumable Fuels
Kinder Morgan, Inc.	(151,762)	(4,329,770)	(219.4)
Total Reference Entity — Short		(101,184,094)
Net Value of Reference Entity — Morgan Stanley & Co. International PLC		$1,973,337

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Systematic Multi-Strategy Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with SG Americas Securities LLC as of period end, termination date 12/08/25:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Aerospace & Defense
HEICO Corp.	47,039	$12,568,350	21.5%
L3Harris Technologies, Inc.	53,896	11,280,972	19.3
		23,849,322
Communications Equipment
Motorola Solutions, Inc.	70,618	30,917,267	52.9
Construction Materials
Eagle Materials, Inc.	101,797	22,591,808	38.6
Diversified Telecommunication Services
Verizon Communications, Inc.	83,831	3,802,574	6.5
Household Durables
Toll Brothers, Inc.	282,250	29,802,778	51.0
Insurance
Reinsurance Group of America, Inc.	155,805	30,678,004	52.4
Media
Omnicom Group, Inc.	137,792	11,424,335	19.5
Metals & Mining
Southern Copper Corp.	308,934	28,872,972	49.4
Passenger Airlines
Delta Air Lines, Inc.	663,390	28,923,804	49.4
Technology Hardware, Storage & Peripherals
HP, Inc.	256,296	7,096,836	12.1
Total Reference Entity — Long		217,959,700
Reference Entity — Short
Common Stocks
Biotechnology
AbbVie, Inc.	(2,469)	(517,305)	(0.9)
Chemicals
Lyondellbasell Industries NV, Class A	(416,308)	(29,308,083)	(50.1)
Health Care Providers & Services
Cardinal Health, Inc.	(217,029)	(29,900,085)	(51.1)
Centene Corp.	(450,227)	(27,333,281)	(46.7)
Humana, Inc.	(42,816)	(11,329,114)	(19.4)
		(68,562,480)
Machinery
Cummins, Inc.	(30,276)	(9,489,710)	(16.2)
Semiconductors & Semiconductor Equipment
NXP Semiconductors NV	(130,919)	(24,882,465)	(42.5)
Qorvo, Inc.	(368,764)	(26,702,201)	(45.7)
		(51,584,666)
Total Reference Entity — Short		(159,462,244)
Net Value of Reference Entity — SG Americas Securities LLC		$58,497,456
The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with SG Americas Securities LLC as of period end, termination date 12/08/25:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Communications Equipment
Cisco Systems, Inc.	494,226	$30,498,687	50.9%
Consumer Staples Distribution & Retail
Target Corp.	281,745	29,402,908	49.1
Health Care Providers & Services
Universal Health Services, Inc., Class B	167,536	31,480,015	52.5
Machinery
Caterpillar, Inc.	89,363	29,471,917	49.2
Total Reference Entity — Long		120,853,527
Reference Entity — Short
Common Stocks
Food Products
Kraft Heinz Co.	(983,565)	(29,929,883)	(49.9)
Health Care Providers & Services
Cigna Group	(89,953)	(29,594,537)	(49.4)
Media
Sirius XM Holdings, Inc.	(62,680)	(1,413,121)	(2.4)
Total Reference Entity — Short		(60,937,541)
Net Value of Reference Entity — SG Americas Securities LLC		$59,915,986
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Systematic Multi-Strategy Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 83,954,523	$ —	$ 83,954,523
Common Stocks
Aerospace & Defense	14,210,386	—	—	14,210,386
Air Freight & Logistics	7,443,827	—	—	7,443,827
Automobile Components	95,414	—	—	95,414
Automobiles	1,969,357	—	—	1,969,357
Beverages	18,737,474	—	—	18,737,474
Biotechnology	17,017,315	—	—	17,017,315
Broadline Retail	1,959,678	—	—	1,959,678
Building Products	921,233	—	—	921,233
Capital Markets	9,302,649	—	—	9,302,649
Chemicals	3,537,926	—	—	3,537,926
Commercial Services & Supplies	1,851,741	—	—	1,851,741
Communications Equipment	8,854,477	—	—	8,854,477
Construction & Engineering	401,211	—	—	401,211
Construction Materials	461,453	—	—	461,453
Consumer Staples Distribution & Retail	3,593,882	—	—	3,593,882
Containers & Packaging	6,372,792	—	—	6,372,792
Distributors	1,441,594	—	—	1,441,594
Diversified Consumer Services	573,919	—	—	573,919
Diversified Telecommunication Services	9,798,078	—	—	9,798,078
Electric Utilities	47,916,299	—	—	47,916,299
Electrical Equipment	616,842	—	—	616,842
Electronic Equipment, Instruments & Components	506,342	—	—	506,342
Entertainment	2,054,354	—	—	2,054,354
Financial Services	5,855,238	—	—	5,855,238
Food Products	29,551,432	—	—	29,551,432
Gas Utilities	1,214,775	—	—	1,214,775
Ground Transportation	2,683,700	—	—	2,683,700
Health Care Equipment & Supplies	18,961,463	—	—	18,961,463
Health Care Providers & Services	13,475,627	—	—	13,475,627
Health Care Technology	279,379	—	—	279,379
Hotels, Restaurants & Leisure	16,697,711	—	—	16,697,711
Household Durables	632,726	—	—	632,726
Household Products	26,920,399	—	—	26,920,399
Independent Power and Renewable Electricity Producers	109,219	—	—	109,219
Industrial Conglomerates	410,583	—	—	410,583

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Systematic Multi-Strategy Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Insurance	$ 8,224,526	$ —	$ —	$ 8,224,526
Interactive Media & Services	3,967,086	—	—	3,967,086
IT Services	17,323,160	—	—	17,323,160
Life Sciences Tools & Services	1,332,651	—	—	1,332,651
Machinery	3,200,214	—	—	3,200,214
Marine Transportation	101,010	—	—	101,010
Media	11,409,427	—	—	11,409,427
Metals & Mining	413,687	—	—	413,687
Multi-Utilities	36,943,648	—	—	36,943,648
Oil, Gas & Consumable Fuels	34,392,762	1,294,208	—	35,686,970
Personal Care Products	2,900,563	—	—	2,900,563
Pharmaceuticals	19,399,088	—	—	19,399,088
Professional Services	17,126,878	—	—	17,126,878
Residential REITs	14,610,604	—	—	14,610,604
Retail REITs	8,508,952	—	—	8,508,952
Semiconductors & Semiconductor Equipment	4,771,671	—	—	4,771,671
Software	3,766,142	—	—	3,766,142
Specialized REITs	3,196,924	—	—	3,196,924
Specialty Retail	5,825,375	—	—	5,825,375
Technology Hardware, Storage & Peripherals	2,059,145	—	—	2,059,145
Textiles, Apparel & Luxury Goods	259,589	—	—	259,589
Tobacco	8,151,670	—	—	8,151,670
Trading Companies & Distributors	890,281	—	—	890,281
Water Utilities	168,025	—	—	168,025
Wireless Telecommunication Services	825,201	—	—	825,201
Corporate Bonds	—	4,174,448,228	—	4,174,448,228
Non-Agency Mortgage-Backed Securities	—	1,842,305,052	—	1,842,305,052
Preferred Securities
Capital Trust	—	1,772,498	—	1,772,498
U.S. Government Sponsored Agency Securities	—	826,462,380	—	826,462,380
Short-Term Securities
Money Market Funds	293,878,455	—	—	293,878,455
U.S. Treasury Obligations	—	426,353,789	—	426,353,789
	$780,077,229	$7,356,590,678	$—	$8,136,667,907
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ —	$ 39,647,522	$ —	$ 39,647,522
Foreign Currency Exchange Contracts	—	5,654,182	—	5,654,182
Interest Rate Contracts	11,739,093	7,375,828	—	19,114,921
Other Contracts	—	509,081	—	509,081
Liabilities
Credit Contracts	—	(220,839)	—	(220,839)
Equity Contracts	—	(30,445,013)	—	(30,445,013)
Foreign Currency Exchange Contracts	—	(7,849,174)	—	(7,849,174)
Interest Rate Contracts	(9,275,764)	(7,063,444)	—	(16,339,208)
	$2,463,329	$7,608,143	$—	$10,071,472

(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
Currency Abbreviation (continued)
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Systematic Multi-Strategy Fund

Currency Abbreviation (continued)
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Portfolio Abbreviation
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Rate
CDC	Certificate of Deposit Rate
CMT	Constant Maturity Treasury
CORRA	Overnight Bank of Canada Repo Rate
CPI	Consumer Price Index
CVR	Contingent Value Right
EURIBOR	Euro Interbank Offered Rate
HIBOR	Hong Kong Interbank Offered Rate
JIBAR	Johannesburg Interbank Average Rate
KLIBOR	Kuala Lumpur Interbank Offered Rate
MIBOR	Mumbai Interbank Offered Rate
NIBOR	Norwegian Interbank Offered Rate
PIK	Payment-in-Kind
PRIBOR	Prague Interbank Offer Rate
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
S&P	Standard & Poor’s
SAB	Special Assessment Bonds
SG	Syncora Guarantee
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
SORA	Singapore Overnight Rate Average
Portfolio Abbreviation (continued)
SSARON	Swiss Average Overnight Rate
STACR	Structured Agency Credit Risk
STIBOR	Stockholm Interbank Offered Rate
THOR	Thai Overnight Repurchase Rate
TIIEFONDEO	MXN Overnight TIIE Funding Rate
UK RPI	United Kingdom Retail Price Index
WIBOR	Warsaw Interbank Offered Rate